UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2024

Date of reporting period: 07/31/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares ESG Aware Aggressive Allocation ETF

EAOA | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares ESG Aware Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Aggressive Allocation ETF	$2Footnote Reference(a)	0.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  The U.S. Federal Reserve left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Bonds underperformed equities yet still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

U.S. equities were the largest component of the Fund, comprising approximately 55% during the reporting period, and were also the most significant driver of the Fund’s return. Driven by investor demand for artificial intelligence, a handful of U.S. information technology companies dominated market performance as they innovated rapidly, captured significant market share, and generated substantial profits. The U.S. financials sector also advanced, helped by solid earnings results. Stocks in international developed markets also advanced, led by the financials sector.

Bonds comprised approximately 19% of the Fund during the reporting period. As inflation measures began to subside and future interest rate cuts came into view, U.S. investment-grade bonds advanced given their potential for higher yield.

What detracted from performance?

Given the solid performance of both equities and fixed income securities, there were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI All Country World Index	BlackRock ESG Aware Aggressive Allocation Index	S&P Target Risk Aggressive Index
Jun 20	10,154	10,171	10,157	10,119
Jul 20	10,610	10,709	10,614	10,551
Aug 20	11,122	11,364	11,128	11,038
Sep 20	10,828	10,998	10,835	10,777
Oct 20	10,648	10,731	10,654	10,580
Nov 20	11,718	12,054	11,726	11,598
Dec 20	12,174	12,614	12,186	12,051
Jan 21	12,174	12,557	12,186	12,008
Feb 21	12,390	12,848	12,399	12,252
Mar 21	12,662	13,191	12,673	12,565
Apr 21	13,088	13,768	13,100	13,000
May 21	13,256	13,982	13,270	13,191
Jun 21	13,425	14,166	13,441	13,309
Jul 21	13,509	14,264	13,523	13,428
Aug 21	13,778	14,621	13,794	13,673
Sep 21	13,287	14,017	13,308	13,201
Oct 21	13,848	14,732	13,870	13,745
Nov 21	13,566	14,377	13,585	13,489
Dec 21	13,974	14,952	13,998	13,934
Jan 22	13,349	14,218	13,372	13,385
Feb 22	12,981	13,851	13,002	13,048
Mar 22	13,099	14,151	13,120	13,190
Apr 22	12,132	13,018	12,151	12,266
May 22	12,184	13,033	12,203	12,356
Jun 22	11,354	11,934	11,367	11,490
Jul 22	12,081	12,767	12,096	12,200
Aug 22	11,600	12,297	11,614	11,710
Sep 22	10,608	11,120	10,620	10,734
Oct 22	11,124	11,791	11,138	11,269
Nov 22	11,944	12,706	11,959	12,133
Dec 22	11,467	12,206	11,480	11,686
Jan 23	12,255	13,081	12,269	12,469
Feb 23	11,878	12,706	11,890	12,084
Mar 23	12,210	13,098	12,223	12,426
Apr 23	12,337	13,286	12,350	12,600
May 23	12,210	13,144	12,222	12,434
Jun 23	12,771	13,907	12,785	13,014
Jul 23	13,147	14,416	13,162	13,383
Aug 23	12,824	14,013	12,838	13,064
Sep 23	12,291	13,434	12,294	12,556
Oct 23	11,966	13,030	11,969	12,237
Nov 23	12,946	14,233	12,951	13,203
Dec 23	13,572	14,917	13,579	13,838
Jan 24	13,568	15,004	13,575	13,857
Feb 24	14,021	15,648	14,028	14,297
Mar 24	14,410	16,139	14,418	14,714
Apr 24	13,907	15,607	13,915	14,233
May 24	14,461	16,241	14,470	14,814
Jun 24	14,726	16,603	14,737	15,025
Jul 24	15,031	16,871	15,042	15,328

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	14.34%	10.35%
Fund Market...
	14.39	10.36
MSCI All Country World Index...
	17.02	13.48
BlackRock ESG Aware Aggressive Allocation Index...
	14.37	10.40
S&P Target Risk Aggressive Index...
	14.54	10.88

Key Fund statistics

Net Assets...
$28,116,639
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$5,639
Portfolio Turnover Rate...
4%

The Fund has added the MSCI All Country World Index in response to new regulatory requirements.

The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
55.2%
International Equity...
25.4
Domestic Fixed Income...
19.4
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
50.2%
iShares ESG Aware U.S. Aggregate Bond ETF...
19.4
iShares ESG Aware MSCI EAFE ETF...
17.6
iShares ESG Aware MSCI EM ETF...
7.8
iShares ESG Aware MSCI USA Small-Cap ETF...
5.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc or its affiliates. All Rights Reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware Aggressive Allocation ETF

Annual Shareholder Report — July 31, 2024

EAOA-07/24-AR

iShares ESG Aware Conservative Allocation ETF

EAOK | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares ESG Aware Conservative Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Conservative Allocation ETF	$6Footnote Reference(a)	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  The U.S. Federal Reserve left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Bonds underperformed equities yet still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

The United States represented approximately 21% of the Fund on average during the reporting period and was the most significant driver of the Fund’s return. Driven by investor demand for artificial intelligence, a handful of information technology companies dominated market performance as they innovated rapidly, captured significant market share, and generated substantial profits. The financials sector also advanced, helped by solid earnings results. Stocks in international developed markets also advanced, led by the financials sector.

Bonds comprised approximately 68% of the Fund on average during the reporting period. As inflation measures began to subside and future interest rate cuts came into view, U.S. investment-grade bonds advanced given their potential for higher yield.

What detracted from performance?

Given the solid performance of both equities and fixed income securities, there were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	BlackRock ESG Aware Conservative Allocation Index	S&P Target Risk Conservative Index
Jun 20	10,091	10,039	10,092	10,077
Jul 20	10,350	10,215	10,351	10,336
Aug 20	10,498	10,156	10,500	10,479
Sep 20	10,374	10,138	10,375	10,376
Oct 20	10,269	10,102	10,269	10,284
Nov 20	10,717	10,234	10,722	10,720
Dec 20	10,883	10,269	10,889	10,908
Jan 21	10,835	10,204	10,842	10,854
Feb 21	10,809	10,072	10,816	10,841
Mar 21	10,853	9,955	10,861	10,897
Apr 21	11,027	10,039	11,033	11,093
May 21	11,094	10,077	11,103	11,165
Jun 21	11,201	10,150	11,212	11,258
Jul 21	11,306	10,252	11,316	11,368
Aug 21	11,380	10,245	11,390	11,440
Sep 21	11,153	10,158	11,163	11,219
Oct 21	11,333	10,150	11,347	11,386
Nov 21	11,262	10,162	11,275	11,325
Dec 21	11,401	10,155	11,414	11,452
Jan 22	11,026	9,932	11,040	11,138
Feb 22	10,835	9,797	10,849	10,944
Mar 22	10,684	9,534	10,698	10,813
Apr 22	10,124	9,178	10,136	10,283
May 22	10,192	9,228	10,206	10,337
Jun 22	9,825	9,044	9,837	9,948
Jul 22	10,215	9,271	10,228	10,337
Aug 22	9,868	9,030	9,881	9,999
Sep 22	9,301	8,641	9,313	9,447
Oct 22	9,375	8,546	9,388	9,563
Nov 22	9,869	8,865	9,884	10,080
Dec 22	9,657	8,835	9,671	9,850
Jan 23	10,109	9,109	10,124	10,293
Feb 23	9,822	8,885	9,836	10,018
Mar 23	10,092	9,093	10,106	10,283
Apr 23	10,166	9,149	10,180	10,368
May 23	10,053	9,054	10,068	10,258
Jun 23	10,196	9,040	10,211	10,437
Jul 23	10,309	9,049	10,326	10,549
Aug 23	10,173	8,995	10,188	10,421
Sep 23	9,850	8,781	9,862	10,122
Oct 23	9,655	8,649	9,667	9,939
Nov 23	10,222	9,038	10,235	10,500
Dec 23	10,645	9,381	10,659	10,927
Jan 24	10,626	9,359	10,641	10,956
Feb 24	10,674	9,247	10,689	10,985
Mar 24	10,844	9,338	10,860	11,171
Apr 24	10,529	9,120	10,545	10,880
May 24	10,799	9,271	10,816	11,153
Jun 24	10,931	9,356	10,949	11,267
Jul 24	11,180	9,568	11,199	11,514

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.44%	2.73%
Fund Market...
	8.33	2.71
Bloomberg U.S. Universal Index...
	5.72	(1.06)
BlackRock ESG Aware Conservative Allocation Index...
	8.49	2.78
S&P Target Risk Conservative Index...
	9.15	3.47

Key Fund statistics

Net Assets...
$8,360,143
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$4,289
Portfolio Turnover Rate...
4%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
69.2%
Domestic Equity...
21.1
International Equity...
9.7
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
69.2%
iShares ESG Aware MSCI USA ETF...
19.2
iShares ESG Aware MSCI EAFE ETF...
6.7
iShares ESG Aware MSCI EM ETF...
3.0
iShares ESG Aware MSCI USA Small-Cap ETF...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc or its affiliates. All Rights Reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware Conservative Allocation ETF

Annual Shareholder Report — July 31, 2024

EAOK-07/24-AR

iShares ESG Aware Growth Allocation ETF

EAOR | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares ESG Aware Growth Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Growth Allocation ETF	$4Footnote Reference(a)	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  The U.S. Federal Reserve left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Bonds underperformed equities yet still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

U.S. equities comprised approximately 42% of the Fund on average during the reporting period and were the most significant driver of performance. Driven by investor demand for artificial intelligence, a handful of information technology companies dominated market performance as they innovated rapidly, captured significant market share, and generated substantial profits. The financials sector also advanced, helped by solid earnings results. Stocks in international developed markets also advanced, led by the financials sector.

Bonds comprised approximately 38% of the Fund on average during the reporting period. As inflation measures began to subside and future interest rate cuts came into view, U.S. investment-grade bonds advanced given their potential for higher yield.

What detracted from performance?

Given the solid performance of both equities and fixed income securities, there were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI All Country World Index	BlackRock ESG Aware Growth Allocation Index	S&P Target Risk Growth Index
Jun 20	10,131	10,171	10,131	10,102
Jul 20	10,508	10,709	10,512	10,467
Aug 20	10,878	11,364	10,884	10,820
Sep 20	10,652	10,998	10,656	10,620
Oct 20	10,500	10,731	10,504	10,464
Nov 20	11,314	12,054	11,320	11,242
Dec 20	11,649	12,614	11,659	11,586
Jan 21	11,629	12,557	11,639	11,539
Feb 21	11,745	12,848	11,753	11,676
Mar 21	11,922	13,191	11,932	11,883
Apr 21	12,243	13,768	12,254	12,219
May 21	12,367	13,982	12,380	12,358
Jun 21	12,512	14,166	12,525	12,466
Jul 21	12,592	14,264	12,617	12,582
Aug 21	12,786	14,621	12,801	12,752
Sep 21	12,411	14,017	12,428	12,388
Oct 21	12,806	14,732	12,825	12,768
Nov 21	12,616	14,377	12,634	12,598
Dec 21	12,908	14,952	12,926	12,903
Jan 22	12,392	14,218	12,410	12,456
Feb 22	12,100	13,851	12,119	12,181
Mar 22	12,097	14,151	12,116	12,201
Apr 22	11,308	13,018	11,325	11,448
May 22	11,367	13,033	11,385	11,523
Jun 22	10,741	11,934	10,754	10,867
Jul 22	11,320	12,767	11,335	11,437
Aug 22	10,896	12,297	10,911	11,013
Sep 22	10,090	11,120	10,102	10,222
Oct 22	10,409	11,791	10,423	10,572
Nov 22	11,089	12,706	11,105	11,287
Dec 22	10,727	12,206	10,741	10,934
Jan 23	11,371	13,081	11,386	11,571
Feb 23	11,032	12,706	11,045	11,232
Mar 23	11,338	13,098	11,352	11,542
Apr 23	11,441	13,286	11,456	11,678
May 23	11,320	13,144	11,335	11,536
Jun 23	11,696	13,907	11,713	11,939
Jul 23	11,956	14,416	11,974	12,195
Aug 23	11,715	14,013	11,732	11,960
Sep 23	11,273	13,434	11,279	11,543
Oct 23	11,005	13,030	11,010	11,283
Nov 23	11,804	14,233	11,811	12,072
Dec 23	12,342	14,917	12,351	12,617
Jan 24	12,332	15,004	12,340	12,641
Feb 24	12,603	15,648	12,611	12,898
Mar 24	12,895	16,139	12,904	13,213
Apr 24	12,475	15,607	12,483	12,815
May 24	12,900	16,241	12,910	13,258
Jun 24	13,105	16,603	13,116	13,426
Jul 24	13,387	16,871	13,398	13,706

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	11.97%	7.31%
Fund Market...
	12.05	7.32
MSCI All Country World Index...
	17.02	13.48
BlackRock ESG Aware Growth Allocation Index...
	12.01	7.36
S&P Target Risk Growth Index...
	12.38	7.92

Key Fund statistics

Net Assets...
$20,234,180
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$6,361
Portfolio Turnover Rate...
6%

The Fund has added the MSCI All Country World Index in response to new regulatory requirements.

The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
41.7%
Domestic Fixed Income...
39.1
International Equity...
19.2
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
39.0%
iShares ESG Aware MSCI USA ETF...
38.0
iShares ESG Aware MSCI EAFE ETF...
13.3
iShares ESG Aware MSCI EM ETF...
5.9
iShares ESG Aware MSCI USA Small-Cap ETF...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc or its affiliates. All Rights Reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware Growth Allocation ETF

Annual Shareholder Report — July 31, 2024

EAOR-07/24-AR

iShares ESG Aware Moderate Allocation ETF

EAOM | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares ESG Aware Moderate Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Moderate Allocation ETF	$5Footnote Reference(a)	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  The U.S. Federal Reserve left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Bonds underperformed equities yet still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

U.S. equities comprised approximately 28% of the Fund on average during the reporting period and were the most significant driver of performance. Driven by investor demand for artificial intelligence, a handful of information technology companies dominated market performance as they innovated rapidly, captured significant market share, and generated substantial profits. The financials sector also advanced, helped by solid earnings results. Stocks in international developed markets also advanced, led by the financials sector.

Bonds comprised approximately 58% of the Fund on average during the reporting period. As inflation measures began to subside and future interest rate cuts came into view, U.S. investment-grade bonds advanced given their potential for higher yield.

What detracted from performance?

Given the solid performance of both equities and fixed income securities, there were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	BlackRock ESG Aware Moderate Allocation Index	S&P Target Risk Moderate Index
Jun 20	10,103	10,039	10,105	10,085
Jul 20	10,402	10,215	10,406	10,380
Aug 20	10,629	10,156	10,630	10,595
Sep 20	10,470	10,138	10,471	10,459
Oct 20	10,348	10,102	10,349	10,345
Nov 20	10,915	10,234	10,920	10,893
Dec 20	11,135	10,269	11,143	11,132
Jan 21	11,095	10,204	11,105	11,080
Feb 21	11,115	10,072	11,124	11,116
Mar 21	11,203	9,955	11,213	11,221
Apr 21	11,422	10,039	11,434	11,463
May 21	11,510	10,077	11,521	11,556
Jun 21	11,631	10,150	11,641	11,654
Jul 21	11,729	10,252	11,742	11,766
Aug 21	11,838	10,245	11,850	11,869
Sep 21	11,563	10,158	11,578	11,603
Oct 21	11,813	10,150	11,828	11,837
Nov 21	11,704	10,162	11,719	11,742
Dec 21	11,886	10,155	11,905	11,925
Jan 22	11,471	9,932	11,487	11,569
Feb 22	11,249	9,797	11,265	11,349
Mar 22	11,143	9,534	11,159	11,264
Apr 22	10,513	9,178	10,526	10,664
May 22	10,579	9,228	10,592	10,725
Jun 22	10,132	9,044	10,142	10,253
Jul 22	10,580	9,271	10,593	10,698
Aug 22	10,209	9,030	10,221	10,333
Sep 22	9,567	8,641	9,577	9,706
Oct 22	9,717	8,546	9,728	9,894
Nov 22	10,269	8,865	10,283	10,474
Dec 22	10,010	8,835	10,022	10,205
Jan 23	10,523	9,109	10,536	10,709
Feb 23	10,220	8,885	10,231	10,414
Mar 23	10,500	9,093	10,513	10,693
Apr 23	10,584	9,149	10,597	10,794
May 23	10,469	9,054	10,482	10,674
Jun 23	10,684	9,040	10,698	10,922
Jul 23	10,843	9,049	10,857	11,079
Aug 23	10,674	8,995	10,688	10,917
Sep 23	10,313	8,781	10,322	10,581
Oct 23	10,096	8,649	10,105	10,374
Nov 23	10,735	9,038	10,745	11,006
Dec 23	11,193	9,381	11,206	11,470
Jan 24	11,177	9,359	11,191	11,497
Feb 24	11,293	9,247	11,307	11,596
Mar 24	11,501	9,338	11,516	11,822
Apr 24	11,153	9,120	11,167	11,498
May 24	11,470	9,271	11,485	11,823
Jun 24	11,625	9,356	11,642	11,954
Jul 24	11,884	9,568	11,902	12,212

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.60%	4.26%
Fund Market...
	9.60	4.26
Bloomberg U.S. Universal Index...
	5.72	(1.06)
BlackRock ESG Aware Moderate Allocation Index...
	9.66	4.31
S&P Target Risk Moderate Index...
	10.22	4.96

Key Fund statistics

Net Assets...
$6,188,087
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$2,752
Portfolio Turnover Rate...
6%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.1%
Domestic Equity...
28.0
International Equity...
12.9
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
59.1%
iShares ESG Aware MSCI USA ETF...
25.5
iShares ESG Aware MSCI EAFE ETF...
8.9
iShares ESG Aware MSCI EM ETF...
4.0
iShares ESG Aware MSCI USA Small-Cap ETF...
2.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc or its affiliates. All Rights Reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware Moderate Allocation ETF

Annual Shareholder Report — July 31, 2024

EAOM-07/24-AR

iShares MSCI USA Small-Cap Min Vol Factor ETF

SMMV | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$22	0.20%

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector.

  In a risk-on environment, stocks with exposure to high volatility, those with significant degrees of price changes, outperformed those with lower volatility characteristics.

  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.

What contributed to performance?

The industrials sector contributed the most to the Fund’s return during the reporting period, as the sector continued to benefit from a resilient U.S. economy and efforts to revitalize manufacturing in the country. Within the sector, commercial and professional services companies advanced, as firms that support government customers in their critical national security missions continued to benefit. In the capital goods industry, construction and engineering firms saw an influx of federal funding and caught the eye of global private equity and venture capitalist firms. Financial stocks also contributed to the Fund’s performance, most notably insurance companies in the property and casualty segment.

What detracted from performance?

Given the strength of equity markets during the reporting period ended July 31, 2024, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 7, 2016 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Small Cap Minimum Volatility (USD) Index
Sep 16	9,789	9,933	9,786
Oct 16	9,594	9,745	9,585
Nov 16	10,096	10,097	10,098
Dec 16	10,409	10,285	10,418
Jan 17	10,461	10,498	10,468
Feb 17	10,702	10,911	10,713
Mar 17	10,798	10,926	10,811
Apr 17	11,004	11,044	11,020
May 17	11,048	11,195	11,060
Jun 17	11,158	11,265	11,174
Jul 17	11,251	11,495	11,269
Aug 17	11,251	11,533	11,271
Sep 17	11,466	11,768	11,488
Oct 17	11,600	12,037	11,622
Nov 17	11,978	12,403	12,006
Dec 17	11,860	12,537	11,889
Jan 18	12,032	13,257	12,063
Feb 18	11,591	12,771	11,622
Mar 18	11,865	12,459	11,900
Apr 18	11,996	12,509	12,036
May 18	12,487	12,814	12,529
Jun 18	12,771	12,901	12,818
Jul 18	12,960	13,364	13,014
Aug 18	13,544	13,807	13,602
Sep 18	13,487	13,870	13,549
Oct 18	12,728	12,907	12,783
Nov 18	12,996	13,158	13,059
Dec 18	12,036	11,973	12,095
Jan 19	12,891	12,958	12,959
Feb 19	13,323	13,392	13,395
Mar 19	13,411	13,640	13,484
Apr 19	13,731	14,187	13,809
May 19	13,340	13,290	13,420
Jun 19	13,931	14,223	14,017
Jul 19	14,245	14,443	14,338
Aug 19	14,236	14,192	14,335
Sep 19	14,360	14,444	14,461
Oct 19	14,511	14,758	14,612
Nov 19	14,771	15,313	14,873
Dec 19	14,984	15,762	15,088
Jan 20	14,904	15,793	15,017
Feb 20	13,633	14,505	13,736
Mar 20	10,962	12,665	11,051
Apr 20	11,908	14,331	11,997
May 20	12,357	15,076	12,454
Jun 20	12,317	15,420	12,418
Jul 20	12,716	16,335	12,828
Aug 20	13,035	17,561	13,154
Sep 20	12,463	16,906	12,578
Oct 20	12,583	16,466	12,699
Nov 20	13,736	18,371	13,863
Dec 20	14,527	19,129	14,660
Jan 21	14,844	18,952	14,982
Feb 21	15,381	19,447	15,525
Mar 21	15,834	20,179	15,987
Apr 21	16,393	21,277	16,555
May 21	16,273	21,379	16,437
Jun 21	16,387	21,974	16,550
Jul 21	16,361	22,494	16,520
Aug 21	16,663	23,158	16,839
Sep 21	16,065	22,065	16,234
Oct 21	16,485	23,604	16,657
Nov 21	16,056	23,366	16,228
Dec 21	16,956	24,289	17,142
Jan 22	15,849	22,914	16,024
Feb 22	15,724	22,243	15,899
Mar 22	16,186	23,025	16,365
Apr 22	15,376	20,938	15,545
May 22	15,312	20,892	15,484
Jun 22	14,891	19,163	15,061
Jul 22	15,678	20,950	15,859
Aug 22	15,120	20,129	15,291
Sep 22	13,983	18,262	14,141
Oct 22	15,191	19,712	15,365
Nov 22	15,905	20,784	16,083
Dec 22	15,280	19,562	15,461
Jan 23	15,936	20,849	16,113
Feb 23	15,766	20,351	15,951
Mar 23	15,404	21,074	15,581
Apr 23	15,324	21,341	15,498
May 23	14,688	21,480	14,855
Jun 23	15,263	22,912	15,434
Jul 23	15,660	23,701	15,839
Aug 23	15,289	23,302	15,470
Sep 23	14,782	22,209	14,958
Oct 23	14,521	21,698	14,690
Nov 23	15,274	23,744	15,445
Dec 23	16,039	24,863	16,228
Jan 24	15,910	25,250	16,120
Feb 24	16,413	26,605	16,606
Mar 24	16,909	27,451	17,085
Apr 24	16,292	26,318	16,470
May 24	16,919	27,575	17,114
Jun 24	16,877	28,561	17,062
Jul 24	18,085	28,919	18,303

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	15.49%	4.89%	7.79%
Fund Market...
	15.53	4.88	7.80
MSCI USA Index...
	22.02	14.90	14.39
MSCI USA Small Cap Minimum Volatility (USD) Index...
	15.67	5.02	7.97

Key Fund statistics

Net Assets...
$833,665,773
Number of Portfolio Holdings...
295
Net Investment Advisory Fees...
$1,628,806
Portfolio Turnover Rate...
44%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was September 7, 2016. The first day of secondary market trading was September 9, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
18.0%
Financials...
16.0
Industrials...
14.0
Consumer Discretionary...
9.2
Consumer Staples...
8.8
Information Technology...
7.7
Utilities...
7.1
Materials...
5.7
Energy...
5.1
Communication Services...
4.9
Real Estate...
3.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Murphy USA, Inc...
1.6%
Old Republic International Corp...
1.6
Royal Gold, Inc...
1.5
Chemed Corp...
1.4
Agree Realty Corp...
1.4
AptarGroup, Inc...
1.4
Axis Capital Holdings Ltd...
1.4
Exelixis, Inc...
1.3
Reinsurance Group of America, Inc...
1.2
RLI Corp...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All Rights Reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Small-Cap Min Vol Factor ETF

Annual Shareholder Report — July 31, 2024

SMMV-07/24-AR

iShares U.S. Equity Factor ETF

LRGF | NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$9	0.08%

How did the Fund perform last year?

  The recent market rally was heavily concentrated in a few mega-capitalization information technology companies even as economic growth slowed. Shares of small-capitalization firms underperformed their larger-capitalization peers.

  The sharp increase in market fluctuations, along with a drop in index levels, caused trend-following, an investment strategy where investors make buy or sell decisions based on the current direction of market prices. This led to more selling in a falling market.

  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.

What contributed to performance?

Momentum and quality stocks contributed the most to the Fund’s return during the reporting period, especially among companies with balance sheet strength that appeared poised to weather a sharper-than-anticipated slowdown in economic growth.

The information technology sector contributed the most to the Fund’s performance. The ongoing trend of artificial intelligence (“AI”) adoption created strong momentum across the sector, and firms benefited from the increased investment in technology spending. Within the information technology sector, companies responsible for the manufacturing of the semiconductor chips needed to power AI strongly contributed to the Fund’s performance, aided by increased demand for their products and strong tariffs limiting imports. The financials sector also contributed, as healthy bank balance sheets and the prospect of interest rates remaining higher for longer benefited the sector.

What detracted from performance?

Given the strength of equity markets during the reporting period ended July 31, 2024, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 28, 2015 through July 31, 2024

Initial investment of $10,000

	Fund	S&P Total Market Index	STOXX U.S. Equity Factor Index
Apr 15	9,801	9,848	9,800
May 15	10,048	9,986	10,050
Jun 15	9,903	9,816	9,905
Jul 15	10,043	9,978	10,051
Aug 15	9,448	9,379	9,458
Sep 15	9,241	9,103	9,251
Oct 15	9,810	9,820	9,821
Nov 15	9,798	9,875	9,814
Dec 15	9,613	9,675	9,632
Jan 16	9,060	9,125	9,077
Feb 16	9,156	9,122	9,178
Mar 16	9,809	9,764	9,838
Apr 16	9,724	9,824	9,750
May 16	9,796	10,000	9,829
Jun 16	9,807	10,019	9,841
Jul 16	10,135	10,418	10,177
Aug 16	10,196	10,446	10,239
Sep 16	10,240	10,465	10,286
Oct 16	10,053	10,235	10,098
Nov 16	10,671	10,690	10,721
Dec 16	10,901	10,898	10,949
Jan 17	11,126	11,110	11,178
Feb 17	11,526	11,520	11,581
Mar 17	11,454	11,529	11,513
Apr 17	11,544	11,649	11,601
May 17	11,753	11,767	11,812
Jun 17	11,818	11,875	11,883
Jul 17	12,037	12,099	12,105
Aug 17	12,020	12,121	12,086
Sep 17	12,389	12,417	12,461
Oct 17	12,749	12,686	12,825
Nov 17	13,233	13,071	13,313
Dec 17	13,218	13,203	13,304
Jan 18	13,759	13,904	13,849
Feb 18	13,239	13,389	13,327
Mar 18	13,148	13,124	13,241
Apr 18	13,206	13,171	13,296
May 18	13,478	13,543	13,572
Jun 18	13,387	13,632	13,484
Jul 18	13,827	14,088	13,926
Aug 18	14,233	14,578	14,342
Sep 18	14,137	14,601	14,247
Oct 18	13,081	13,519	13,185
Nov 18	13,191	13,790	13,296
Dec 18	11,924	12,504	12,018
Jan 19	12,978	13,581	13,085
Feb 19	13,338	14,058	13,449
Mar 19	13,341	14,260	13,456
Apr 19	13,753	14,828	13,875
May 19	12,708	13,871	12,821
Jun 19	13,720	14,843	13,851
Jul 19	13,880	15,061	14,016
Aug 19	13,517	14,757	13,650
Sep 19	13,869	15,012	14,009
Oct 19	14,247	15,330	14,392
Nov 19	14,742	15,910	14,893
Dec 19	15,051	16,368	15,212
Jan 20	14,867	16,348	15,029
Feb 20	13,649	15,009	13,800
Mar 20	11,615	12,937	11,743
Apr 20	12,972	14,652	13,114
May 20	13,661	15,439	13,815
Jun 20	13,713	15,795	13,868
Jul 20	14,365	16,687	14,530
Aug 20	15,075	17,886	15,250
Sep 20	14,701	17,228	14,873
Oct 20	14,546	16,861	14,717
Nov 20	16,024	18,922	16,216
Dec 20	16,745	19,771	16,948
Jan 21	16,781	19,707	16,990
Feb 21	17,216	20,338	17,434
Mar 21	18,074	21,046	18,306
Apr 21	18,747	22,127	18,989
May 21	18,947	22,228	19,200
Jun 21	19,108	22,791	19,368
Jul 21	19,469	23,183	19,738
Aug 21	20,000	23,846	20,279
Sep 21	18,852	22,764	19,114
Oct 21	19,988	24,293	20,268
Nov 21	19,666	23,935	19,947
Dec 21	20,907	24,845	21,208
Jan 22	19,676	23,353	19,965
Feb 22	19,353	22,766	19,638
Mar 22	20,037	23,503	20,336
Apr 22	18,635	21,383	18,915
May 22	18,708	21,340	18,990
Jun 22	17,149	19,546	17,403
Jul 22	18,772	21,379	19,051
Aug 22	18,093	20,572	18,362
Sep 22	16,474	18,654	16,720
Oct 22	17,865	20,177	18,134
Nov 22	18,875	21,242	19,159
Dec 22	17,818	19,993	18,087
Jan 23	18,960	21,387	19,246
Feb 23	18,566	20,892	18,846
Mar 23	19,024	21,442	19,313
Apr 23	19,170	21,657	19,461
May 23	19,214	21,751	19,508
Jun 23	20,536	23,241	20,852
Jul 23	21,229	24,078	21,557
Aug 23	20,905	23,606	21,221
Sep 23	20,037	22,476	20,353
Oct 23	19,540	21,871	19,840
Nov 23	21,297	23,924	21,629
Dec 23	22,413	25,204	22,780
Jan 24	22,832	25,483	23,190
Feb 24	24,177	26,868	24,516
Mar 24	25,106	27,736	25,465
Apr 24	23,990	26,513	24,347
May 24	25,268	27,771	25,635
Jun 24	26,034	28,634	26,425
Jul 24	26,406	29,160	26,832

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	24.38%	13.73%	11.06%
Fund Market...
	24.48	13.75	11.06
S&P Total Market Index...
	21.10	14.13	12.26
STOXX U.S. Equity Factor Index...
	24.52	13.88	11.26

Key Fund statistics

Net Assets...
$2,051,025,522
Number of Portfolio Holdings...
283
Net Investment Advisory Fees...
$1,330,043
Portfolio Turnover Rate...
21%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.

The performance of the STOXX U.S. Equity Factor Index in this report reflects the performance of the MSCI USA Diversified Multiple-Factor Index through May 31, 2022 and, beginning on June 1, 2022, the performance of the STOXX U.S. Equity Factor Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.4%
Health Care...
12.7
Financials...
12.3
Consumer Discretionary...
12.2
Industrials...
7.3
Consumer Staples...
6.4
Communication Services...
6.0
Energy...
3.7
Utilities...
2.9
Materials...
2.3
Real Estate...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.6%
Microsoft Corp...
6.2
NVIDIA Corp...
5.7
Amazon.com, Inc...
2.8
Broadcom, Inc...
2.2
Alphabet, Inc., Class C, NVS...
1.9
Meta Platforms, Inc., Class A...
1.9
JPMorgan Chase & Co...
1.6
Procter & Gamble Co. (The)...
1.3
Visa, Inc., Class A...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, MSCI Inc. or STOXX and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All Rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Equity Factor ETF

Annual Shareholder Report — July 31, 2024

LRGF-07/24-AR

iShares U.S. Small-Cap Equity Factor ETF

SMLF | NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$16	0.15%

How did the Fund perform last year?

  The recent market rally was heavily concentrated in a few mega-capitalization information technology companies even as economic growth slowed. Shares of small-capitalization firms underperformed their larger-capitalization peers.

  The sharp increase in market fluctuations, along with a drop in index levels, caused trend-following, an investment strategy where investors make buy or sell decisions based on the current direction of market prices. This led to more selling in a falling market.

  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.

What contributed to performance?

Value and momentum stocks contributed to the Fund’s performance during the reporting period. The financials sector contributed the most to the Fund’s performance, as healthy bank balance sheets and the prospect of interest rates remaining higher for longer benefited financial companies. During the reporting period, the U.S. Federal Reserve held interest rates steady. Within the sector, companies in the capital markets advanced, helped by increasing investment banking revenues. The industrials sector also contributed to performance, most notably within the building products industry as cooling inflation boosted companies that make, distribute, and install construction materials. Within the consumer discretionary sector, several specialty retail stocks benefited from a jump in sales.

What detracted from performance?

Given the strength of equity markets during the reporting period ended July 31, 2024, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 28, 2015 through July 31, 2024

Initial investment of $10,000

	Fund	S&P Total Market Index	STOXX U.S. Small-Cap Equity Factor Index
Apr 15	9,708	9,848	9,706
May 15	10,030	9,986	10,037
Jun 15	10,120	9,816	10,126
Jul 15	10,223	9,978	10,234
Aug 15	9,711	9,379	9,722
Sep 15	9,458	9,103	9,460
Oct 15	9,908	9,820	9,911
Nov 15	10,155	9,875	10,162
Dec 15	9,765	9,675	9,775
Jan 16	9,193	9,125	9,204
Feb 16	9,237	9,122	9,249
Mar 16	9,810	9,764	9,830
Apr 16	9,810	9,824	9,827
May 16	10,065	10,000	10,084
Jun 16	10,062	10,019	10,087
Jul 16	10,532	10,418	10,562
Aug 16	10,599	10,446	10,634
Sep 16	10,685	10,465	10,722
Oct 16	10,379	10,235	10,412
Nov 16	11,522	10,690	11,569
Dec 16	11,962	10,898	12,034
Jan 17	11,932	11,110	12,009
Feb 17	12,026	11,520	12,114
Mar 17	12,030	11,529	12,116
Apr 17	12,203	11,649	12,292
May 17	11,909	11,767	11,999
Jun 17	12,250	11,875	12,338
Jul 17	12,382	12,099	12,489
Aug 17	12,193	12,121	12,303
Sep 17	12,939	12,417	13,057
Oct 17	13,193	12,686	13,315
Nov 17	13,567	13,071	13,697
Dec 17	13,405	13,203	13,540
Jan 18	13,807	13,904	13,946
Feb 18	13,197	13,389	13,326
Mar 18	13,380	13,124	13,507
Apr 18	13,301	13,171	13,430
May 18	14,254	13,543	14,389
Jun 18	14,325	13,632	14,464
Jul 18	14,701	14,088	14,857
Aug 18	15,358	14,578	15,533
Sep 18	14,925	14,601	15,100
Oct 18	13,605	13,519	13,765
Nov 18	13,834	13,790	14,003
Dec 18	12,310	12,504	12,456
Jan 19	13,615	13,581	13,782
Feb 19	14,218	14,058	14,396
Mar 19	13,831	14,260	14,009
Apr 19	14,349	14,828	14,537
May 19	13,096	13,871	13,269
Jun 19	13,941	14,843	14,132
Jul 19	14,194	15,061	14,394
Aug 19	13,546	14,757	13,738
Sep 19	13,856	15,012	14,055
Oct 19	14,221	15,330	14,428
Nov 19	14,750	15,910	14,971
Dec 19	14,997	16,368	15,224
Jan 20	14,581	16,348	14,808
Feb 20	13,114	15,009	13,327
Mar 20	10,426	12,937	10,592
Apr 20	11,707	14,652	11,895
May 20	12,335	15,439	12,538
Jun 20	12,550	15,795	12,772
Jul 20	13,145	16,687	13,380
Aug 20	13,496	17,886	13,742
Sep 20	13,132	17,228	13,375
Oct 20	13,403	16,861	13,656
Nov 20	15,168	18,922	15,456
Dec 20	16,233	19,771	16,546
Jan 21	16,798	19,707	17,129
Feb 21	17,789	20,338	18,144
Mar 21	18,644	21,046	19,021
Apr 21	19,102	22,127	19,496
May 21	19,291	22,228	19,696
Jun 21	19,524	22,791	19,939
Jul 21	19,471	23,183	19,890
Aug 21	19,934	23,846	20,369
Sep 21	19,181	22,764	19,604
Oct 21	20,127	24,293	20,576
Nov 21	19,641	23,935	20,086
Dec 21	20,544	24,845	21,014
Jan 22	19,161	23,353	19,608
Feb 22	19,467	22,766	19,925
Mar 22	19,634	23,503	20,101
Apr 22	18,301	21,383	18,741
May 22	18,895	21,340	19,356
Jun 22	16,919	19,546	17,336
Jul 22	18,648	21,379	19,109
Aug 22	18,006	20,572	18,453
Sep 22	16,199	18,654	16,607
Oct 22	18,273	20,177	18,739
Nov 22	19,244	21,242	19,742
Dec 22	18,077	19,993	18,549
Jan 23	19,786	21,387	20,305
Feb 23	19,512	20,892	20,029
Mar 23	18,704	21,442	19,205
Apr 23	18,409	21,657	18,903
May 23	18,033	21,751	18,513
Jun 23	19,670	23,241	20,195
Jul 23	20,742	24,078	21,296
Aug 23	20,063	23,606	20,575
Sep 23	19,050	22,476	19,548
Oct 23	17,884	21,871	18,342
Nov 23	19,473	23,924	20,000
Dec 23	21,637	25,204	22,234
Jan 24	21,236	25,483	21,811
Feb 24	22,533	26,868	23,122
Mar 24	23,509	27,736	24,098
Apr 24	22,017	26,513	22,611
May 24	23,048	27,771	23,631
Jun 24	22,651	28,634	23,262
Jul 24	24,308	29,160	24,977

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	17.19%	11.36%	10.07%
Fund Market...
	17.29	11.37	10.08
S&P Total Market Index...
	21.10	14.13	12.26
STOXX U.S. Small-Cap Equity Factor Index...
	17.24	11.65	10.39

Key Fund statistics

Net Assets...
$1,227,251,197
Number of Portfolio Holdings...
881
Net Investment Advisory Fees...
$1,345,520
Portfolio Turnover Rate...
23%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.

The performance of the STOXX U.S. Small-Cap Equity Factor Index in this report reflects the performance of the MSCI USA Small Cap Diversified Multiple-Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX U.S. Small-Cap Equity Factor Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.3%
Financials...
16.3
Consumer Discretionary...
14.8
Information Technology...
14.1
Health Care...
11.2
Real Estate...
6.8
Energy...
5.1
Materials...
4.8
Consumer Staples...
3.8
Communication Services...
2.7
Utilities...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
EMCOR Group, Inc...
0.8%
Evercore, Inc., Class A...
0.7
Deckers Outdoor Corp...
0.7
Popular, Inc...
0.6
First Industrial Realty Trust, Inc...
0.6
Williams-Sonoma, Inc...
0.5
Weatherford International plc...
0.5
nVent Electric plc...
0.5
Reliance, Inc...
0.5
Jabil, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, MSCI Inc. or STOXX and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All Rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Small-Cap Equity Factor ETF

Annual Shareholder Report — July 31, 2024

SMLF-07/24-AR

iShares U.S. Tech Breakthrough Multisector ETF

TECB | NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$34	0.30%

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector.

  However, market sentiment swung late in the reporting period amid a shift away from information technology stocks as uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election grew. Adding to the volatility was a technical outage stemming from a major cybersecurity supplier that impacted a wide variety of companies and prompted swift analyst downgrades of the company’s stock, sending shares tumbling.

What contributed to performance?

The information technology sector, which represented 57% of the Fund on average, strongly contributed to the Fund’s performance during the reporting period. The ongoing trend of artificial intelligence (“AI”) adoption created strong momentum across the sector, and firms benefited from the increased investment in technology spending. Within the information technology sector, companies responsible for the manufacturing of the semiconductor chips needed to power AI advanced, aided by increased demand for their products and strong tariffs limiting imports. Communication stocks also contributed to the Fund’s performance, most notably within the media and entertainment industry. Interactive media and services companies contributed the most, as global social media platforms capitalized on AI enthusiasm and increased digital advertising revenue.

What detracted from performance?

Given the strength of equity markets during the reporting period ended July 31, 2024, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 8, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	ICE U.S. 3000 Index	NYSE®FactSet® U.S. Tech Breakthrough Index™
Jan 20	10,087	9,921	10,089
Feb 20	9,683	9,106	9,689
Mar 20	8,984	7,850	8,989
Apr 20	10,305	8,891	10,317
May 20	11,132	9,368	11,146
Jun 20	11,626	9,592	11,645
Jul 20	12,273	10,133	12,299
Aug 20	13,396	10,867	13,427
Sep 20	12,815	10,470	12,848
Oct 20	12,275	10,246	12,310
Nov 20	13,575	11,494	13,619
Dec 20	14,083	12,016	14,131
Jan 21	14,147	11,970	14,197
Feb 21	14,292	12,345	14,346
Mar 21	14,184	12,779	14,241
Apr 21	15,043	13,441	15,110
May 21	14,907	13,497	14,974
Jun 21	16,081	13,846	16,159
Jul 21	16,535	14,089	16,622
Aug 21	17,394	14,491	17,490
Sep 21	16,507	13,842	16,603
Oct 21	17,279	14,769	17,381
Nov 21	17,179	14,552	17,291
Dec 21	16,844	15,116	16,956
Jan 22	15,118	14,209	15,222
Feb 22	14,396	13,852	14,496
Mar 22	14,675	14,300	14,781
Apr 22	12,671	13,004	12,765
May 22	12,401	12,972	12,495
Jun 22	11,343	11,889	11,432
Jul 22	12,449	13,005	12,550
Aug 22	11,820	12,525	11,919
Sep 22	10,545	11,357	10,634
Oct 22	11,359	12,288	11,458
Nov 22	11,935	12,916	12,044
Dec 22	11,061	12,157	11,165
Jan 23	12,440	12,999	12,560
Feb 23	12,263	12,691	12,383
Mar 23	13,457	13,028	13,593
Apr 23	13,272	13,160	13,409
May 23	14,518	13,216	14,672
Jun 23	15,349	14,120	15,516
Jul 23	15,970	14,627	16,147
Aug 23	15,730	14,340	15,909
Sep 23	14,831	13,655	14,985
Oct 23	14,436	13,294	14,595
Nov 23	16,440	14,539	16,629
Dec 23	17,411	15,314	17,605
Jan 24	18,208	15,479	18,400
Feb 24	19,227	16,306	19,405
Mar 24	19,442	16,832	19,659
Apr 24	18,262	16,097	18,468
May 24	19,232	16,861	19,425
Jun 24	20,442	17,395	20,703
Jul 24	19,936	17,715	20,156

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	24.84%	16.32%
Fund Market...
	24.84	16.32
ICE U.S. 3000 Index...
	21.11	13.37
NYSE®FactSet® U.S. Tech Breakthrough Index™...
	24.75	16.59

Key Fund statistics

Net Assets...
$409,722,523
Number of Portfolio Holdings...
170
Net Investment Advisory Fees...
$1,073,978
Portfolio Turnover Rate...
15%

The Fund has added the ICE U.S. 3000 Index in response to new regulatory requirements.

The inception date of the Fund was January 8, 2020. The first day of secondary market trading was January 10, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
56.7%
Communication Services...
12.3
Health Care...
12.0
Financials...
8.3
Consumer Discretionary...
6.3
Real Estate...
2.5
Industrials...
1.9
Materials...
0.0Footnote Reference(b)
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
4.5%
Amazon.com, Inc...
4.0
Salesforce, Inc...
4.0
Microsoft Corp...
3.9
Alphabet, Inc., Class A...
3.9
Netflix, Inc...
3.9
NVIDIA Corp...
3.8
Meta Platforms, Inc., Class A...
3.8
Oracle Corp...
3.6
Adobe, Inc...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective June 28, 2024, for its investment advisory services to the Fund, BlackRock Fund Advisors (“BFA”) is entitled to an annual investment advisory fee of 0.30%. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.40%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All Rights Reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Breakthrough Multisector ETF

Annual Shareholder Report — July 31, 2024

TECB-07/24-AR

(b)     Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eight series of the registrant for which the fiscal year-end is July 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $88,100 for the fiscal year ended July 31, 2023 and $88,100 for the fiscal year ended July 31, 2024.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2023 and July 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $77,600 for the fiscal year ended July 31, 2023 and $77,600 for the fiscal year ended July 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2023 and July 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $77,600 for the fiscal year ended July 31, 2023 and $77,600 for the fiscal year ended July 31, 2024.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
Madhav V. Rajan

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies –

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
JULY 31, 2024
2024 Annual Financial
Statements
iShares Trust
iShares ESG Aware Aggressive Allocation ETF | EAOA | Cboe BZX
iShares ESG Aware Conservative Allocation ETF | EAOK | Cboe BZX
iShares ESG Aware Growth Allocation ETF | EAOR | Cboe BZX
iShares ESG Aware Moderate Allocation ETF | EAOM | Cboe BZX

Table of Contents
Page
2

Important Tax Information
(Unaudited)
................................................................................................. 26

Schedule of Investments
July 31, 2024
iShares
®
ESG Aware Aggressive Allocation ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 55.2%
(a)
iShares ESG Aware MSCI USA ETF ....... 116,584 $ 14,113,659
iShares ESG Aware MSCI USA Small-Cap
ETF
(b)
.......................... 33,734 1,400,973
15,514,632
Domestic Fixed Income — 19.3%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 114,528 5,446,952
International Equity — 25.4%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 61,264 4,941,555
iShares ESG Aware MSCI EM ETF ........ 64,515 2,185,768
7,127,323
Total Long-Term Investments — 99 .9%
(Cost: $ 25,299,850 ) ............................... 28,088,907
Security Shares Value
Short-Term Securities
Money Market Funds — 1 .0%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(d)
................... 249,175 $ 249,275
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% .................... 28,098 28,098
Total Short-Term Securities — 1 .0%
(Cost: $ 277,373 ) ................................. 277,373
Total Investments — 100 .9%
(Cost: $ 25,577,223 ) ............................... 28,366,280
Liabilities in Excess of Other Assets — (0.9) % ............. (249,642)
Net Assets — 100.0% ............................... $ 28,116,639
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 250,571
(a)
$ — $ (1,296) $ — $ 249,275 249,175 $ 3,532
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 37,051 — (8,953)
(a)
— — 28,098 28,098 2,261 —
iShares ESG Aware MSCI
EAFE ETF ........... 4,794,882 363,721 (585,289) 38,630 329,611 4,941,555 61,264 150,155 —
iShares ESG Aware MSCI EM
ETF ................ 2,124,818 204,063 (166,336) 10,990 12,233 2,185,768 64,515 55,684 —
iShares ESG Aware MSCI USA
ETF ................ 12,226,753 990,919 (1,537,898) 251,484 2,182,401 14,113,659 116,584 171,652 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 1,305,484 97,228 (140,879) 21,459 117,681 1,400,973 33,734 16,239 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 4,647,269 1,095,223 (383,544) 11,198 76,806 5,446,952 114,528 185,757 —
$ 332,465 $ 2,718,732 $ 28,366,280 $ 585,280 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
ESG Aware Aggressive Allocation ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 28,088,907 $ — $ — $ 28,088,907
Short-Term Securities
Money Market Funds ...................................... 277,373 — — 277,373
$ 28,366,280 $ — $ — $ 28,366,280

Schedule of Investments
July 31, 2024
iShares
®
ESG Aware Conservative Allocation ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 21.1%
(a)
iShares ESG Aware MSCI USA ETF ....... 13,254 $ 1,604,529
iShares ESG Aware MSCI USA Small-Cap ETF 3,835 159,267
1,763,796
Domestic Fixed Income — 69.1%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 121,518 5,779,396
International Equity — 9.7%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,965 561,797
iShares ESG Aware MSCI EM ETF ........ 7,334 248,476
810,273
Total Long-Term Investments — 99 .9%
(Cost: $ 9,024,048 ) ................................ 8,353,465
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29%
(a) (b)
.................. 6,460 $ 6,460
Total Short-Term Securities — 0 .1%
(Cost: $ 6,460 ) ................................... 6,460
Total Investments — 100 .0%
(Cost: $ 9,030,508 ) ................................ 8,359,925
Other Assets Less Liabilities — 0.0% .................... 218
Net Assets — 100.0% ............................... $ 8,360,143
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 113
(b)
$ — $ (113) $ — $ — — $ 573
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,602 — (14,142)
(b)
— — 6,460 6,460 696 —
iShares ESG Aware MSCI
EAFE ETF ........... 549,860 44,659 (70,206) (6,035) 43,519 561,797 6,965 16,653 —
iShares ESG Aware MSCI EM
ETF ................ 243,678 19,589 (15,404) (5,139) 5,752 248,476 7,334 6,206 —
iShares ESG Aware MSCI USA
ETF ................ 1,402,155 121,576 (179,458) (48) 260,304 1,604,529 13,254 19,128 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 149,704 11,816 (16,770) (2,603) 17,120 159,267 3,835 1,812 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 4,974,128 736,843 (13,079) (800) 82,304 5,779,396 121,518 191,606 —
$ (14,738) $ 408,999 $ 8,359,925 $ 236,674 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
ESG Aware Conservative Allocation ETF
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,353,465 $ — $ — $ 8,353,465
Short-Term Securities
Money Market Funds ...................................... 6,460 — — 6,460
$ 8,359,925 $ — $ — $ 8,359,925

Schedule of Investments
July 31, 2024
iShares
®
ESG Aware Growth Allocation ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 41.7%
(a)
iShares ESG Aware MSCI USA ETF ....... 63,409 $ 7,676,294
iShares ESG Aware MSCI USA Small-Cap ETF 18,348 761,992
8,438,286
Domestic Fixed Income — 39.0%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 166,109 7,900,144
International Equity — 19.2%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 33,321 2,687,672
iShares ESG Aware MSCI EM ETF ........ 35,090 1,188,849
3,876,521
Total Long-Term Investments — 99 .9%
(Cost: $ 18,804,421 ) ............................... 20,214,951
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29%
(a) (b)
.................. 19,731 $ 19,731
Total Short-Term Securities — 0 .1%
(Cost: $ 19,731 ) .................................. 19,731
Total Investments — 100 .0%
(Cost: $ 18,824,152 ) ............................... 20,234,682
Liabilities in Excess of Other Assets — (0.0) % ............. (502)
Net Assets — 100.0% ............................... $ 20,234,180
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 518
(b)
$ — $ (518) $ — $ — — $ 2,744
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 33,818 — (14,087)
(b)
— — 19,731 19,731 1,661 —
iShares ESG Aware MSCI
EAFE ETF ........... 2,492,499 748,077 (741,490) 66,312 122,274 2,687,672 33,321 79,269 —
iShares ESG Aware MSCI EM
ETF ................ 1,104,518 320,504 (248,402) (704) 12,933 1,188,849 35,090 30,290 —
iShares ESG Aware MSCI USA
ETF ................ 6,355,794 2,018,963 (1,939,271) 236,362 1,004,446 7,676,294 63,409 90,538 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 678,639 200,315 (188,604) 6,997 64,645 761,992 18,348 8,603 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 6,442,028 2,835,681 (1,505,471) 30,172 97,734 7,900,144 166,109 255,678 —
$ 338,621 $ 1,302,032 $ 20,234,682 $ 468,783 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
ESG Aware Growth Allocation ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 20,214,951 $ — $ — $ 20,214,951
Short-Term Securities
Money Market Funds ...................................... 19,731 — — 19,731
$ 20,234,682 $ — $ — $ 20,234,682

Schedule of Investments
July 31, 2024
iShares
®
ESG Aware Moderate Allocation ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 28.0%
(a)
iShares ESG Aware MSCI USA ETF ....... 13,028 $ 1,577,171
iShares ESG Aware MSCI USA Small-Cap
ETF
(b)
.......................... 3,770 156,568
1,733,739
Domestic Fixed Income — 59.0%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 76,790 3,652,132
International Equity — 12.9%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,846 552,198
iShares ESG Aware MSCI EM ETF ........ 7,209 244,241
796,439
Total Long-Term Investments — 99 .9%
(Cost: $ 6,415,250 ) ................................ 6,182,310
Security Shares Value
Short-Term Securities
Money Market Funds — 2 .6%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(d)
................... 156,262 $ 156,325
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% .................... 5,860 5,860
Total Short-Term Securities — 2 .6%
(Cost: $ 162,185 ) ................................. 162,185
Total Investments — 102 .5%
(Cost: $ 6,577,435 ) ................................ 6,344,495
Liabilities in Excess of Other Assets — (2.5) % ............. (156,408)
Net Assets — 100.0% ............................... $ 6,188,087
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 156,304
(a)
$ — $ 21 $ — $ 156,325 156,262 $ 388
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 12,797 — (6,937)
(a)
— — 5,860 5,860 565 —
iShares ESG Aware MSCI
EAFE ETF ........... 511,284 73,158 (70,174) (5,473) 43,403 552,198 6,846 16,099 —
iShares ESG Aware MSCI EM
ETF ................ 226,565 30,438 (14,890) (5,655) 7,783 244,241 7,209 5,901 —
iShares ESG Aware MSCI USA
ETF ................ 1,303,716 200,199 (180,476) (6,266) 259,998 1,577,171 13,028 18,687 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 139,203 19,441 (16,549) (2,334) 16,807 156,568 3,770 1,760 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 2,973,048 683,164 (56,660) (2,993) 55,573 3,652,132 76,790 120,155 —
$ (22,700) $ 383,564 $ 6,344,495 $ 163,555 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
ESG Aware Moderate Allocation ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 6,182,310 $ — $ — $ 6,182,310
Short-Term Securities
Money Market Funds ...................................... 162,185 — — 162,185
$ 6,344,495 $ — $ — $ 6,344,495

Statements of Assets and Liabilities
July 31, 2024
11
Statements of Assets and Liabilities
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares
ESG Aware
Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................... $ 28,366,280 $ 8,359,925 $ 20,234,682 $ 6,344,495
Receivables: – – – –
Securities lending income — affiliated ........................................ 474 114 273 11
Dividends — affiliated ................................................... 266 54 184 58
Other assets ........................................................... — 450 — —
Total a ssets ...........................................................
28,367,020 8,360,543 20,235,139 6,344,564
LIABILITIES
Collateral on securities loaned ............................................... 249,877 — — 156,219
Payables: – – – –
Investment advisory fees ................................................. 504 400 583 258
Other liabilities .........................................................
— — 376 —
Total li abilities ..........................................................
250,381 400 959 156,477
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 28,116,639 $ 8,360,143 $ 20,234,180 $ 6,188,087
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 25,551,115 $ 9,141,496 $ 18,974,801 $ 6,508,948
Accumulated earnings (loss) ................................................ 2,565,524 (781,353) 1,259,379 (320,861)
NET ASSETS ..........................................................
$ 28,116,639 $ 8,360,143 $ 20,234,180 $ 6,188,087
NET ASSET VALUE
Shares outstanding ......................................................
800,000 325,000 650,000 225,000
Net asset value .........................................................
$ 35.15 $ 25.72 $ 31.13 $ 27.50
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — affiliated ......................................... $ 25,577,223 $ 9,030,508 $ 18,824,152 $ 6,577,435
(b)
  Securities loaned, at value — affiliated ..................................... $ 245,027 $ — $ — $ 153,661

Statements of Operations

Year Ended July 31, 2024
2024
iShares Annual Financial Statements
12
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares ESG
Aware Moderate
Allocation ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 581,748 $ 236,101 $ 466,039 $ 163,167
Securities lending income — affiliated — net ................................... 3,532 573 2,744 388
Total investment income ...................................................
585,280 236,674 468,783 163,555
EXPENSES
Investment advisory .................................................... 46,921 13,430 32,080 9,881
Total e xpenses .........................................................
46,921 13,430 32,080 9,881
Less: – – – –
Investment advisory fees waived ........................................... (41,282) (9,141) (25,719) (7,129)
Total ex penses after fees waived .............................................
5,639 4,289 6,361 2,752
Net investment income ....................................................
579,641 232,385 462,422 160,803
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,051,196 $ 394,261 $ 1,640,653 $ 360,864
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (43,461) $ (14,738) $ (39,499) $ (22,700)
In-kind redemptions — affiliated
(a)
......................................... 375,926 — 378,120 —
332,465 (14,738) 338,621 (22,700)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... 2,718,732 408,999 1,302,032 383,564
Net realized and unrealized gain .............................................
3,051,197 394,261 1,640,653 360,864
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 3,630,838 $ 626,646 $ 2,103,075 $ 521,667
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
13
Statements of Changes in Net Assets
See notes to financial statements.
iShares ESG Aware Aggressive Allocation ETF
iShares ESG Aware Conservative Allocation
ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 579,641 $ 442,939 $ 232,385 $ 183,603
Net realized gain (loss) ............................................ 332,465 (146,122) (14,738) (259,487)
Net change in unrealized appreciation (depreciation) ........................ 2,718,732 1,625,892 408,999 62,711
Net increase (decrease) in net assets resulting from operations ...................
3,630,838 1,922,709 626,646 (13,173)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(579,193) (442,363) (231,882) (183,635)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(71,650) 3,017,083 624,862 (1,159,461)
NET ASSETS
Total increase (decrease) in net assets ................................... 2,979,995 4,497,429 1,019,626 (1,356,269)
Beginning of year ..................................................
25,136,644 20,639,215 7,340,517 8,696,786
End of year ......................................................
$ 28,116,639 $ 25,136,644 $ 8,360,143 $ 7,340,517
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Financial Statements
14
See notes to financial statements.
iShares ESG Aware Growth Allocation ETF iShares ESG Aware Moderate Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 462,422 $ 361,179 $ 160,803 $ 125,839
Net realized gain (loss) ............................................ 338,621 209,098 (22,700) (41,207)
Net change in unrealized appreciation (depreciation) ........................ 1,302,032 452,189 383,564 32,098
Net increase in net assets resulting from operations ...........................
2,103,075 1,022,466 521,667 116,730
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(461,734) (361,288) (160,717) (125,927)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................
1,485,356 2,633,944 660,583 13,293
NET ASSETS
Total increase in net assets ........................................... 3,126,697 3,295,122 1,021,533 4,096
Beginning of year ..................................................
17,107,483 13,812,361 5,166,554 5,162,458
End of year ......................................................
$ 20,234,180 $ 17,107,483 $ 6,188,087 $ 5,166,554
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
iShares ESG Aware Aggressive Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ...............................
$ 31.42  $ 29.48  $ 33.57  $ 26.74  $ 25.32
Net investment income
(b)
.......................................
0 .72  0 .61  0 .58  0 .49  0 .10
Net realized and unrealized gain (loss)
(c)
.............................
3.72  1.94  (4.10) 6.78  1.44
Net increase (decrease) from investment operations ...................... 4.44  2.55  (3.52) 7.27  1.54
Distributions from net investment income
(d)
.......................... (0.71) (0.61) (0.57) (0.44) (0.12)
Net asset value, end of period .................................... $ 35.15  $ 31.42  $ 29.48  $ 33.57  $ 26.74
Total Return
(e)
— — — — —
Based on net asset value ........................................ 14.34% 8.82% (10.57)% 27.32% 6.10%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
(h)
Total expenses after fees waived ...................................
0.02% 0.02% 0.02% 0.02% 0.03%
(h)
Net investment income ..........................................
2.22% 2.10% 1.81% 1.53% 2.74%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 28,117  $ 25,137  $ 20,639  $ 20,141  $ 4,011
Portfolio turnover rate
(i)
.......................................... 4% 4% 2% 5% 0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements
16
iShares ESG Aware Conservative Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ...............................
$ 24.47  $ 24.85  $ 27.97  $ 25.95  $ 25.14
Net investment income
(b)
.......................................
0 .76  0 .58  0 .38  0 .33  0 .06
Net realized and unrealized gain (loss)
(c)
.............................
1.25  (0.37) (3.06) 2.05  0.82
Net increase (decrease) from investment operations ...................... 2.01  0.21  (2.68) 2.38  0.88
Distributions
(d)
– – – – –
From net investment income ....................................
( 0 .76 ) ( 0 .59 ) ( 0 .44 ) ( 0 .36 ) ( 0 .07 )
Return of capital ............................................. —  —  —  —  ( 0 .00 )
(e)
Total distributions ............................................. (0.76) (0.59) (0.44) (0.36) (0.07)
Net asset value, end of period .................................... $ 25.72  $ 24.47  $ 24.85  $ 27.97  $ 25.95
Total Return
(f)
— — — — —
Based on net asset value ........................................ 8.44% 0.93% (9.65)% 9.23% 3.50%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived ...................................
0.06% 0.06% 0.06% 0.06% 0.06%
(i)
Net investment income ..........................................
3.11% 2.42% 1.41% 1.21% 1.63%
(i)
Supplemental Data
Net assets, end of period (000) .................................... $ 8,360  $ 7,341  $ 8,697  $ 5,594  $ 3,893
Portfolio turnover rate
(j)
.......................................... 4% 4% 3% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
iShares ESG Aware Growth Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ...............................
$ 28.51  $ 27.62  $ 31.24  $ 26.43  $ 25.25
Net investment income
(b)
.......................................
0 .75  0 .62  0 .50  0 .40  0 .08
Net realized and unrealized gain (loss)
(c)
.............................
2.61  0.89  (3.64) 4.81  1.20
Net increase (decrease) from investment operations ...................... 3.36  1.51  (3.14) 5.21  1.28
Distributions from net investment income
(d)
.......................... (0.74) (0.62) (0.48) (0.40) (0.10)
Net asset value, end of period .................................... $ 31.13  $ 28.51  $ 27.62  $ 31.24  $ 26.43
Total Return
(e)
— — — — —
Based on net asset value ........................................ 11.97% 5.62% (10.11)% 19.83% 5.08%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
(h)
Total expenses after fees waived ...................................
0.04% 0.04% 0.04% 0.03% 0.04%
(h)
Net investment income ..........................................
2.59% 2.30% 1.68% 1.37% 2.29%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 20,234  $ 17,107  $ 13,812  $ 7,811  $ 3,965
Portfolio turnover rate
(i)
.......................................... 6% 5% 4% 15% 0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements
18
iShares ESG Aware Moderate Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ...............................
$ 25.83  $ 25.81  $ 29.05  $ 26.11  $ 25.18
Net investment income
(b)
.......................................
0 .76  0 .59  0 .42  0 .35  0 .06
Net realized and unrealized gain (loss)
(c)
.............................
1.67  0.02  (3.25) 2.96  0.95
Net increase (decrease) from investment operations ...................... 2.43  0.61  (2.83) 3.31  1.01
Distributions
(d)
– – – – –
From net investment income ....................................
( 0 .76 ) ( 0 .59 ) ( 0 .41 ) ( 0 .37 ) ( 0 .08 )
Return of capital ............................................. —  —  —  —  ( 0 .00 )
(e)
Total distributions ............................................. (0.76) (0.59) (0.41) (0.37) (0.08)
Net asset value, end of period .................................... $ 27.50  $ 25.83  $ 25.81  $ 29.05  $ 26.11
Total Return
(f)
— — — — —
Based on net asset value ........................................ 9.60% 2.48% (9.79)% 12.76% 4.02%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived ...................................
0.05% 0.05% 0.05% 0.05% 0.05%
(i)
Net investment income ..........................................
2.93% 2.37% 1.51% 1.25% 1.82%
(i)
Supplemental Data
Net assets, end of period (000) .................................... $ 6,188  $ 5,167  $ 5,162  $ 5,810  $ 3,917
Portfolio turnover rate
(j)
.......................................... 6% 5% 15% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale
iShares ETF
Diversification
Classification
ESG Aware Aggressive Allocation .......................................................................................... Diversified
ESG Aware Conservative Allocation ........................................................................................ Diversified
ESG Aware Growth Allocation ............................................................................................ Diversified
ESG Aware Moderate Allocation ........................................................................................... Diversified

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements
20
or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
ESG Aware Aggressive Allocation
RBC Capital Markets LLC ................................ $ 245,027 $ (245,027) $ – $ –
m
ESG Aware Moderate Allocation
RBC Capital Markets LLC ................................ $ 153,661 $ (153,661) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2025, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
ESG Aware Aggressive Allocation ....................................................................................... 0.18%
ESG Aware Conservative Allocation ..................................................................................... 0.18
ESG Aware Growth Allocation ......................................................................................... 0.18
ESG Aware Moderate Allocation ........................................................................................ 0.18
iShares ETF Amounts Waived
ESG Aware Aggressive Allocation .......................................................................................... $ 41,282
ESG Aware Conservative Allocation ........................................................................................ 9,141
ESG Aware Growth Allocation ............................................................................................ 25,719
ESG Aware Moderate Allocation ........................................................................................... 7,129

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements
22
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Amounts
ESG Aware Aggressive Allocation .............................................................................................. $ 909
ESG Aware Conservative Allocation ............................................................................................ 151
ESG Aware Growth Allocation ................................................................................................ 679
ESG Aware Moderate Allocation ............................................................................................... 110
iShares ETF Purchases Sales
ESG Aware Aggressive Allocation ........................................................................... $ 1,121,279 $ 1,112,435
ESG Aware Conservative Allocation ......................................................................... 310,045 294,915
ESG Aware Growth Allocation ............................................................................. 1,063,347 1,044,137
ESG Aware Moderate Allocation ............................................................................ 347,722 338,750
iShares ETF
In-kind
Purchases
In-kind
Sales
ESG Aware Aggressive Allocation ........................................................................... $ 1,629,873 $ 1,701,511
ESG Aware Conservative Allocation ......................................................................... 624,437 —
ESG Aware Growth Allocation ............................................................................. 5,060,194 3,579,102
ESG Aware Moderate Allocation ............................................................................ 658,678 —
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Aware Aggressive Allocation ................................................................ $ 375,926 $ (375,926)
ESG Aware Growth Allocation .................................................................. 378,120 (378,120)
iShares ETF
Year Ended
07/31/24
Year Ended
07/31/23
ESG Aware Aggressive Allocation
Ordinary income ........................................................................................... $ 579,193 $ 442,363
ESG Aware Conservative Allocation
Ordinary income ........................................................................................... $ 231,882 $ 183,635
ESG Aware Growth Allocation
Ordinary income ........................................................................................... $ 461,734 $ 361,288
ESG Aware Moderate Allocation
Ordinary income ........................................................................................... $ 160,717 $ 125,927

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
ESG Aware Aggressive Allocation ............................................ $ 1,024 $ (167,348) $ 2,731,848 $ 2,565,524
ESG Aware Conservative Allocation .......................................... 503 (102,681) (679,175) (781,353)
ESG Aware Growth Allocation .............................................. 688 (126,306) 1,384,997 1,259,379
ESG Aware Moderate Allocation ............................................. 86 (79,690) (241,257) (320,861)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware Aggressive Allocation ...................................... $ 25,634,432 $ 3,655,960 $ (924,112) $ 2,731,848
ESG Aware Conservative Allocation ..................................... 9,039,100 220,785 (899,960) (679,175)
ESG Aware Growth Allocation ......................................... 18,849,685 2,049,191 (664,194) 1,384,997
ESG Aware Moderate Allocation ....................................... 6,585,752 266,273 (507,530) (241,257)

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements
24
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
ESG Aware Aggressive Allocation
Shares sold 50,000 $ 1,631,752 100,000 $ 3,017,083
Shares redeemed (50,000) (1,703,402) — —
— $ (71,650) 100,000 $ 3,017,083
ESG Aware Conservative Allocation
Shares sold 25,000 $ 624,862 150,000 $ 3,624,706
Shares redeemed — — (200,000) (4,784,167)
25,000 $ 624,862 (50,000) $ (1,159,461)
ESG Aware Growth Allocation
Shares sold 175,000 $ 5,070,591 300,000 $ 7,909,238
Shares redeemed (125,000) (3,585,235) (200,000) (5,275,294)
50,000 $ 1,485,356 100,000 $ 2,633,944
ESG Aware Moderate Allocation
Shares sold 25,000 $ 660,583 400,000 $ 9,927,889
Shares redeemed — — (400,000) (9,914,596)
25,000 $ 660,583 — $ 13,293

Report of Independent Registered Public Accounting Firm
25
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares ESG Aware Aggressive Allocation ETF
iShares ESG Aware Conservative Allocation ETF
iShares ESG Aware Growth Allocation ETF
iShares ESG Aware Moderate Allocation ETF

Important Tax Information
(unaudited)
2024
iShares Annual Financial Statements
26
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024:
The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
iShares ETF
Qualified Dividend
Income
ESG Aware Aggressive Allocation ........................................................................................ $ 357,606
ESG Aware Conservative Allocation ...................................................................................... 42,269
ESG Aware Growth Allocation .......................................................................................... 203,453
ESG Aware Moderate Allocation ......................................................................................... 39,446
iShares ETF
Foreign Source
Income Earned
Foreign
Taxes Paid
ESG Aware Aggressive Allocation ..................................................................... $ 204,077 $ 21,500
ESG Aware Conservative Allocation ................................................................... 23,875 2,506
ESG Aware Growth Allocation ....................................................................... 118,385 12,431
ESG Aware Moderate Allocation ...................................................................... 22,321 2,342
iShares ETF
Dividends-Received
Deduction
ESG Aware Aggressive Allocation ........................................................................................ 32.66%
ESG Aware Conservative Allocation ...................................................................................... 10.50
ESG Aware Growth Allocation .......................................................................................... 23.12
ESG Aware Moderate Allocation ......................................................................................... 14.36
iShares ETF Interest Dividends
ESG Aware Aggressive Allocation ........................................................................................ $ 150,300
ESG Aware Conservative Allocation ...................................................................................... 164,041
ESG Aware Growth Allocation .......................................................................................... 217,757
ESG Aware Moderate Allocation ......................................................................................... 98,208
iShares ETF
Interest-Related
Dividends
ESG Aware Aggressive Allocation ........................................................................................ $ 138,897
ESG Aware Conservative Allocation ...................................................................................... 151,467
ESG Aware Growth Allocation .......................................................................................... 201,117
ESG Aware Moderate Allocation ......................................................................................... 90,685

Additional Information
27
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
Not applicable.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Annual Financial Statements
28
iShares ESG Aware Aggressive Allocation ETF, iShares ESG Aware Conservative Allocation ETF, iShares ESG Aware Growth Allocation ETF, iShares ESG Aware
Moderate Allocation ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
29
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Annual Financial Statements
30
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2024
2024 Annual
Financial Statements
iShares Trust
iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV |Cboe BZX
iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
iShares U.S. Small-Cap Equity Factor ETF | SMLF | NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Table of Contents
Page

Schedule of Investments
July 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
BWX Technologies, Inc. ............... 55,096 $ 5,481,501
Curtiss-Wright Corp. .................. 19,309 5,690,362
Leonardo DRS, Inc.
(a) (b)
................ 92,830 2,617,806
National Presto Industries, Inc. ........... 9,414 719,889
V2X, Inc.
(b)
........................ 21,762 1,134,453
15,644,011
Automobile Components — 1.3%
Dorman Products, Inc.
(b)
............... 5,112 518,203
Garrett Motion, Inc.
(a) (b)
................ 141,841 1,242,527
Gentex Corp. ...................... 264,342 8,210,463
Standard Motor Products, Inc. ........... 33,603 1,099,826
11,071,019
Banks — 0.6%
Bank First Corp. .................... 17,312 1,604,822
City Holding Co. .................... 10,091 1,230,093
Westamerica Bancorp ................ 37,887 2,044,383
4,879,298
Beverages — 0.1%
Coca-Cola Consolidated, Inc. ............ 429 491,587
Biotechnology — 7.4%
(b)
ACADIA Pharmaceuticals, Inc. ........... 25,940 493,379
ADMA Biologics, Inc. ................. 98,406 1,208,426
Agios Pharmaceuticals, Inc. ............. 16,586 769,590
Alkermes plc ....................... 221,612 6,054,440
AnaptysBio, Inc. .................... 15,952 555,768
Arcellx, Inc.
(a)
...................... 11,123 687,513
ARS Pharmaceuticals, Inc. ............. 57,309 622,949
Biomea Fusion, Inc.
(a)
................. 34,888 194,326
Cargo Therapeutics, Inc. ............... 19,815 337,449
CG oncology, Inc. ................... 13,900 463,565
Crinetics Pharmaceuticals, Inc. .......... 43,179 2,293,668
Cullinan Therapeutics, Inc. ............. 17,406 336,806
Day One Biopharmaceuticals, Inc. ........ 26,368 377,326
Disc Medicine, Inc. ................... 22,780 983,185
Dynavax Technologies Corp.
(a)
........... 211,777 2,369,785
Exelixis, Inc. ....................... 446,113 10,461,350
Halozyme Therapeutics, Inc.
(a)
........... 23,350 1,290,321
Ideaya Biosciences, Inc. ............... 79,001 3,400,993
Immunome, Inc. ..................... 43,068 663,678
Insmed, Inc. ....................... 77,394 5,630,414
Ionis Pharmaceuticals, Inc. ............. 116,543 5,764,217
Ironwood Pharmaceuticals, Inc. , Class A .... 190,062 1,298,123
iTeos Therapeutics, Inc.
(a)
.............. 22,570 397,006
Keros Therapeutics, Inc. ............... 8,002 401,380
Kiniksa Pharmaceuticals International plc .... 67,614 1,798,532
Krystal Biotech, Inc. .................. 6,861 1,430,244
Mirum Pharmaceuticals, Inc. ............ 54,781 2,221,370
Ultragenyx Pharmaceutical, Inc. .......... 35,353 1,591,592
Vaxcyte, Inc.
(a)
...................... 48,597 3,833,817
Xenon Pharmaceuticals, Inc.
(a)
........... 76,126 3,283,314
Zymeworks, Inc. .................... 76,762 802,931
62,017,457
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(b)
...... 23,026 2,248,259
Building Products — 0.4%
CSW Industrials, Inc. ................. 9,982 3,238,360
Capital Markets — 1.7%
Diamond Hill Investment Group, Inc. ....... 5,225 831,924
Houlihan Lokey, Inc. , Class A ............ 18,764 2,819,291
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ..... 27,517 $ 3,281,953
PJT Partners, Inc. , Class A ............. 11,867 1,577,599
Virtu Financial, Inc. , Class A ............. 128,411 3,508,189
WisdomTree, Inc. .................... 207,293 2,475,078
14,494,034
Chemicals — 1.4%
Ashland, Inc. ....................... 26,947 2,604,428
Hawkins, Inc. ...................... 20,014 2,079,455
NewMarket Corp. .................... 12,181 6,831,957
11,515,840
Commercial Services & Supplies — 2.2%
Brady Corp. , Class A, NVS ............. 75,070 5,375,763
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 28,931 2,996,094
CoreCivic, Inc.
(b)
.................... 68,871 960,062
Ennis, Inc. ........................ 41,608 991,935
GEO Group, Inc. (The)
(b)
............... 30,014 435,203
Liquidity Services, Inc.
(b)
............... 37,970 853,186
MSA Safety, Inc. .................... 22,769 4,295,372
UniFirst Corp. ...................... 14,658 2,851,567
18,759,182
Communications Equipment — 0.4%
(b)
Ciena Corp. ....................... 19,889 1,048,946
NETGEAR, Inc. ..................... 30,414 482,974
NetScout Systems, Inc. ................ 72,997 1,485,489
3,017,409
Construction & Engineering — 1.1%
Argan, Inc. ........................ 21,033 1,660,135
MDU Resources Group, Inc. ............ 288,319 7,767,314
9,427,449
Construction Materials — 0.2%
United States Lime & Minerals, Inc. ........ 18,760 1,595,538
Consumer Finance — 0.6%
FirstCash Holdings, Inc. ............... 41,484 4,629,614
Consumer Staples Distribution & Retail — 3.4%
BJ's Wholesale Club Holdings, Inc.
(b)
....... 73,992 6,508,336
Casey's General Stores, Inc. ............ 17,419 6,755,785
Grocery Outlet Holding Corp.
(b)
........... 149,145 2,917,276
Ingles Markets, Inc. , Class A ............ 24,315 1,970,731
Maplebear, Inc.
(b)
.................... 12,602 434,643
SpartanNash Co. .................... 60,852 1,285,194
Sprouts Farmers Market, Inc.
(b)
........... 67,245 6,717,103
Weis Markets, Inc. ................... 20,017 1,510,283
28,099,351
Containers & Packaging — 2.2%
AptarGroup, Inc. .................... 79,067 11,621,268
Graphic Packaging Holding Co. .......... 37,050 1,115,205
Silgan Holdings, Inc. .................. 23,717 1,219,765
Sonoco Products Co. ................. 78,742 4,245,769
18,202,007
Diversified Consumer Services — 3.8%
Adtalem Global Education, Inc.
(b)
......... 14,578 1,143,061
Graham Holdings Co. , Class B ........... 5,720 4,432,142
Grand Canyon Education, Inc.
(b)
.......... 38,295 5,972,105
H&R Block, Inc. ..................... 69,598 4,032,508
Laureate Education, Inc. ............... 226,442 3,509,851
OneSpaWorld Holdings Ltd.
(b)
........... 120,040 1,931,444
Perdoceo Education Corp. .............. 109,286 2,709,200
Service Corp. International ............. 27,045 2,161,166
Strategic Education, Inc. ............... 7,543 795,032

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Stride, Inc.
(a) (b)
...................... 61,357 $ 4,661,905
Universal Technical Institute, Inc.
(b)
........ 27,581 522,384
31,870,798
Diversified Telecommunication Services — 1.3%
Anterix, Inc.
(a) (b)
..................... 18,053 726,814
Cogent Communications Holdings, Inc.
(a)
.... 74,304 5,245,119
Consolidated Communications Holdings, Inc.
(b)
125,910 579,186
IDT Corp. , Class B ................... 27,846 1,064,552
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 94,079 1,891,929
Shenandoah Telecommunications Co. ...... 77,799 1,656,341
11,163,941
Electric Utilities — 5.0%
ALLETE, Inc. ...................... 35,716 2,303,682
IDACORP, Inc. ..................... 84,641 8,273,658
MGE Energy, Inc. .................... 39,083 3,433,051
OGE Energy Corp. ................... 243,749 9,450,149
Pinnacle West Capital Corp. ............ 88,257 7,553,916
PNM Resources, Inc. ................. 143,851 5,981,324
Portland General Electric Co. ............ 94,610 4,482,622
41,478,402
Electronic Equipment, Instruments & Components — 1.9%
Avnet, Inc. ........................ 60,552 3,255,276
Benchmark Electronics, Inc. ............ 60,483 2,895,321
Insight Enterprises, Inc.
(a) (b)
............. 17,590 3,948,955
OSI Systems, Inc.
(b)
.................. 4,091 605,386
PC Connection, Inc. .................. 19,382 1,387,170
Plexus Corp.
(b)
...................... 6,072 778,248
Rogers Corp.
(a) (b)
.................... 2,783 340,027
TD SYNNEX Corp. ................... 25,082 2,989,022
16,199,405
Energy Equipment & Services — 0.1%
Atlas Energy Solutions, Inc. ............. 21,899 465,135
Entertainment — 2.0%
Atlanta Braves Holdings, Inc. , Class A
(b)
..... 11,252 516,692
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
75,727 3,288,823
Endeavor Group Holdings, Inc. , Class A
(a)
... 57,962 1,589,318
IMAX Corp.
(b)
...................... 24,338 513,532
Madison Square Garden Sports Corp.
(b)
..... 25,828 5,176,189
Marcus Corp. (The) .................. 43,679 549,919
TKO Group Holdings, Inc. , Class A ........ 48,826 5,339,123
16,973,596
Financial Services — 0.2%
Enact Holdings, Inc. .................. 21,337 726,098
International Money Express, Inc.
(b)
........ 24,472 543,523
1,269,621
Food Products — 5.0%
Cal-Maine Foods, Inc. ................. 70,259 5,028,437
Flowers Foods, Inc. .................. 337,253 7,594,937
Ingredion, Inc. ...................... 45,848 5,702,116
J & J Snack Foods Corp. ............... 25,715 4,338,120
John B Sanfilippo & Son, Inc. ............ 14,460 1,516,420
Lancaster Colony Corp. ............... 15,682 3,027,567
Pilgrim's Pride Corp.
(b)
................ 42,360 1,746,503
Post Holdings, Inc.
(b)
.................. 64,015 7,000,680
Seaboard Corp. ..................... 175 568,384
Seneca Foods Corp. , Class A
(b)
.......... 8,497 512,709
Simply Good Foods Co. (The)
(b)
.......... 73,766 2,502,143
TreeHouse Foods, Inc.
(b)
............... 18,859 759,640
Utz Brands, Inc. , Class A ............... 26,440 392,370
Security
Shares
Shares Value
Food Products (continued)
Vital Farms, Inc.
(b)
................... 25,232 $ 920,716
41,610,742
Gas Utilities — 0.7%
Chesapeake Utilities Corp. ............. 4,988 588,734
New Jersey Resources Corp. ............ 44,081 2,060,787
ONE Gas, Inc. ...................... 16,411 1,142,698
Southwest Gas Holdings, Inc. ........... 20,815 1,543,640
Spire, Inc. ......................... 8,710 579,999
5,915,858
Ground Transportation — 1.7%
Landstar System, Inc. ................. 39,156 7,449,429
Schneider National, Inc. , Class B ......... 95,322 2,565,115
Werner Enterprises, Inc. ............... 101,550 3,979,744
13,994,288
Health Care Equipment & Supplies — 0.3%
iRadimed Corp. ..................... 7,417 346,448
LeMaitre Vascular, Inc. ................ 9,902 860,385
Varex Imaging Corp.
(b)
................ 69,134 1,022,492
2,229,325
Health Care Providers & Services — 7.7%
Acadia Healthcare Co., Inc.
(b)
............ 15,198 985,590
Addus HomeCare Corp.
(b)
.............. 26,940 3,269,438
Amedisys, Inc.
(b)
.................... 54,379 5,331,861
Chemed Corp. ...................... 20,942 11,940,291
CorVel Corp.
(a) (b)
..................... 2,151 659,927
Cross Country Healthcare, Inc.
(b)
......... 57,938 1,056,789
Encompass Health Corp. .............. 96,671 8,984,603
Ensign Group, Inc. (The) ............... 65,496 9,218,562
HealthEquity, Inc.
(a) (b)
................. 110,199 8,648,418
National HealthCare Corp. .............. 22,901 3,118,200
National Research Corp. ............... 25,463 649,052
Option Care Health, Inc.
(b)
.............. 77,009 2,286,397
Patterson Cos., Inc. .................. 136,252 3,440,363
Premier, Inc. , Class A ................. 202,292 4,244,086
US Physical Therapy, Inc. .............. 4,949 482,527
64,316,104
Health Care REITs — 1.3%
CareTrust REIT, Inc. .................. 190,628 5,139,331
LTC Properties, Inc. .................. 24,298 867,681
Omega Healthcare Investors, Inc. ......... 132,154 4,810,406
10,817,418
Health Care Technology — 0.1%
HealthStream, Inc. ................... 39,132 1,162,612
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc. , Class A
(b)
....... 79,250 966,850
Choice Hotels International, Inc.
(a)
......... 11,764 1,499,322
Target Hospitality Corp.
(b)
.............. 44,002 411,859
Texas Roadhouse, Inc. ................ 27,896 4,870,920
Wendy's Co. (The) ................... 296,901 5,026,534
12,775,485
Household Products — 0.4%
Reynolds Consumer Products, Inc. ........ 106,849 2,972,539
Insurance — 12.9%
AMERISAFE, Inc. ................... 31,848 1,512,143
Axis Capital Holdings Ltd. .............. 149,116 11,295,537
Employers Holdings, Inc. ............... 44,960 2,158,530
Enstar Group Ltd.
(b)
.................. 13,227 4,290,839
Hamilton Insurance Group Ltd. , Class B
(b)
... 31,859 555,302
Hanover Insurance Group, Inc. (The) ...... 61,899 8,510,494

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
HCI Group, Inc. ..................... 7,136 $ 672,639
Horace Mann Educators Corp. ........... 70,904 2,451,151
Mercury General Corp. ................ 47,632 2,851,728
Old Republic International Corp. .......... 382,238 13,233,080
Reinsurance Group of America, Inc. ....... 44,324 9,991,959
RenaissanceRe Holdings Ltd. ........... 31,853 7,387,029
RLI Corp. ......................... 64,067 9,647,850
Ryan Specialty Holdings, Inc. , Class A ...... 87,523 5,390,542
Safety Insurance Group, Inc. ............ 25,215 2,157,143
Selective Insurance Group, Inc. .......... 104,300 9,420,376
SiriusPoint Ltd.
(b)
.................... 108,727 1,562,407
Skyward Specialty Insurance Group, Inc.
(b)
... 58,281 2,306,179
Tiptree, Inc. ....................... 34,570 682,758
United Fire Group, Inc. ................ 38,320 858,751
Universal Insurance Holdings, Inc. ........ 48,860 967,917
Unum Group ....................... 38,582 2,219,622
White Mountains Insurance Group Ltd. ..... 4,371 7,806,606
107,930,582
Interactive Media & Services — 0.3%
Yelp, Inc.
(b)
........................ 61,428 2,237,822
IT Services — 0.2%
Hackett Group, Inc. (The) .............. 39,623 1,080,915
Squarespace, Inc. , Class A
(b)
............ 9,346 413,000
1,493,915
Leisure Products — 0.2%
Smith & Wesson Brands, Inc. ............ 26,096 431,889
Sturm Ruger & Co., Inc. ............... 29,298 1,321,633
1,753,522
Machinery — 0.4%
Donaldson Co., Inc. .................. 36,323 2,717,687
Enerpac Tool Group Corp. , Class A ........ 16,491 662,938
3,380,625
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ........... 18,300 355,203
Matson, Inc. ....................... 4,617 612,722
967,925
Media — 1.1%
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a) (b)
........................ 48,429 1,095,464
New York Times Co. (The) , Class A ........ 67,999 3,644,067
Scholastic Corp. .................... 17,337 543,168
TEGNA, Inc. ....................... 254,524 4,054,567
9,337,266
Metals & Mining — 1.8%
Arch Resources, Inc. , Class A ........... 8,417 1,233,511
Ramaco Resources, Inc. , Class A ......... 35,198 478,693
Royal Gold, Inc. ..................... 87,574 12,095,721
Warrior Met Coal, Inc. ................. 21,565 1,490,357
15,298,282
Multi-Utilities — 0.9%
Avista Corp. ....................... 46,739 1,831,234
Northwestern Energy Group, Inc. ......... 101,811 5,474,377
7,305,611
Office REITs — 0.4%
Equity Commonwealth
(b)
............... 176,873 3,602,903
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Corp. ............... 210,895 3,028,452
CNX Resources Corp.
(a) (b)
.............. 41,768 1,105,599
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.
(b)
............... 6,000 $ 598,860
Delek US Holdings, Inc. ............... 20,467 486,705
DT Midstream, Inc. ................... 100,040 7,539,014
Gulfport Energy Corp.
(b)
............... 16,781 2,470,331
Hess Midstream LP , Class A ............ 136,220 5,105,526
International Seaways, Inc. ............. 66,003 3,696,168
Kimbell Royalty Partners LP ............ 102,017 1,681,240
Kinetik Holdings, Inc. , Class A ........... 65,879 2,732,661
PBF Energy, Inc. , Class A .............. 15,972 650,859
Peabody Energy Corp. ................ 17,636 391,696
Plains GP Holdings LP , Class A .......... 339,311 6,480,840
REX American Resources Corp.
(b)
........ 24,773 1,258,716
Viper Energy, Inc. , Class A ............. 102,931 4,392,066
41,618,733
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
.............. 20,902 1,159,434
Pharmaceuticals — 2.4%
ANI Pharmaceuticals, Inc.
(b)
............. 12,306 808,750
Collegium Pharmaceutical, Inc.
(a) (b)
........ 55,543 2,142,294
Corcept Therapeutics, Inc.
(a) (b)
........... 51,072 1,974,954
Edgewise Therapeutics, Inc.
(b)
........... 21,801 371,271
Innoviva, Inc.
(a) (b)
.................... 96,997 1,827,424
Intra-Cellular Therapies, Inc.
(b)
........... 8,599 676,913
Jazz Pharmaceuticals plc
(b)
............. 30,980 3,415,545
Liquidia Corp.
(a) (b)
.................... 62,443 744,945
Perrigo Co. plc ..................... 48,412 1,368,607
Prestige Consumer Healthcare, Inc.
(b)
...... 83,086 5,883,320
Tarsus Pharmaceuticals, Inc.
(b)
........... 15,896 386,114
Theravance Biopharma, Inc.
(b)
........... 61,728 624,070
20,224,207
Professional Services — 5.1%
Barrett Business Services, Inc. ........... 17,266 629,173
CACI International, Inc. , Class A
(b)
........ 15,280 7,051,415
CRA International, Inc. ................ 11,740 2,052,152
Franklin Covey Co.
(b)
................. 18,032 788,179
FTI Consulting, Inc.
(b)
................. 27,763 6,051,501
Huron Consulting Group, Inc.
(b)
........... 30,902 3,399,529
ICF International, Inc. ................. 9,813 1,443,492
KBR, Inc. ......................... 64,602 4,301,847
Kelly Services, Inc. , Class A, NVS ........ 50,383 1,185,512
Maximus, Inc. ...................... 26,003 2,415,419
Parsons Corp.
(b)
..................... 80,032 7,312,524
Science Applications International Corp. .... 18,545 2,306,998
Verra Mobility Corp. , Class A
(b)
........... 121,249 3,653,232
42,590,973
Real Estate Management & Development — 0.2%
FRP Holdings, Inc.
(a) (b)
................. 23,686 712,712
RMR Group, Inc. (The) , Class A .......... 20,953 543,521
1,256,233
Retail REITs — 1.6%
Agree Realty Corp. .................. 169,623 11,698,898
NETSTREIT Corp. ................... 112,782 1,857,520
13,556,418
Software — 5.2%
A10 Networks, Inc. ................... 97,335 1,274,115
Adeia, Inc. ........................ 37,043 435,255
Alarm.com Holdings, Inc.
(b)
............. 14,939 1,053,947
AvePoint, Inc. , Class A
(b)
............... 185,707 2,024,206
Blackbaud, Inc.
(b)
.................... 15,368 1,219,912
Box, Inc. , Class A
(b)
.................. 17,837 501,576
CCC Intelligent Solutions Holdings, Inc.
(b)
.... 448,851 4,605,211

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Clearwater Analytics Holdings, Inc. , Class A
(b)
. 140,003 $ 2,737,059
CommVault Systems, Inc.
(b)
............. 58,367 8,921,396
Daily Journal Corp.
(b)
................. 2,139 995,918
Dolby Laboratories, Inc. , Class A ......... 100,307 7,900,179
Dropbox, Inc. , Class A
(b)
............... 91,466 2,187,867
Guidewire Software, Inc.
(b)
.............. 4,286 643,200
InterDigital, Inc. ..................... 14,785 1,815,007
LiveRamp Holdings, Inc.
(b)
.............. 19,266 583,375
Mitek Systems, Inc.
(a) (b)
................ 33,860 450,677
N-able, Inc.
(b)
....................... 85,794 1,195,968
Nutanix, Inc. , Class A
(b)
................ 15,181 766,792
Progress Software Corp. ............... 67,923 3,966,703
43,278,363
Specialty Retail — 2.0%
Murphy USA, Inc.
(a)
.................. 26,802 13,532,866
Valvoline, Inc.
(b)
..................... 56,924 2,646,966
Winmark Corp. ..................... 1,544 610,868
16,790,700
Trading Companies & Distributors — 1.0%
McGrath RentCorp ................... 24,977 2,743,224
MSC Industrial Direct Co., Inc. , Class A ..... 61,219 5,445,430
8,188,654
Water Utilities — 0.5%
American States Water Co. ............. 19,570 1,615,112
California Water Service Group .......... 28,441 1,520,456
York Water Co. (The) ................. 22,307 921,502
4,057,070
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a) (b)
.......... 15,721 845,004
Total Common Stocks — 99 .7%
(Cost: $ 687,285,772 ) .............................. 831,419,926
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(b) (c)
........ 72,502 $ 45,676
Total Rights — 0 .0%
(Cost: $ 28,276 ) ................................. 45,676
Total Long-Term Investments — 99.7%
(Cost: $ 687,314,048 ) .............................. 831,465,602
Short-Term Securities
Money Market Funds — 4.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(f)
.................. 33,808,875 33,822,399
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 1,763,241 1,763,241
Total Short-Term Securities — 4 .3%
(Cost: $ 35,572,372 ) ............................... 35,585,640
Total Investments — 104 .0%
(Cost: $ 722,886,420 ) .............................. 867,051,242
Liabilities in Excess of Other Assets — (4.0) % ............. (33,385,469)
Net Assets — 100.0% ...............................
$ 833,665,773
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,686,593 $ 10,130,529
(a)
$ — $ 2,544 $ 2,733 $ 33,822,399 33,808,875 $ 409,319
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,436,774 — (673,533)
(a)
— — 1,763,241 1,763,241 80,691 —
$ 2,544 $ 2,733 $ 35,585,640 $ 490,010 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 21 09/20/24 $ 762 $ 33,758
S&P Midcap 400 E-Mini Index ................................................. 4 09/20/24 1,248 73,207
$ 106,965
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 106,965 $ — $ — $ — $ 106,965
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 81,130 $ — $ — $ — $ 81,130
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 64,989 $ — $ — $ — $ 64,989
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,885,785

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 831,419,926 $ — $ — $ 831,419,926
Rights ................................................ — — 45,676 45,676
Short-Term Securities
Money Market Funds ...................................... 35,585,640 — — 35,585,640
$ 867,005,566 $ — $ 45,676 $ 867,051,242
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 106,965 $ — $ — $ 106,965
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2024
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
Lockheed Martin Corp. ................ 8,001 $ 4,335,902
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc. .. 1,685 210,321
FedEx Corp. ....................... 843 254,797
465,118
Automobiles — 1.3%
Ford Motor Co. ..................... 352,485 3,813,888
General Motors Co. .................. 201,838 8,945,460
Harley-Davidson, Inc. ................. 52,188 1,957,050
Tesla, Inc.
(a)
........................ 46,303 10,745,537
Thor Industries, Inc. .................. 11,224 1,191,315
26,653,250
Banks — 3.2%
Bank of America Corp. ................ 181,144 7,301,915
Citigroup, Inc. ...................... 109,941 7,132,972
Fifth Third Bancorp .................. 16,591 702,463
JPMorgan Chase & Co. ............... 151,361 32,209,621
NU Holdings Ltd. , Class A
(a)
............. 479,234 5,813,108
Popular, Inc. ....................... 57,498 5,901,020
Wells Fargo & Co. ................... 95,335 5,657,179
64,718,278
Beverages — 1.8%
Coca-Cola Co. (The) ................. 216,833 14,471,434
Molson Coors Beverage Co. , Class B ...... 23,316 1,232,251
PepsiCo, Inc. ...................... 116,993 20,201,181
35,904,866
Biotechnology — 2.4%
AbbVie, Inc. ....................... 118,251 21,914,275
Amgen, Inc. ....................... 23,312 7,750,541
Biogen, Inc.
(a) (b)
..................... 952 202,966
Gilead Sciences, Inc. ................. 128,440 9,769,146
Moderna, Inc.
(a)
..................... 21,309 2,540,459
Vertex Pharmaceuticals, Inc.
(a)
........... 12,397 6,145,441
48,322,828
Broadline Retail — 3.7%
Amazon.com, Inc.
(a)
.................. 305,522 57,126,503
Coupang, Inc. , Class A
(a)
............... 55,004 1,141,333
eBay, Inc. ......................... 95,175 5,292,682
Etsy, Inc.
(a)
........................ 67,163 4,374,998
MercadoLibre, Inc.
(a)
.................. 5,264 8,785,090
76,720,606
Building Products — 0.9%
Builders FirstSource, Inc.
(a)
............. 68,877 11,527,944
Carrier Global Corp. .................. 21,301 1,450,811
Lennox International, Inc. .............. 966 563,661
Simpson Manufacturing Co., Inc. ......... 5,207 1,000,213
Trane Technologies plc ................ 9,955 3,327,757
17,870,386
Capital Markets — 3.9%
Affiliated Managers Group, Inc. .......... 26,474 4,914,104
Ameriprise Financial, Inc. .............. 16,817 7,232,487
Bank of New York Mellon Corp. (The) ...... 175,602 11,426,422
BlackRock, Inc.
(c)
.................... 5,169 4,530,628
Goldman Sachs Group, Inc. (The) ........ 22,241 11,321,336
Interactive Brokers Group, Inc. , Class A ..... 58,151 6,935,670
Janus Henderson Group plc ............ 130,937 4,874,785
Morgan Stanley ..................... 17,624 1,818,973
MSCI, Inc. ........................ 13,477 7,287,823
Security
Shares
Shares Value
Capital Markets (continued)
Nasdaq, Inc. ....................... 63,439 $ 4,293,552
S&P Global, Inc. .................... 18,587 9,009,676
State Street Corp. ................... 51,422 4,369,327
XP, Inc. , Class A .................... 135,208 2,313,409
80,328,192
Chemicals — 1.3%
Dow, Inc. ......................... 25,212 1,373,298
Linde plc ......................... 44,876 20,351,266
LyondellBasell Industries NV , Class A ...... 9,602 955,015
Olin Corp. ......................... 65,566 2,990,465
25,670,044
Commercial Services & Supplies — 0.7%
Cintas Corp. ....................... 9,642 7,365,910
Tetra Tech, Inc. ..................... 10,510 2,241,152
Veralto Corp. ....................... 53,646 5,716,518
15,323,580
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................ 17,448 6,046,604
Cisco Systems, Inc. .................. 155,947 7,555,632
Motorola Solutions, Inc. ............... 9,953 3,970,451
17,572,687
Construction & Engineering — 0.2%
EMCOR Group, Inc. .................. 12,182 4,573,610
Consumer Finance — 1.1%
Ally Financial, Inc. ................... 185,297 8,340,218
American Express Co. ................ 18,221 4,610,642
Capital One Financial Corp. ............. 27,349 4,140,639
OneMain Holdings, Inc. ................ 16,655 870,390
Synchrony Financial .................. 89,320 4,536,563
22,498,452
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ............... 12,999 10,685,178
Kroger Co. (The) .................... 131,365 7,159,392
Target Corp. ....................... 33,324 5,012,263
Walmart, Inc. ....................... 271,250 18,618,600
41,475,433
Diversified Consumer Services — 0.6%
Duolingo, Inc. , Class A
(a)
............... 30,140 5,182,272
H&R Block, Inc. ..................... 113,848 6,596,353
11,778,625
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ......................... 586,585 11,291,761
Verizon Communications, Inc. ........... 155,646 6,306,776
17,598,537
Electric Utilities — 0.8%
Duke Energy Corp. .................. 41,824 4,570,108
Exelon Corp. ....................... 91,168 3,391,450
FirstEnergy Corp. ................... 25,015 1,048,379
NextEra Energy, Inc. ................. 58,288 4,452,620
Southern Co. (The) .................. 30,968 2,586,447
16,049,004
Electrical Equipment — 1.1%
Acuity Brands, Inc. ................... 8,525 2,142,759
Atkore, Inc. ........................ 29,257 3,949,695
Eaton Corp. plc ..................... 23,102 7,041,259
Emerson Electric Co. ................. 54,159 6,342,560
nVent Electric plc .................... 37,973 2,757,979
22,234,252

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.3%
Jabil, Inc. ......................... 54,443 $ 6,134,093
Energy Equipment & Services — 0.4%
Schlumberger NV ................... 23,922 1,155,193
Weatherford International plc
(a)
........... 55,659 6,559,970
7,715,163
Entertainment — 0.2%
(a)
Live Nation Entertainment, Inc. ........... 3,684 354,364
Netflix, Inc. ........................ 5,155 3,239,144
Spotify Technology SA ................ 3,717 1,278,425
4,871,933
Financial Services — 2.5%
Berkshire Hathaway, Inc. , Class B
(a)
....... 19,648 8,615,648
Fiserv, Inc.
(a)
....................... 11,846 1,937,650
Mastercard, Inc. , Class A ............... 30,470 14,129,244
Visa, Inc. , Class A ................... 92,772 24,646,737
Voya Financial, Inc. .................. 36,176 2,631,081
51,960,360
Food Products — 0.6%
Archer-Daniels-Midland Co. ............. 28,841 1,788,430
General Mills, Inc. ................... 78,360 5,261,090
Hershey Co. (The) ................... 17,903 3,535,485
Kraft Heinz Co. (The) ................. 6,155 216,718
Mondelez International, Inc. , Class A ....... 33,080 2,261,018
13,062,741
Ground Transportation — 0.3%
Uber Technologies, Inc.
(a)
.............. 80,656 5,199,892
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories .................. 102,342 10,842,111
Becton Dickinson & Co. ............... 1,688 406,909
Boston Scientific Corp.
(a)
............... 4,508 333,051
Dentsply Sirona, Inc. ................. 51,426 1,395,702
GE HealthCare Technologies, Inc. ........ 100,480 8,503,622
Hologic, Inc.
(a)
...................... 104,330 8,514,371
Lantheus Holdings, Inc.
(a)
.............. 46,976 4,924,494
Medtronic plc ...................... 17,516 1,406,885
Solventum Corp.
(a) (b)
.................. 87,070 5,126,682
Stryker Corp. ...................... 9,928 3,250,924
Zimmer Biomet Holdings, Inc. ........... 5,950 662,533
45,367,284
Health Care Providers & Services — 3.1%
Cigna Group (The) ................... 12,032 4,195,197
CVS Health Corp. ................... 100,653 6,072,396
DaVita, Inc.
(a)
....................... 32,956 4,502,449
Elevance Health, Inc. ................. 16,044 8,535,889
Humana, Inc. ...................... 12,428 4,494,089
McKesson Corp. .................... 18,267 11,271,104
Molina Healthcare, Inc.
(a)
............... 11,769 4,016,407
UnitedHealth Group, Inc. ............... 34,756 20,025,017
63,112,548
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. , Class A
(a)
................. 49,448 6,900,963
Booking Holdings, Inc. ................ 4,339 16,119,428
Hyatt Hotels Corp. , Class A ............. 4,498 662,690
McDonald's Corp. ................... 47,194 12,525,288
MGM Resorts International
(a)
............ 7,503 322,404
Starbucks Corp. ..................... 55,192 4,302,216
Wingstop, Inc. ...................... 17,842 6,670,767
Yum! Brands, Inc. ................... 48,779 6,479,315
53,983,071
Security
Shares
Shares Value
Household Durables — 0.1%
Taylor Morrison Home Corp.
(a)
........... 17,671 $ 1,185,371
Household Products — 1.3%
Procter & Gamble Co. (The) ............ 168,126 27,027,936
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ....................... 39,424 3,123,169
Industrial Conglomerates — 0.2%
3M Co. ........................... 31,010 3,955,326
Industrial REITs — 0.1%
Prologis, Inc. ....................... 13,885 1,750,204
Insurance — 1.5%
Aflac, Inc. ......................... 76,679 7,313,643
American International Group, Inc. ........ 75,495 5,981,469
Arch Capital Group Ltd.
(a)
.............. 15,778 1,511,217
Everest Group Ltd. ................... 3,239 1,272,506
Fidelity National Financial, Inc. , Class A ..... 43,857 2,430,116
Globe Life, Inc. ..................... 22,330 2,070,884
Hartford Financial Services Group, Inc. (The) . 5,016 556,375
MetLife, Inc. ....................... 3,235 248,610
Principal Financial Group, Inc. ........... 7,752 631,865
Prudential Financial, Inc. ............... 33,949 4,254,489
Travelers Cos., Inc. (The) .............. 16,945 3,667,576
Unum Group ....................... 24,318 1,399,014
31,337,764
Interactive Media & Services — 3.8%
Alphabet, Inc. , Class C, NVS ............ 226,697 39,252,586
Meta Platforms, Inc. , Class A ............ 82,588 39,215,260
78,467,846
IT Services — 1.0%
Accenture plc , Class A ................ 13,724 4,537,429
Gartner, Inc.
(a)
...................... 14,977 7,506,322
International Business Machines Corp. ..... 8,623 1,656,823
Okta, Inc. , Class A
(a)
.................. 11,685 1,097,689
Wix.com Ltd.
(a)
...................... 41,431 6,460,129
21,258,392
Life Sciences Tools & Services — 1.0%
Medpace Holdings, Inc.
(a)
.............. 18,887 7,224,655
Mettler-Toledo International, Inc.
(a)
........ 4,692 7,136,673
Thermo Fisher Scientific, Inc. ............ 11,436 7,014,156
21,375,484
Machinery — 2.0%
AGCO Corp. ....................... 7,498 707,961
Caterpillar, Inc. ..................... 15,261 5,283,358
Crane Co. ......................... 39,987 6,414,715
Deere & Co. ....................... 4,722 1,756,490
Illinois Tool Works, Inc. ................ 17,800 4,401,584
Mueller Industries, Inc. ................ 92,693 6,575,641
Otis Worldwide Corp. ................. 61,043 5,768,563
PACCAR, Inc. ...................... 44,456 4,386,029
Parker-Hannifin Corp. ................. 3,325 1,865,857
Watts Water Technologies, Inc. , Class A ..... 15,813 3,281,514
40,441,712
Media — 1.1%
Charter Communications, Inc. , Class A
(a) (b)
... 4,154 1,577,357
Comcast Corp. , Class A ............... 209,032 8,626,751
Fox Corp. , Class A, NVS ............... 156,384 5,948,847
Interpublic Group of Cos., Inc. (The) ....... 86,279 2,775,595
News Corp. , Class A, NVS ............. 17,724 488,828

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Omnicom Group, Inc. ................. 33,403 $ 3,274,830
22,692,208
Metals & Mining — 0.9%
Commercial Metals Co. ................ 26,339 1,582,974
Nucor Corp. ....................... 32,054 5,222,879
Reliance, Inc. ...................... 19,608 5,971,812
Steel Dynamics, Inc. .................. 41,885 5,579,920
18,357,585
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ............... 99,534 996,335
Multi-Utilities — 1.3%
Ameren Corp. ...................... 46,018 3,647,847
Consolidated Edison, Inc. .............. 119,274 11,631,600
DTE Energy Co. .................... 45,957 5,539,197
Public Service Enterprise Group, Inc. ...... 9,152 730,055
Sempra .......................... 16,663 1,334,040
WEC Energy Group, Inc. ............... 46,980 4,043,099
26,925,838
Office REITs — 0.0%
BXP, Inc. ......................... 5,898 420,586
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp.
(a)
.............. 26,008 754,752
APA Corp. ........................ 107,581 3,355,451
Chesapeake Energy Corp. ............. 17,597 1,343,179
Chevron Corp. ...................... 73,961 11,868,522
ConocoPhillips ..................... 9,990 1,110,888
EOG Resources, Inc. ................. 4,157 527,108
Exxon Mobil Corp. ................... 172,896 20,503,737
Kinder Morgan, Inc. .................. 120,075 2,537,185
Marathon Oil Corp. ................... 69,817 1,958,367
Marathon Petroleum Corp. ............. 68,312 12,092,590
Murphy Oil Corp. .................... 13,651 564,878
Phillips 66 ......................... 1,493 217,202
Range Resources Corp. ............... 162,428 5,072,626
Valero Energy Corp. .................. 35,507 5,742,192
67,648,677
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 40,750 4,000,020
Passenger Airlines — 0.0%
United Airlines Holdings, Inc.
(a)
........... 7,101 322,527
Personal Care Products — 0.2%
elf Beauty, Inc.
(a)
.................... 27,770 4,792,547
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. ............... 275,332 13,094,790
Eli Lilly & Co. ...................... 30,244 24,324,342
Johnson & Johnson .................. 127,302 20,094,621
Merck & Co., Inc. .................... 128,853 14,577,140
Pfizer, Inc. ........................ 264,729 8,084,823
Royalty Pharma plc , Class A ............ 7,985 224,937
80,400,653
Professional Services — 0.7%
Automatic Data Processing, Inc. .......... 11,635 3,055,584
Paychex, Inc. ...................... 65,489 8,383,902
Robert Half, Inc. .................... 37,085 2,380,486
13,819,972
Security
Shares
Shares Value
Residential REITs — 0.5%
AvalonBay Communities, Inc. ........... 21,439 $ 4,393,280
Equity Residential ................... 88,275 6,146,588
10,539,868
Retail REITs — 0.6%
Brixmor Property Group, Inc. ............ 245,787 6,260,195
Simon Property Group, Inc. ............. 36,525 5,604,396
11,864,591
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.
(a)
.......... 21,996 3,177,982
Applied Materials, Inc. ................ 42,839 9,090,436
Broadcom, Inc. ..................... 274,746 44,146,187
Intel Corp. ........................ 20,321 624,668
KLA Corp. ......................... 10,720 8,823,311
Lam Research Corp. ................. 4,247 3,912,506
Lattice Semiconductor Corp.
(a) (b)
.......... 17,579 931,687
Microchip Technology, Inc. .............. 26,949 2,392,532
NVIDIA Corp. ...................... 995,457 116,488,378
QUALCOMM, Inc. ................... 60,374 10,924,675
Rambus, Inc.
(a)
..................... 86,140 4,431,042
Texas Instruments, Inc. ................ 4,647 947,105
205,890,509
Software — 12.6%
Adobe, Inc.
(a)
....................... 11,948 6,591,114
AppLovin Corp. , Class A
(a)
.............. 61,888 4,771,565
Atlassian Corp. , Class A
(a)
.............. 51,423 9,079,759
Cadence Design Systems, Inc.
(a)
......... 30,599 8,190,128
Crowdstrike Holdings, Inc. , Class A
(a)
....... 11,469 2,660,349
DocuSign, Inc.
(a)
.................... 91,236 5,061,773
Elastic NV
(a)
....................... 25,154 2,758,639
Fair Isaac Corp.
(a)
.................... 7,560 12,096,000
Fortinet, Inc.
(a)
...................... 115,507 6,704,026
Gitlab, Inc. , Class A
(a)
................. 102,170 5,234,169
HubSpot, Inc.
(a)
..................... 4,771 2,371,330
Intuit, Inc. ......................... 13,656 8,840,212
Manhattan Associates, Inc.
(a)
............ 27,306 6,973,406
Microsoft Corp. ..................... 300,883 125,874,403
Monday.com Ltd.
(a)
................... 35,459 8,148,833
Nutanix, Inc. , Class A
(a) (b)
............... 107,816 5,445,786
Oracle Corp. ....................... 19,162 2,672,141
Palo Alto Networks, Inc.
(a) (b)
............. 16,800 5,455,464
Procore Technologies, Inc.
(a)
............ 80,570 5,722,887
Qualys, Inc.
(a) (b)
..................... 30,006 4,475,095
Salesforce, Inc. ..................... 7,928 2,051,767
Samsara, Inc. , Class A
(a) (b)
.............. 145,774 5,580,229
ServiceNow, Inc.
(a) (b)
.................. 939 764,712
Smartsheet, Inc. , Class A
(a)
............. 40,070 1,921,757
Synopsys, Inc.
(a)
.................... 13,159 7,346,933
UiPath, Inc. , Class A
(a) (b)
............... 45,336 551,739
Zscaler, Inc.
(a) (b)
..................... 11,564 2,074,004
259,418,220
Specialized REITs — 0.6%
Public Storage ...................... 15,468 4,577,291
Weyerhaeuser Co. ................... 226,445 7,191,893
11,769,184
Specialty Retail — 3.2%
Abercrombie & Fitch Co. , Class A
(a)
........ 41,685 6,147,704
AutoNation, Inc.
(a)
.................... 28,404 5,417,211
AutoZone, Inc.
(a) (b)
................... 1,020 3,196,364
Bath & Body Works, Inc. ............... 90,521 3,326,647
Best Buy Co., Inc. ................... 49,559 4,287,845
Dick's Sporting Goods, Inc. ............. 22,330 4,831,095
Home Depot, Inc. (The) ............... 31,623 11,642,324

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Lowe's Cos., Inc. .................... 51,507 $ 12,645,483
Murphy USA, Inc. ................... 6,872 3,469,810
Wayfair, Inc. , Class A
(a)
................ 52,820 2,874,993
Williams-Sonoma, Inc. ................ 45,246 6,998,651
64,838,127
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ........................ 604,075 134,152,976
Dell Technologies, Inc. , Class C .......... 41,455 4,712,604
Hewlett Packard Enterprise Co. .......... 444,595 8,851,886
HP, Inc. .......................... 113,972 4,113,250
NetApp, Inc. ....................... 2,814 357,322
152,188,038
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.
(a) (b)
...................... 7,363 989,366
Deckers Outdoor Corp.
(a)
............... 6,195 5,715,693
PVH Corp. ........................ 16,482 1,680,999
Ralph Lauren Corp. , Class A ............ 6,177 1,084,620
Tapestry, Inc. ....................... 123,369 4,945,863
14,416,541
Tobacco — 0.4%
Altria Group, Inc. .................... 15,936 781,023
Philip Morris International, Inc. ........... 70,021 8,063,619
8,844,642
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc. ....... 9,248 2,017,821
Core & Main, Inc. , Class A
(a)
............. 156,737 8,380,727
Ferguson plc ....................... 33,098 7,369,270
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 1,987 $ 1,940,922
19,708,740
Water Utilities — 0.6%
American Water Works Co., Inc. .......... 88,279 12,567,398
Total Long-Term Investments — 99 .7%
(Cost: $ 1,588,735,994 ) ............................ 2,043,846,745
Short-Term Securities
Money Market Funds — 0.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(e)
.................. 13,295,321 13,300,639
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 5,356,059 5,356,059
Total Short-Term Securities — 0 .9%
(Cost: $ 18,654,292 ) ............................... 18,656,698
Total Investments — 100 .6%
(Cost: $ 1,607,390,286 ) ............................ 2,062,503,443
Liabilities in Excess of Other Assets — (0.6) % ............. (11,477,921)
Net Assets — 100.0% ...............................
$ 2,051,025,522
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 5,273,814 $ 8,020,671
(a)
$ — $ 4,297 $ 1,857 $ 13,300,639 13,295,321 $ 66,113
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,245,623 3,110,436
(a)
— — — 5,356,059 5,356,059 194,552 —
BlackRock, Inc. .......... 3,257,590 899,032 (325,604) 45,863 653,747 4,530,628 5,169 96,555 —
$ 50,160 $ 655,604 $ 23,187,326 $ 357,220 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 22 09/20/24 $ 6,114 $ 25,256
S&P Midcap 400 E-Mini Index ................................................. 2 09/20/24 624 37,923
$ 63,179
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 63,179 $ — $ — $ — $ 63,179
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 566,393 $ — $ — $ — $ 566,393
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (44,099) $ — $ — $ — $ (44,099)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,679,238

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,043,846,745 $ — $ — $ 2,043,846,745
Short-Term Securities
Money Market Funds ...................................... 18,656,698 — — 18,656,698
$ 2,062,503,443 $ — $ — $ 2,062,503,443
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 63,179 $ — $ — $ 63,179
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
AeroVironment, Inc.
(a) (b)
................ 2,186 $ 390,289
Axon Enterprise, Inc.
(b)
................ 12,386 3,715,924
BWX Technologies, Inc. ............... 13,445 1,337,643
Curtiss-Wright Corp. .................. 8,212 2,420,076
Hexcel Corp. ....................... 2,986 197,703
Moog, Inc. , Class A .................. 1,601 313,956
8,375,591
Automobile Components — 0.5%
Autoliv, Inc. ........................ 7,537 762,292
Dana, Inc. ......................... 30,337 385,583
Mobileye Global, Inc. , Class A
(a) (b)
......... 11,515 241,815
Modine Manufacturing Co.
(a) (b)
........... 27,408 3,224,825
Phinia, Inc. ........................ 5,627 251,527
Visteon Corp.
(b)
..................... 10,627 1,227,844
6,093,886
Automobiles — 0.4%
Harley-Davidson, Inc. ................. 59,098 2,216,175
Thor Industries, Inc. .................. 15,097 1,602,395
Winnebago Industries, Inc. ............. 11,386 711,853
4,530,423
Banks — 6.4%
1st Source Corp. .................... 31,038 1,972,465
Associated Banc-Corp. ................ 46,530 1,069,259
Axos Financial, Inc.
(b)
................. 37,602 2,745,322
BancFirst Corp. ..................... 14,501 1,557,842
Bancorp, Inc. (The)
(a) (b)
................ 45,065 2,336,170
Bank of Hawaii Corp. ................. 13,328 914,168
Bank of NT Butterfield & Son Ltd. (The) ..... 24,436 936,876
Bank OZK ........................ 21,543 1,010,151
BankUnited, Inc. .................... 70,798 2,727,139
BOK Financial Corp. .................. 2,180 224,191
Capitol Federal Financial, Inc. ........... 81,713 516,426
City Holding Co. .................... 1,743 212,472
Comerica, Inc. ...................... 38,199 2,093,687
Commerce Bancshares, Inc. ............ 44,148 2,856,817
Community Trust Bancorp, Inc. .......... 12,683 643,282
Cullen/Frost Bankers, Inc. .............. 25,500 2,985,030
Customers Bancorp, Inc.
(b)
.............. 22,186 1,430,553
CVB Financial Corp. .................. 27,153 517,536
Eagle Bancorp, Inc. .................. 15,674 337,304
East West Bancorp, Inc. ............... 49,355 4,337,811
First Bancorp ...................... 150,245 3,333,724
First Citizens BancShares, Inc. , Class A ..... 1,651 3,446,776
First Financial Bankshares, Inc. .......... 14,614 562,054
First Foundation, Inc. ................. 33,512 234,584
First Hawaiian, Inc. .................. 88,889 2,225,781
First Horizon Corp. ................... 28,864 482,895
Fulton Financial Corp. ................. 42,762 828,300
Hancock Whitney Corp. ............... 16,799 919,409
Hilltop Holdings, Inc. .................. 44,907 1,481,482
HomeStreet, Inc. .................... 28,926 416,534
International Bancshares Corp. .......... 19,714 1,329,512
Kearny Financial Corp. ................ 30,569 220,097
Metropolitan Bank Holding Corp.
(b)
........ 31,117 1,640,799
NBT Bancorp, Inc. ................... 10,582 518,730
New York Community Bancorp, Inc.
(a)
...... 116,038 1,220,720
Northfield Bancorp, Inc. ............... 14,308 178,993
OFG Bancorp ...................... 95,165 4,322,394
Pathward Financial, Inc. ............... 27,634 1,866,400
Pinnacle Financial Partners, Inc. .......... 10,240 986,317
Popular, Inc. ....................... 75,656 7,764,575
Security
Shares
Shares Value
Banks (continued)
Preferred Bank ..................... 19,822 $ 1,705,881
ServisFirst Bancshares, Inc. ............ 18,377 1,474,571
SouthState Corp. .................... 1,941 192,101
Synovus Financial Corp. ............... 11,053 516,728
Texas Capital Bancshares, Inc.
(b)
......... 4,779 315,892
Trustmark Corp. .................... 34,342 1,192,698
UMB Financial Corp. ................. 14,263 1,455,111
WaFd, Inc. ........................ 44,562 1,585,962
Webster Financial Corp. ............... 11,189 555,198
Western Alliance Bancorp .............. 14,722 1,184,532
Wintrust Financial Corp. ............... 2,118 229,168
Zions Bancorp NA ................... 53,477 2,763,157
78,575,576
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(b)
...... 841 235,657
Celsius Holdings, Inc.
(a) (b)
............... 22,025 1,031,431
Coca-Cola Consolidated, Inc. ............ 2,389 2,737,531
Vita Coco Co., Inc. (The)
(b)
.............. 158,049 4,083,986
8,088,605
Biotechnology — 5.0%
(b)
89bio, Inc. ........................ 19,903 182,312
ACADIA Pharmaceuticals, Inc. ........... 84,992 1,616,548
Akero Therapeutics, Inc. ............... 10,159 271,550
Alkermes plc ....................... 137,310 3,751,309
Allogene Therapeutics, Inc.
(a)
............ 44,794 131,694
Amicus Therapeutics, Inc. .............. 59,029 608,589
AnaptysBio, Inc. .................... 31,165 1,085,789
Anavex Life Sciences Corp.
(a)
............ 102,198 694,435
Apellis Pharmaceuticals, Inc.
(a)
........... 24,884 985,406
Arcellx, Inc.
(a)
...................... 23,026 1,423,237
Arcturus Therapeutics Holdings, Inc. ....... 6,072 142,449
Arcus Biosciences, Inc. ................ 36,716 602,510
Arrowhead Pharmaceuticals, Inc. ......... 21,991 628,063
ARS Pharmaceuticals, Inc.
(a)
............ 23,907 259,869
Beam Therapeutics, Inc.
(a)
.............. 35,116 1,111,070
BioCryst Pharmaceuticals, Inc. ........... 200,390 1,458,839
Blueprint Medicines Corp. .............. 12,091 1,309,455
Bridgebio Pharma, Inc. ................ 6,970 180,872
Catalyst Pharmaceuticals, Inc. ........... 141,670 2,442,391
CRISPR Therapeutics AG
(a)
............. 6,329 362,588
Cullinan Therapeutics, Inc. ............. 27,327 528,777
Cytokinetics, Inc. .................... 25,787 1,521,691
Day One Biopharmaceuticals, Inc.
(a)
....... 10,324 147,736
Denali Therapeutics, Inc. ............... 91,985 2,241,674
Dynavax Technologies Corp.
(a)
........... 91,712 1,026,257
Dyne Therapeutics, Inc. ............... 5,728 245,789
Eagle Pharmaceuticals, Inc. ............ 31,367 151,189
Erasca, Inc. ....................... 81,646 257,185
Exelixis, Inc. ....................... 90,038 2,111,391
Halozyme Therapeutics, Inc. ............ 58,449 3,229,892
Insmed, Inc. ....................... 8,294 603,389
Intellia Therapeutics, Inc.
(a)
............. 9,441 247,449
Ionis Pharmaceuticals, Inc.
(a)
............ 48,528 2,400,195
Ironwood Pharmaceuticals, Inc. , Class A .... 243,960 1,666,247
Madrigal Pharmaceuticals, Inc.
(a)
......... 4,903 1,395,688
MiMedx Group, Inc. .................. 68,466 510,072
Natera, Inc. ........................ 34,651 3,547,916
Nuvalent, Inc. , Class A
(a)
............... 11,268 900,764
Precigen, Inc.
(a)
..................... 126,281 191,947
Prothena Corp. plc ................... 12,737 296,517
PTC Therapeutics, Inc. ................ 6,466 218,874
REGENXBIO, Inc. ................... 39,634 564,785
REVOLUTION Medicines, Inc. ........... 9,233 421,394

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Roivant Sciences Ltd.
(a)
................ 12,480 $ 135,408
Sana Biotechnology, Inc. ............... 134,702 820,335
Sarepta Therapeutics, Inc. .............. 23,372 3,324,433
SpringWorks Therapeutics, Inc. .......... 4,599 165,150
Sutro Biopharma, Inc. ................. 29,516 117,179
Syndax Pharmaceuticals, Inc. ........... 18,422 418,179
TG Therapeutics, Inc.
(a)
................ 6,998 138,281
Travere Therapeutics, Inc. .............. 43,610 416,039
United Therapeutics Corp. .............. 12,922 4,048,333
Vanda Pharmaceuticals, Inc. ............ 71,944 420,153
Vaxcyte, Inc. ....................... 12,257 966,955
Vera Therapeutics, Inc. , Class A .......... 19,227 703,516
Veracyte, Inc. ...................... 65,535 1,572,840
Vericel Corp. ....................... 7,023 354,802
Viking Therapeutics, Inc.
(a)
.............. 10,837 617,709
Vir Biotechnology, Inc. ................ 143,918 1,462,207
Xencor, Inc. ....................... 92,346 1,885,705
61,243,017
Broadline Retail — 0.7%
Dillard's, Inc. , Class A ................. 8,964 3,572,961
Global-e Online Ltd.
(a) (b)
................ 14,537 498,910
Kohl's Corp. ....................... 55,908 1,210,967
Macy's, Inc. ....................... 151,905 2,624,919
Qurate Retail, Inc.
(b)
.................. 385,562 276,332
8,184,089
Building Products — 2.0%
Advanced Drainage Systems, Inc. ........ 10,400 1,841,216
Allegion plc ........................ 14,468 1,979,367
Apogee Enterprises, Inc. ............... 17,822 1,223,302
AZEK Co., Inc. (The) , Class A
(b)
.......... 17,737 796,214
Carlisle Cos., Inc. ................... 11,762 4,923,338
CSW Industrials, Inc. ................. 2,692 873,339
Griffon Corp. ....................... 17,248 1,242,891
JELD-WEN Holding, Inc.
(b)
.............. 23,349 389,695
Masterbrand, Inc.
(b)
.................. 7,408 133,714
Owens Corning ..................... 12,032 2,242,524
Quanex Building Products Corp. .......... 12,319 411,455
Simpson Manufacturing Co., Inc. ......... 10,313 1,981,024
Trex Co., Inc.
(b)
..................... 43,662 3,651,453
UFP Industries, Inc. .................. 22,746 3,000,880
24,690,412
Capital Markets — 3.5%
Affiliated Managers Group, Inc.
(a)
......... 16,084 2,985,512
Brightsphere Investment Group, Inc. ....... 5,587 146,324
Cohen & Steers, Inc. ................. 4,379 375,806
Donnelley Financial Solutions, Inc.
(b)
....... 23,504 1,586,050
Evercore, Inc. , Class A ................ 35,776 8,957,953
Federated Hermes, Inc. , Class B ......... 33,499 1,150,021
Houlihan Lokey, Inc. , Class A ............ 12,400 1,863,100
Interactive Brokers Group, Inc. , Class A ..... 33,076 3,944,974
Invesco Ltd. ....................... 71,409 1,232,519
Janus Henderson Group plc ............ 87,017 3,239,643
Jefferies Financial Group, Inc. ........... 70,081 4,097,636
Lazard, Inc. ....................... 25,386 1,248,230
Moelis & Co. , Class A ................. 3,800 258,400
Piper Sandler Cos. ................... 13,204 3,608,389
Stifel Financial Corp. ................. 19,801 1,755,755
StoneX Group, Inc.
(b)
................. 13,763 1,147,008
TPG, Inc. , Class A ................... 40,233 2,051,481
Virtu Financial, Inc. , Class A ............. 11,110 303,525
XP, Inc. , Class A .................... 183,141 3,133,542
43,085,868
Security
Shares
Shares Value
Chemicals — 1.7%
Ashland, Inc. ....................... 11,994 $ 1,159,220
Avient Corp. ....................... 46,920 2,122,661
Axalta Coating Systems Ltd.
(b)
........... 8,185 291,795
Balchem Corp. ..................... 3,288 583,488
Cabot Corp. ....................... 14,835 1,487,802
Chemours Co. (The) .................. 58,753 1,420,060
Element Solutions, Inc. ................ 71,166 1,917,924
Hawkins, Inc. ...................... 6,071 630,777
Huntsman Corp. .................... 66,947 1,602,042
Ingevity Corp.
(b)
..................... 2,583 118,534
Innospec, Inc. ...................... 4,828 633,144
Mativ Holdings, Inc. .................. 89,829 1,714,836
Olin Corp. ......................... 29,302 1,336,464
RPM International, Inc. ................ 21,157 2,569,729
Scotts Miracle-Gro Co. (The) ............ 32,807 2,578,630
Trinseo plc ........................ 117,720 340,211
Tronox Holdings plc .................. 6,388 103,230
20,610,547
Commercial Services & Supplies — 1.3%
ACCO Brands Corp. .................. 111,964 572,136
Brady Corp. , Class A, NVS ............. 29,585 2,118,582
Brink's Co. (The) .................... 8,479 932,605
Cimpress plc
(a) (b)
.................... 15,919 1,452,927
Clean Harbors, Inc.
(b)
................. 3,402 812,160
CoreCivic, Inc.
(b)
.................... 69,726 971,981
Deluxe Corp. ....................... 45,022 1,097,636
GEO Group, Inc. (The)
(b)
............... 59,820 867,390
HNI Corp. ......................... 7,628 419,159
Interface, Inc. ...................... 25,090 433,555
Matthews International Corp. , Class A ...... 4,343 125,730
MSA Safety, Inc. .................... 1,439 271,467
Steelcase, Inc. , Class A ............... 47,072 682,073
Tetra Tech, Inc. ..................... 18,439 3,931,932
Vestis Corp. ....................... 53,727 696,839
15,386,172
Communications Equipment — 0.3%
(b)
Calix, Inc. ......................... 21,532 885,611
Ciena Corp. ....................... 5,598 295,238
Extreme Networks, Inc. ................ 140,364 2,007,205
NetScout Systems, Inc. ................ 37,085 754,680
Viavi Solutions, Inc. .................. 33,696 270,916
4,213,650
Construction & Engineering — 2.0%
AECOM .......................... 23,381 2,118,552
API Group Corp.
(b)
................... 31,432 1,190,959
Arcosa, Inc. ....................... 12,077 1,122,074
Argan, Inc. ........................ 7,103 560,640
Comfort Systems USA, Inc. ............. 13,027 4,330,435
Dycom Industries, Inc.
(b)
............... 1,548 284,074
EMCOR Group, Inc. .................. 24,530 9,209,543
Fluor Corp.
(b)
....................... 19,874 955,939
MDU Resources Group, Inc. ............ 28,162 758,684
Sterling Infrastructure, Inc.
(a) (b)
........... 11,869 1,381,077
Valmont Industries, Inc. ................ 5,818 1,735,859
WillScot Holdings Corp.
(b)
.............. 32,070 1,314,870
24,962,706
Construction Materials — 0.1%
Knife River Corp.
(b)
................... 9,868 784,703
Consumer Finance — 1.1%
Bread Financial Holdings, Inc. ........... 4,515 246,429
Credit Acceptance Corp.
(a) (b)
............. 2,398 1,378,610
Enova International, Inc.
(b)
.............. 13,110 1,133,622

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Navient Corp. ...................... 164,823 $ 2,704,745
OneMain Holdings, Inc. ................ 43,778 2,287,838
PROG Holdings, Inc. ................. 46,401 2,090,829
SLM Corp. ........................ 119,047 2,701,176
SoFi Technologies, Inc.
(a) (b)
............. 59,151 445,999
12,989,248
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 23,606 2,076,384
Casey's General Stores, Inc. ............ 1,849 717,116
Grocery Outlet Holding Corp.
(b)
........... 5,564 108,832
Ingles Markets, Inc. , Class A ............ 43,593 3,533,213
Sprouts Farmers Market, Inc.
(b)
........... 55,890 5,582,852
United Natural Foods, Inc.
(b)
............. 9,457 146,583
US Foods Holding Corp.
(b)
.............. 35,450 1,928,126
14,093,106
Containers & Packaging — 0.6%
Berry Global Group, Inc. ............... 20,122 1,322,418
Graphic Packaging Holding Co. .......... 119,993 3,611,789
Greif, Inc. , Class A, NVS ............... 2,525 168,367
O-I Glass, Inc.
(b)
..................... 33,700 450,232
Sealed Air Corp. .................... 8,365 318,288
Sonoco Products Co. ................. 24,480 1,319,962
7,191,056
Diversified Consumer Services — 1.4%
ADT, Inc. ......................... 94,972 738,882
Coursera, Inc.
(b)
..................... 171,323 1,593,304
Duolingo, Inc. , Class A
(a) (b)
.............. 17,883 3,074,803
H&R Block, Inc. ..................... 88,042 5,101,153
Perdoceo Education Corp. .............. 113,206 2,806,377
Service Corp. International ............. 27,957 2,234,044
Stride, Inc.
(a) (b)
...................... 20,850 1,584,183
Udemy, Inc.
(b)
...................... 48,557 448,667
17,581,413
Diversified Telecommunication Services — 1.0%
Bandwidth, Inc. , Class A
(a) (b)
............. 77,349 1,765,104
Frontier Communications Parent, Inc.
(a) (b)
.... 50,536 1,480,705
IDT Corp. , Class B ................... 10,264 392,393
IHS Holding Ltd.
(a) (b)
.................. 95,594 270,531
Iridium Communications, Inc. ............ 13,116 376,429
Liberty Global Ltd. , Class A
(b)
............ 154,207 3,005,494
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 49,972 1,004,937
Liberty Latin America Ltd. , Class A
(b)
....... 161,102 1,688,349
Lumen Technologies, Inc.
(b)
............. 856,923 2,699,308
12,683,250
Electric Utilities — 0.9%
Hawaiian Electric Industries, Inc. ......... 65,835 1,090,227
IDACORP, Inc. ..................... 57,645 5,634,799
OGE Energy Corp. ................... 38,149 1,479,037
Otter Tail Corp. ..................... 10,485 1,016,206
PNM Resources, Inc. ................. 30,836 1,282,161
Portland General Electric Co. ............ 19,581 927,748
11,430,178
Electrical Equipment — 1.9%
Acuity Brands, Inc. ................... 12,999 3,267,299
Array Technologies, Inc.
(a) (b)
............. 54,495 573,287
Atkore, Inc. ........................ 30,684 4,142,340
EnerSys .......................... 5,375 590,874
Fluence Energy, Inc. , Class A
(a) (b)
......... 25,548 418,476
Generac Holdings, Inc.
(b)
............... 10,300 1,603,504
NEXTracker, Inc. , Class A
(b)
............. 33,804 1,661,129
nVent Electric plc .................... 86,940 6,314,452
Security
Shares
Shares Value
Electrical Equipment (continued)
Powell Industries, Inc. ................. 9,789 $ 1,797,554
Regal Rexnord Corp. ................. 15,003 2,410,682
Thermon Group Holdings, Inc.
(b)
.......... 22,606 741,703
23,521,300
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc. ......... 1,733 201,669
Arrow Electronics, Inc.
(a) (b)
.............. 20,037 2,478,376
Badger Meter, Inc. ................... 9,345 1,926,565
Belden, Inc. ....................... 9,180 850,894
Crane NXT Co. ..................... 20,090 1,263,259
ePlus, Inc.
(a) (b)
...................... 11,682 1,073,809
Flex Ltd.
(b)
......................... 108,005 3,472,361
Insight Enterprises, Inc.
(a) (b)
............. 5,165 1,159,542
Jabil, Inc. ......................... 55,441 6,246,537
Knowles Corp.
(b)
.................... 56,610 1,034,265
Littelfuse, Inc. ...................... 2,773 740,696
Napco Security Technologies, Inc. ........ 17,497 976,508
Novanta, Inc.
(a) (b)
.................... 10,542 1,910,000
OSI Systems, Inc.
(b)
.................. 1,368 202,437
Sanmina Corp.
(b)
.................... 36,469 2,747,210
Vishay Intertechnology, Inc. ............. 69,286 1,684,343
Vontier Corp. ....................... 17,452 684,642
28,653,113
Energy Equipment & Services — 1.7%
Archrock, Inc. ...................... 65,666 1,361,256
ChampionX Corp. ................... 47,725 1,635,059
Expro Group Holdings NV
(a) (b)
............ 16,110 374,074
Helmerich & Payne, Inc. ............... 36,892 1,491,175
Nabors Industries Ltd.
(b)
............... 12,404 1,275,503
NOV, Inc. ......................... 108,083 2,250,288
Oceaneering International, Inc.
(a) (b)
........ 51,811 1,555,366
Oil States International, Inc.
(b)
............ 27,883 159,491
Patterson-UTI Energy, Inc. ............. 172,688 1,897,841
Select Water Solutions, Inc. , Class A ....... 64,226 759,151
Transocean Ltd.
(a) (b)
.................. 317,245 1,836,849
Valaris Ltd.
(a) (b)
...................... 2,118 166,454
Weatherford International plc
(b)
........... 54,427 6,414,766
21,177,273
Entertainment — 0.1%
Endeavor Group Holdings, Inc. , Class A
(a)
... 35,935 985,338
TKO Group Holdings, Inc. , Class A ........ 2,196 240,132
1,225,470
Financial Services — 1.9%
AvidXchange Holdings, Inc.
(b)
............ 68,669 613,901
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 93,278 3,015,678
Euronet Worldwide, Inc.
(b)
.............. 10,984 1,120,258
EVERTEC, Inc. ..................... 10,715 369,346
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 6,327 1,304,754
Flywire Corp.
(a) (b)
.................... 23,871 437,078
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 31,322 1,026,422
Jackson Financial, Inc. , Class A .......... 10,446 919,875
MGIC Investment Corp. ............... 49,100 1,219,644
Mr Cooper Group, Inc.
(b)
............... 61,598 5,536,428
NCR Atleos Corp.
(b)
.................. 17,816 572,784
PennyMac Financial Services, Inc. ........ 4,932 483,928
Radian Group, Inc. ................... 16,691 619,236
Rocket Cos., Inc. , Class A
(a) (b)
............ 32,504 526,240
StoneCo Ltd. , Class A
(b)
............... 64,221 842,580
Toast, Inc. , Class A
(b)
................. 52,357 1,369,659

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Voya Financial, Inc. .................. 26,565 $ 1,932,072
Walker & Dunlop, Inc. ................. 2,785 297,717
WEX, Inc.
(b)
........................ 6,774 1,242,690
23,450,290
Food Products — 0.5%
Adecoagro SA ...................... 99,814 964,203
Flowers Foods, Inc. .................. 36,395 819,615
Hain Celestial Group, Inc. (The)
(b)
......... 26,459 204,793
John B Sanfilippo & Son, Inc. ............ 27,312 2,864,209
Lancaster Colony Corp. ............... 1,759 339,593
Tootsie Roll Industries, Inc. ............. 4,375 134,925
WK Kellogg Co. ..................... 31,038 546,269
5,873,607
Gas Utilities — 0.7%
National Fuel Gas Co. ................ 27,736 1,625,052
New Jersey Resources Corp. ............ 38,619 1,805,438
Northwest Natural Holding Co. ........... 3,390 135,532
ONE Gas, Inc. ...................... 22,908 1,595,084
Southwest Gas Holdings, Inc. ........... 1,935 143,500
Spire, Inc. ......................... 23,119 1,539,494
UGI Corp. ......................... 54,515 1,350,882
8,194,982
Ground Transportation — 1.0%
ArcBest Corp. ...................... 6,412 808,233
Avis Budget Group, Inc. ............... 11,093 1,120,504
Hertz Global Holdings, Inc.
(a) (b)
........... 32,320 131,865
Knight-Swift Transportation Holdings, Inc. ... 8,991 489,380
Landstar System, Inc. ................. 6,848 1,302,832
Lyft, Inc. , Class A
(b)
................... 67,432 812,555
Ryder System, Inc. ................... 22,317 3,127,951
Saia, Inc.
(a) (b)
....................... 3,852 1,609,558
Schneider National, Inc. , Class B ......... 21,089 567,505
XPO, Inc.
(b)
........................ 14,940 1,716,457
11,686,840
Health Care Equipment & Supplies — 2.3%
AtriCure, Inc.
(b)
..................... 12,066 260,264
Atrion Corp. ....................... 624 285,979
Cerus Corp.
(b)
...................... 351,637 794,700
CONMED Corp. ..................... 11,835 817,088
Dentsply Sirona, Inc. ................. 136,750 3,711,395
Embecta Corp. ..................... 28,682 449,447
Envista Holdings Corp.
(b)
............... 35,399 604,261
Globus Medical, Inc. , Class A
(b)
.......... 4,283 308,205
Haemonetics Corp.
(a) (b)
................ 28,957 2,607,578
Inari Medical, Inc.
(b)
.................. 19,196 893,766
Inmode Ltd.
(b)
...................... 71,479 1,295,199
Inspire Medical Systems, Inc.
(b)
.......... 14,999 2,115,609
Integer Holdings Corp.
(a) (b)
.............. 4,542 539,408
iRhythm Technologies, Inc.
(b)
............ 9,371 808,249
Lantheus Holdings, Inc.
(b)
.............. 28,284 2,965,012
LeMaitre Vascular, Inc. ................ 2,726 236,862
LivaNova plc
(b)
...................... 41,941 2,071,885
Masimo Corp.
(b)
..................... 6,608 706,924
Merit Medical Systems, Inc.
(b)
............ 17,690 1,508,780
Nevro Corp.
(b)
...................... 12,192 121,066
Orthofix Medical, Inc.
(b)
................ 24,734 397,723
Penumbra, Inc.
(a) (b)
................... 3,755 627,423
QuidelOrtho Corp.
(b)
.................. 12,198 479,259
Solventum Corp.
(a) (b)
.................. 60,337 3,552,642
28,158,724
Security
Shares
Shares Value
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(b)
............ 14,489 $ 939,612
Accolade, Inc.
(a) (b)
.................... 116,031 475,727
Alignment Healthcare, Inc.
(b)
............ 26,437 231,059
AMN Healthcare Services, Inc.
(a) (b)
........ 17,835 1,206,003
Brookdale Senior Living, Inc.
(b)
........... 86,029 665,004
Chemed Corp. ...................... 7,137 4,069,232
Encompass Health Corp. .............. 6,280 583,663
Ensign Group, Inc. (The) ............... 12,541 1,765,146
Guardant Health, Inc.
(b)
................ 82,929 2,913,296
HealthEquity, Inc.
(b)
................... 1,653 129,728
Hims & Hers Health, Inc. , Class A
(b)
........ 55,463 1,178,034
National Research Corp. ............... 23,876 608,599
Option Care Health, Inc.
(b)
.............. 44,622 1,324,827
Owens & Minor, Inc.
(b)
................. 45,627 749,195
Patterson Cos., Inc. .................. 16,744 422,786
Tenet Healthcare Corp.
(b)
............... 25,209 3,773,787
21,035,698
Health Care REITs — 0.2%
Medical Properties Trust, Inc.
(a)
........... 179,722 864,463
National Health Investors, Inc. ........... 7,397 553,739
Omega Healthcare Investors, Inc. ......... 30,249 1,101,064
2,519,266
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(b)
...... 120,727 470,835
Doximity, Inc. , Class A
(b)
............... 38,279 1,071,812
Evolent Health, Inc. , Class A
(b)
........... 17,629 411,108
Health Catalyst, Inc.
(b)
................. 17,730 130,670
HealthStream, Inc. ................... 17,640 524,085
Teladoc Health, Inc.
(a) (b)
................ 149,923 1,413,774
4,022,284
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............. 47,019 708,106
Pebblebrook Hotel Trust
(a)
.............. 7,770 106,371
RLJ Lodging Trust ................... 29,255 276,167
Ryman Hospitality Properties, Inc. ........ 1,541 154,886
Service Properties Trust ............... 106,954 606,429
Sunstone Hotel Investors, Inc. ........... 19,111 197,990
Xenia Hotels & Resorts, Inc. ............ 25,972 360,492
2,410,441
Hotels, Restaurants & Leisure — 2.6%
Arcos Dorados Holdings, Inc. , Class A ...... 117,209 1,132,239
Bloomin' Brands, Inc. ................. 46,820 976,197
Boyd Gaming Corp. .................. 2,608 158,749
Cava Group, Inc.
(b)
................... 32,098 2,703,294
Cheesecake Factory, Inc. (The) .......... 3,327 129,387
Churchill Downs, Inc. ................. 8,809 1,264,620
Dine Brands Global, Inc. ............... 14,502 519,752
Everi Holdings, Inc.
(b)
................. 62,051 798,596
International Game Technology plc ........ 89,702 2,105,306
Jack in the Box, Inc. .................. 24,295 1,444,095
Life Time Group Holdings, Inc.
(a) (b)
......... 15,199 315,683
Light & Wonder, Inc. , Class A
(b)
........... 23,680 2,538,496
MakeMyTrip Ltd.
(a) (b)
.................. 14,768 1,382,137
Marriott Vacations Worldwide Corp. ........ 9,451 799,366
Papa John's International, Inc. ........... 12,840 567,913
Planet Fitness, Inc. , Class A
(b)
........... 12,289 905,699
PlayAGS, Inc.
(b)
..................... 43,684 500,182
Six Flags Entertainment Corp. ........... 16,457 783,847
Texas Roadhouse, Inc. ................ 4,795 837,255
Travel + Leisure Co. .................. 39,149 1,804,377
United Parks & Resorts, Inc.
(a) (b)
.......... 38,469 2,025,393
Wendy's Co. (The) ................... 86,998 1,472,876

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc. ...................... 14,175 $ 5,299,749
Wyndham Hotels & Resorts, Inc. ......... 16,560 1,253,923
31,719,131
Household Durables — 1.9%
Cavco Industries, Inc.
(b)
................ 4,477 1,856,254
GoPro, Inc. , Class A
(b)
................. 189,129 287,476
Helen of Troy Ltd.
(a) (b)
................. 8,224 486,121
Hovnanian Enterprises, Inc. , Class A
(b)
...... 8,563 1,797,288
Installed Building Products, Inc. .......... 1,390 375,786
Lovesac Co. (The)
(a) (b)
................. 46,498 1,272,185
SharkNinja, Inc. ..................... 34,743 2,670,000
Skyline Champion Corp.
(b)
.............. 20,787 1,694,348
Sonos, Inc.
(b)
....................... 45,730 617,355
Taylor Morrison Home Corp.
(b)
........... 17,299 1,160,417
Tempur Sealy International, Inc. .......... 55,736 2,917,780
Toll Brothers, Inc. .................... 6,602 942,171
TopBuild Corp.
(b)
.................... 7,683 3,676,623
TRI Pointe Homes, Inc.
(b)
............... 44,862 2,030,005
Worthington Enterprises, Inc. ............ 25,801 1,287,728
23,071,537
Household Products — 0.2%
Central Garden & Pet Co. , Class A, NVS
(b)
... 22,382 769,046
Energizer Holdings, Inc. ............... 4,809 148,069
Spectrum Brands Holdings, Inc. .......... 21,209 1,794,493
2,711,608
Independent Power and Renewable Electricity Producers — 0.3%
Atlantica Sustainable Infrastructure plc ..... 84,038 1,857,240
Clearway Energy, Inc. , Class A ........... 77,788 1,915,918
3,773,158
Industrial REITs — 1.0%
EastGroup Properties, Inc. ............. 6,940 1,297,711
First Industrial Realty Trust, Inc. .......... 141,484 7,742,004
Industrial Logistics Properties Trust ........ 205,305 1,055,268
LXP Industrial Trust .................. 96,713 996,144
STAG Industrial, Inc. ................. 13,753 561,260
11,652,387
Insurance — 2.7%
Ambac Financial Group, Inc.
(b)
........... 48,887 644,820
AMERISAFE, Inc. ................... 5,519 262,042
Assurant, Inc. ...................... 10,411 1,820,572
Assured Guaranty Ltd. ................ 37,692 3,104,690
Axis Capital Holdings Ltd. .............. 1,881 142,486
CNO Financial Group, Inc. .............. 54,273 1,891,957
Employers Holdings, Inc. ............... 25,928 1,244,803
First American Financial Corp. ........... 34,475 2,088,495
Genworth Financial, Inc. , Class A
(b)
........ 212,866 1,441,103
Kinsale Capital Group, Inc.
(a)
............ 4,833 2,209,019
Mercury General Corp. ................ 10,466 626,599
Old Republic International Corp. .......... 143,979 4,984,553
Oscar Health, Inc. , Class A
(b)
............ 50,067 885,185
Primerica, Inc. ...................... 12,242 3,082,168
RenaissanceRe Holdings Ltd. ........... 10,844 2,514,832
RLI Corp. ......................... 2,522 379,788
Ryan Specialty Holdings, Inc. , Class A ...... 28,407 1,749,587
Universal Insurance Holdings, Inc. ........ 19,565 387,583
Unum Group ....................... 22,675 1,304,493
White Mountains Insurance Group Ltd. ..... 1,069 1,909,234
32,674,009
Interactive Media & Services — 0.6%
Angi, Inc. , Class A
(a) (b)
................. 354,280 821,930
Bumble, Inc. , Class A
(b)
................ 32,426 302,859
Security
Shares
Shares Value
Interactive Media & Services (continued)
Cargurus, Inc. , Class A
(b)
............... 30,178 $ 749,018
Cars.com, Inc.
(b)
..................... 57,631 1,188,351
Shutterstock, Inc. .................... 45,524 2,013,071
Vimeo, Inc.
(b)
....................... 246,920 992,618
Yelp, Inc.
(b)
........................ 20,150 734,065
ZipRecruiter, Inc. , Class A
(b)
............. 69,680 638,269
7,440,181
IT Services — 0.8%
(b)
ASGN, Inc. ........................ 1,942 183,849
BigCommerce Holdings, Inc. ............ 15,654 126,798
Couchbase, Inc. .................... 41,033 787,423
DigitalOcean Holdings, Inc.
(a)
............ 12,662 419,492
Kyndryl Holdings, Inc. ................. 29,630 796,158
Rackspace Technology, Inc. ............. 74,481 174,286
Squarespace, Inc. , Class A ............. 43,806 1,935,787
Wix.com Ltd. ....................... 35,640 5,557,167
9,980,960
Leisure Products — 1.0%
Acushnet Holdings Corp. ............... 25,149 1,825,315
Brunswick Corp. .................... 14,733 1,200,003
Hasbro, Inc. ....................... 39,105 2,520,708
Latham Group, Inc.
(b)
................. 54,849 199,650
Mattel, Inc.
(b)
....................... 80,304 1,549,064
Polaris, Inc. ........................ 13,833 1,152,012
Topgolf Callaway Brands Corp.
(b)
......... 34,113 562,865
Vista Outdoor, Inc.
(b)
.................. 55,414 2,251,471
YETI Holdings, Inc.
(a) (b)
................ 27,140 1,122,239
12,383,327
Life Sciences Tools & Services — 0.8%
AbCellera Biologics, Inc.
(a) (b)
............. 33,656 109,719
Bruker Corp. ....................... 33,467 2,292,824
Medpace Holdings, Inc.
(b)
.............. 14,964 5,724,029
Repligen Corp.
(a) (b)
................... 7,242 1,211,949
9,338,521
Machinery — 4.6%
AGCO Corp. ....................... 28,282 2,670,387
Alamo Group, Inc. ................... 2,463 474,669
Albany International Corp. , Class A ........ 1,754 164,139
Allison Transmission Holdings, Inc. ........ 62,467 5,533,952
Chart Industries, Inc.
(a) (b)
............... 3,596 579,244
Crane Co. ......................... 26,603 4,267,653
Donaldson Co., Inc. .................. 31,064 2,324,209
Enerpac Tool Group Corp. , Class A ........ 18,950 761,790
Esab Corp. ........................ 18,307 1,859,991
Federal Signal Corp. ................. 3,047 304,609
Graco, Inc. ........................ 44,680 3,800,034
Hillenbrand, Inc. .................... 36,084 1,595,995
Hydrofarm Holdings Group, Inc.
(a) (b)
........ 159,024 101,108
ITT, Inc. .......................... 26,819 3,793,816
Kadant, Inc. ....................... 5,360 1,883,986
Lincoln Electric Holdings, Inc. ........... 3,356 689,356
Manitowoc Co., Inc. (The)
(b)
............. 25,190 318,402
Middleby Corp. (The)
(a) (b)
............... 8,022 1,087,623
Mueller Industries, Inc. ................ 70,333 4,989,423
Nordson Corp. ...................... 10,043 2,514,064
SPX Technologies, Inc.
(b)
............... 23,865 3,521,042
Symbotic, Inc. , Class A
(a) (b)
.............. 10,536 282,470
Tennant Co. ....................... 8,444 909,334
Terex Corp. ........................ 46,140 2,918,816
Timken Co. (The) .................... 32,552 2,830,396
Toro Co. (The) ...................... 28,004 2,680,823
Trinity Industries, Inc. ................. 20,069 663,481

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Wabash National Corp. ................ 50,195 $ 1,078,691
Watts Water Technologies, Inc. , Class A ..... 7,687 1,595,206
56,194,709
Marine Transportation — 0.3%
Matson, Inc. ....................... 16,616 2,205,109
ZIM Integrated Shipping Services Ltd. ...... 72,972 1,436,819
3,641,928
Media — 0.9%
AMC Networks, Inc. , Class A
(b)
........... 37,034 412,188
EchoStar Corp. , Class A
(b)
.............. 109,041 2,189,543
John Wiley & Sons, Inc. , Class A ......... 16,782 801,341
Magnite, Inc.
(b)
...................... 25,093 364,852
New York Times Co. (The) , Class A ........ 29,010 1,554,646
Nexstar Media Group, Inc. .............. 5,878 1,086,196
Paramount Global , Class B, NVS ......... 54,696 624,628
Sinclair, Inc. , Class A ................. 117,593 1,808,580
Stagwell, Inc. , Class A
(b)
............... 21,666 144,729
TechTarget, Inc.
(b)
.................... 13,511 432,352
TEGNA, Inc. ....................... 72,117 1,148,824
10,567,879
Metals & Mining — 1.9%
Alcoa Corp. ........................ 42,610 1,407,834
Algoma Steel Group, Inc.
(a)
............. 16,776 148,468
Alpha Metallurgical Resources, Inc. ....... 7,493 2,213,507
Arch Resources, Inc. , Class A ........... 2,498 366,082
ATI, Inc.
(a) (b)
........................ 31,478 2,131,375
Commercial Metals Co. ................ 30,507 1,833,471
Kaiser Aluminum Corp. ................ 2,251 177,131
Lithium Americas Corp.
(a) (b)
............. 168,535 456,730
Materion Corp. ..................... 13,788 1,660,489
Nexa Resources SA
(b)
................. 22,194 160,684
Reliance, Inc. ...................... 20,730 6,313,529
Royal Gold, Inc. ..................... 12,673 1,750,395
Ryerson Holding Corp. ................ 15,877 377,714
United States Steel Corp. .............. 35,737 1,468,433
Warrior Met Coal, Inc. ................. 11,155 770,922
Worthington Steel, Inc. ................ 66,731 2,660,565
23,897,329
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. ............... 221,380 2,216,014
ARMOUR Residential REIT, Inc.
(a)
........ 6,038 121,967
BrightSpire Capital, Inc. , Class A ......... 66,204 379,349
Granite Point Mortgage Trust, Inc. ........ 152,357 454,024
Invesco Mortgage Capital, Inc. ........... 53,002 481,258
KKR Real Estate Finance Trust, Inc. ....... 43,843 503,318
Ladder Capital Corp. , Class A ........... 66,115 793,380
MFA Financial, Inc. ................... 131,677 1,473,465
Starwood Property Trust, Inc. ............ 39,138 780,803
Two Harbors Investment Corp. ........... 26,542 357,521
7,561,099
Multi-Utilities — 0.0%
Black Hills Corp. .................... 2,222 131,209
Unitil Corp. ........................ 2,223 136,226
267,435
Office REITs — 1.9%
Brandywine Realty Trust ............... 327,811 1,652,167
COPT Defense Properties .............. 13,877 402,017
Cousins Properties, Inc. ............... 34,943 961,282
Douglas Emmett, Inc. ................. 76,984 1,238,672
Equity Commonwealth
(b)
............... 43,088 877,703
Highwoods Properties, Inc. ............. 73,831 2,286,546
Security
Shares
Shares Value
Office REITs (continued)
Hudson Pacific Properties, Inc. ........... 74,168 $ 444,266
Kilroy Realty Corp. ................... 40,709 1,505,012
Office Properties Income Trust ........... 218,073 543,002
Paramount Group, Inc. ................ 424,778 2,225,837
Piedmont Office Realty Trust, Inc. , Class A ... 230,991 1,998,072
SL Green Realty Corp. ................ 77,956 5,194,988
Vornado Realty Trust ................. 141,257 4,236,297
23,565,861
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp. ............... 322,929 4,637,260
Antero Resources Corp.
(b)
.............. 91,183 2,646,131
APA Corp. ........................ 126,319 3,939,890
Berry Corp. ........................ 48,499 332,703
California Resources Corp. ............. 21,902 1,126,639
Chesapeake Energy Corp. ............. 39,298 2,999,616
Chord Energy Corp. .................. 2,703 463,997
CNX Resources Corp.
(a) (b)
.............. 19,708 521,671
CONSOL Energy, Inc.
(b)
............... 9,189 917,154
CVR Energy, Inc. .................... 23,971 685,571
Dorian LPG Ltd. ..................... 18,824 769,149
DT Midstream, Inc. ................... 37,262 2,808,064
HF Sinclair Corp. .................... 2,300 118,381
International Seaways, Inc. ............. 7,340 411,040
Kosmos Energy Ltd.
(b)
................. 164,014 906,997
Murphy Oil Corp. .................... 75,281 3,115,128
Ovintiv, Inc. ........................ 72,456 3,364,857
PBF Energy, Inc. , Class A .............. 9,509 387,492
Permian Resources Corp. , Class A ........ 55,852 856,770
Range Resources Corp. ............... 75,448 2,356,241
SFL Corp. Ltd. ...................... 81,323 962,864
SM Energy Co. ..................... 21,216 980,179
Southwestern Energy Co.
(b)
............. 19,768 127,503
Targa Resources Corp. ................ 41,056 5,554,056
W&T Offshore, Inc. ................... 64,733 156,006
41,145,359
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ................ 55,844 5,481,647
Mercer International, Inc. ............... 104,351 795,155
Sylvamo Corp. ..................... 2,466 181,769
6,458,571
Passenger Airlines — 0.1%
Copa Holdings SA , Class A, NVS ......... 1,190 105,612
Joby Aviation, Inc. , Class A
(a) (b)
........... 123,321 737,460
843,072
Personal Care Products — 0.8%
BellRing Brands, Inc.
(b)
................ 10,436 535,158
Coty, Inc. , Class A
(a) (b)
................. 97,810 973,209
Edgewell Personal Care Co. ............ 3,441 134,715
elf Beauty, Inc.
(a) (b)
................... 20,907 3,608,130
Herbalife Ltd.
(b)
..................... 72,314 888,016
Inter Parfums, Inc. ................... 12,949 1,821,665
Medifast, Inc. ...................... 47,744 1,047,026
Nu Skin Enterprises, Inc. , Class A ......... 36,587 410,506
Olaplex Holdings, Inc.
(b)
............... 62,894 130,820
USANA Health Sciences, Inc.
(b)
.......... 8,168 364,293
9,913,538
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc.
(b)
........ 19,866 864,568
Amylyx Pharmaceuticals, Inc.
(b)
.......... 248,961 512,860
Athira Pharma, Inc.
(b)
................. 142,236 453,733
Axsome Therapeutics, Inc.
(a) (b)
........... 29,832 2,604,632
Corcept Therapeutics, Inc.
(a) (b)
........... 71,145 2,751,177

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
EyePoint Pharmaceuticals, Inc.
(b)
......... 35,395 $ 349,702
Innoviva, Inc.
(b)
..................... 63,202 1,190,726
Intra-Cellular Therapies, Inc.
(b)
........... 6,767 532,698
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 10,135 1,104,614
Omeros Corp.
(a) (b)
.................... 49,736 268,077
Perrigo Co. plc ..................... 16,230 458,822
Prestige Consumer Healthcare, Inc.
(b)
...... 13,931 986,454
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 9,696 289,135
Tilray Brands, Inc. , Class 2
(a) (b)
........... 217,714 441,959
12,809,157
Professional Services — 2.5%
Alight, Inc. , Class A
(a) (b)
................ 152,838 1,156,984
CACI International, Inc. , Class A
(b)
........ 426 196,591
Clarivate plc
(a) (b)
..................... 64,217 432,823
Conduent, Inc.
(b)
.................... 75,888 309,623
Dun & Bradstreet Holdings, Inc. .......... 29,846 324,724
ExlService Holdings, Inc.
(b)
............. 66,924 2,359,740
Exponent, Inc. ...................... 16,032 1,700,675
Fiverr International Ltd.
(a) (b)
.............. 35,902 937,401
FTI Consulting, Inc.
(b)
................. 2,460 536,206
Heidrick & Struggles International, Inc. ..... 88,967 3,571,135
Huron Consulting Group, Inc.
(b)
........... 27,138 2,985,451
ICF International, Inc. ................. 8,328 1,225,049
Insperity, Inc. ....................... 19,730 2,026,666
KBR, Inc. ......................... 30,600 2,037,654
Kforce, Inc. ........................ 36,179 2,513,355
Korn Ferry ........................ 3,250 239,590
Legalzoom.com, Inc.
(b)
................ 146,653 979,642
ManpowerGroup, Inc. ................. 7,730 591,963
Maximus, Inc. ...................... 7,041 654,039
Paycor HCM, Inc.
(a) (b)
................. 10,188 126,433
Paylocity Holding Corp.
(b)
.............. 9,069 1,360,985
Robert Half, Inc. .................... 29,528 1,895,402
TriNet Group, Inc. ................... 18,573 1,936,235
Upwork, Inc.
(b)
...................... 11,322 137,223
30,235,589
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(b)
............ 189,732 895,535
Cushman & Wakefield plc
(b)
............. 6,946 91,062
DigitalBridge Group, Inc. , Class A ......... 12,066 170,493
eXp World Holdings, Inc. ............... 93,341 1,340,377
Kennedy-Wilson Holdings, Inc. ........... 113,683 1,183,440
Opendoor Technologies, Inc.
(a) (b)
.......... 174,342 404,473
Redfin Corp.
(a) (b)
..................... 53,811 438,022
St. Joe Co. (The) .................... 48,858 3,013,561
7,536,963
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 85,232 3,076,023
Apartment Investment & Management Co. ,
Class A
(b)
....................... 95,986 850,436
Veris Residential, Inc. ................. 7,796 122,475
4,048,934
Retail REITs — 1.6%
Alexander's, Inc. .................... 5,977 1,448,227
Brixmor Property Group, Inc. ............ 168,890 4,301,628
InvenTrust Properties Corp. ............. 68,224 1,921,870
Kimco Realty Corp. .................. 82,064 1,783,251
Kite Realty Group Trust ................ 83,210 2,051,959
Macerich Co. (The) .................. 212,509 3,402,269
NNN REIT, Inc. ..................... 30,771 1,381,310
SITE Centers Corp. .................. 75,794 1,171,017
Security
Shares
Shares Value
Retail REITs (continued)
Tanger, Inc. ........................ 88,063 $ 2,545,021
20,006,552
Semiconductors & Semiconductor Equipment — 2.1%
Allegro MicroSystems, Inc.
(b)
............ 11,977 287,927
Axcelis Technologies, Inc.
(a) (b)
............ 19,901 2,514,491
Cirrus Logic, Inc.
(b)
................... 13,229 1,726,120
Credo Technology Group Holding Ltd.
(b)
..... 26,698 740,870
Entegris, Inc. ....................... 29,127 3,445,433
Impinj, Inc.
(b)
....................... 9,843 1,567,891
Kulicke & Soffa Industries, Inc. ........... 29,260 1,380,194
Lattice Semiconductor Corp.
(a) (b)
.......... 58,707 3,111,471
MACOM Technology Solutions Holdings, Inc.
(b)
8,811 889,206
MKS Instruments, Inc. ................ 9,201 1,158,406
Onto Innovation, Inc.
(b)
................ 11,985 2,292,731
Power Integrations, Inc. ............... 1,615 117,960
Rambus, Inc.
(b)
..................... 56,658 2,914,488
Silicon Laboratories, Inc.
(b)
.............. 3,954 474,994
SMART Global Holdings, Inc.
(b)
........... 17,058 399,157
Synaptics, Inc.
(a) (b)
................... 17,196 1,501,555
Universal Display Corp. ............... 2,754 613,095
Veeco Instruments, Inc.
(b)
.............. 29,425 1,218,489
26,354,478
Software — 7.8%
A10 Networks, Inc. ................... 91,250 1,194,462
Adeia, Inc. ........................ 67,781 796,427
Agilysys, Inc.
(b)
..................... 4,530 507,768
Alarm.com Holdings, Inc.
(b)
............. 5,894 415,822
Amplitude, Inc. , Class A
(b)
.............. 89,857 769,176
Appfolio, Inc. , Class A
(b)
............... 3,572 791,127
AppLovin Corp. , Class A
(b)
.............. 63,655 4,907,800
Asana, Inc. , Class A
(a) (b)
................ 48,414 704,424
Aspen Technology, Inc.
(b)
............... 11,925 2,241,304
Bentley Systems, Inc. , Class B ........... 38,222 1,862,940
BILL Holdings, Inc.
(b)
.................. 18,535 926,009
Blackbaud, Inc.
(b)
.................... 19,585 1,554,657
BlackLine, Inc.
(b)
.................... 34,015 1,616,393
Box, Inc. , Class A
(b)
.................. 31,019 872,254
Braze, Inc. , Class A
(b)
................. 47,093 2,074,918
Clear Secure, Inc. , Class A ............. 135,005 2,882,357
Cognyte Software Ltd.
(b)
............... 80,491 614,146
CommVault Systems, Inc.
(b)
............. 5,936 907,318
Confluent, Inc. , Class A
(b)
.............. 23,209 580,689
CyberArk Software Ltd.
(b)
............... 3,716 952,708
Domo, Inc. , Class B
(b)
................. 120,516 1,007,514
Elastic NV
(b)
....................... 35,066 3,845,688
Five9, Inc.
(b)
....................... 25,437 1,133,218
Gitlab, Inc. , Class A
(b)
................. 85,964 4,403,936
HashiCorp, Inc. , Class A
(b)
.............. 10,957 369,799
Intapp, Inc.
(b)
....................... 60,922 2,182,835
InterDigital, Inc. ..................... 6,519 800,272
Jamf Holding Corp.
(a) (b)
................ 7,515 137,600
JFrog Ltd.
(a) (b)
...................... 75,231 2,900,907
Klaviyo, Inc. , Class A
(a) (b)
............... 4,901 128,406
LiveRamp Holdings, Inc.
(b)
.............. 8,127 246,086
Manhattan Associates, Inc.
(b)
............ 23,526 6,008,070
MicroStrategy, Inc. , Class A
(a) (b)
........... 2,734 4,413,879
Mitek Systems, Inc.
(a) (b)
................ 13,921 185,289
Monday.com Ltd.
(b)
................... 23,363 5,369,051
Nutanix, Inc. , Class A
(b)
................ 103,480 5,226,775
PagerDuty, Inc.
(a) (b)
................... 53,398 1,117,620
Pegasystems, Inc. ................... 11,458 798,852
Progress Software Corp. ............... 43,008 2,511,667
PROS Holdings, Inc.
(b)
................ 9,898 238,542

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Qualys, Inc.
(a) (b)
..................... 11,591 $ 1,728,682
RADCOM Ltd.
(b)
..................... 27,635 282,982
Rapid7, Inc.
(a) (b)
..................... 10,824 425,816
RingCentral, Inc. , Class A
(b)
............. 66,360 2,325,918
Samsara, Inc. , Class A
(a) (b)
.............. 123,974 4,745,725
Smartsheet, Inc. , Class A
(b)
............. 59,806 2,868,296
SolarWinds Corp. ................... 9,599 114,516
Sprout Social, Inc. , Class A
(b)
............ 64,650 2,525,875
SPS Commerce, Inc.
(b)
................ 8,086 1,741,886
Tenable Holdings, Inc.
(a) (b)
.............. 23,432 1,075,997
Teradata Corp.
(b)
.................... 22,350 724,587
Varonis Systems, Inc.
(b)
................ 25,968 1,431,616
Workiva, Inc. , Class A
(b)
................ 48,204 3,556,009
Yext, Inc.
(b)
........................ 251,744 1,450,045
Zuora, Inc. , Class A
(b)
................. 11,506 104,359
95,301,014
Specialized REITs — 0.9%
CubeSmart ........................ 30,158 1,434,918
EPR Properties ..................... 5,975 268,875
Gaming & Leisure Properties, Inc. ........ 48,513 2,435,353
Lamar Advertising Co. , Class A .......... 33,705 4,039,881
Outfront Media, Inc. .................. 26,924 436,707
PotlatchDeltic Corp. .................. 13,780 611,281
Rayonier, Inc. ...................... 26,938 817,029
Safehold, Inc. ...................... 31,594 731,085
Uniti Group, Inc. .................... 154,783 594,367
11,369,496
Specialty Retail — 4.5%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 12,058 124,921
Aaron's Co., Inc. (The) ................ 120,623 1,206,230
Abercrombie & Fitch Co. , Class A
(b)
........ 23,107 3,407,820
Academy Sports & Outdoors, Inc. ......... 23,520 1,271,726
American Eagle Outfitters, Inc. ........... 35,685 786,854
Asbury Automotive Group, Inc.
(b)
.......... 7,575 2,039,342
AutoNation, Inc.
(b)
.................... 18,680 3,562,650
Bath & Body Works, Inc. ............... 83,799 3,079,613
Buckle, Inc. (The) ................... 32,837 1,418,230
Caleres, Inc. ....................... 34,031 1,312,235
Carvana Co. , Class A
(a) (b)
............... 18,699 2,491,268
Chewy, Inc. , Class A
(a) (b)
............... 6,673 161,353
Children's Place, Inc. (The)
(a) (b)
........... 14,347 112,194
Designer Brands, Inc. , Class A ........... 52,647 429,600
Dick's Sporting Goods, Inc. ............. 25,144 5,439,904
Five Below, Inc.
(b)
.................... 1,049 76,304
Foot Locker, Inc. .................... 15,377 446,856
GameStop Corp. , Class A
(a) (b)
............ 76,976 1,745,046
Gap, Inc. (The) ..................... 80,714 1,895,165
Genesco, Inc.
(b)
..................... 30,355 935,845
Group 1 Automotive, Inc.
(a)
.............. 9,002 3,292,211
Guess?, Inc. ....................... 116,072 2,791,532
ODP Corp. (The)
(b)
................... 57,667 2,436,431
Petco Health & Wellness Co., Inc.
(b)
....... 45,264 156,613
RH
(b)
............................ 1,128 327,210
Signet Jewelers Ltd. .................. 34,704 2,919,648
Sleep Number Corp.
(b)
................ 41,384 488,331
Sonic Automotive, Inc. , Class A .......... 8,084 481,321
Upbound Group, Inc. ................. 47,781 1,802,777
Wayfair, Inc. , Class A
(a) (b)
............... 37,800 2,057,454
Williams-Sonoma, Inc. ................ 41,674 6,446,134
55,142,818
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc. , Class A
(b)
............ 76,561 $ 4,588,301
Xerox Holdings Corp. ................. 218,579 2,353,003
6,941,304
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.
(b)
....................... 25,728 3,457,071
Deckers Outdoor Corp.
(b)
............... 8,874 8,187,419
G-III Apparel Group Ltd.
(b)
.............. 12,835 353,861
On Holding AG , Class A
(a) (b)
............. 24,240 1,004,021
Oxford Industries, Inc. ................ 9,565 1,007,481
PVH Corp. ........................ 21,046 2,146,481
Ralph Lauren Corp. , Class A ............ 5,456 958,019
Tapestry, Inc. ....................... 66,787 2,677,491
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 205,924 1,398,224
VF Corp. ......................... 23,135 392,370
21,582,438
Tobacco — 0.4%
Turning Point Brands, Inc. .............. 9,024 340,385
Universal Corp. ..................... 15,620 834,421
Vector Group Ltd. ................... 338,568 4,326,899
5,501,705
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc. ....... 5,962 1,300,849
Beacon Roofing Supply, Inc.
(b)
........... 8,881 912,967
Boise Cascade Co. .................. 20,032 2,846,347
Core & Main, Inc. , Class A
(b)
............. 87,864 4,698,088
DNOW, Inc.
(b)
...................... 88,104 1,353,277
GATX Corp. ....................... 12,504 1,744,308
GMS, Inc.
(b)
........................ 10,503 1,010,704
H&E Equipment Services, Inc. ........... 19,331 1,011,011
McGrath RentCorp ................... 8,836 970,458
MRC Global, Inc.
(b)
................... 84,468 1,223,097
MSC Industrial Direct Co., Inc. , Class A ..... 2,319 206,275
Rush Enterprises, Inc. , Class A .......... 12,513 638,288
SiteOne Landscape Supply, Inc.
(a) (b)
........ 4,483 657,566
Watsco, Inc. ....................... 7,679 3,758,794
WESCO International, Inc. .............. 13,458 2,354,477
24,686,506
Water Utilities — 0.1%
American States Water Co. ............. 18,398 1,518,387
Middlesex Water Co. ................. 4,451 295,902
1,814,289
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. .......... 19,216 407,379
Total Long-Term Investments — 99 .3%
(Cost: $ 1,045,159,445 ) ............................ 1,219,263,005

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(e)
.................. 78,344,597 $ 78,375,936
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 6,946,192 6,946,192
Total Short-Term Securities — 7 .0%
(Cost: $ 85,302,478 ) ............................... 85,322,128
Total Investments — 106 .3%
(Cost: $ 1,130,461,923 ) ............................ 1,304,585,133
Liabilities in Excess of Other Assets — (6.3) % ............. (77,333,936)
Net Assets — 100.0% ...............................
$ 1,227,251,197
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 54,600,717 $ 23,765,971
(a)
$ — $ (8,698) $ 17,946 $ 78,375,936 78,344,597 $ 342,710
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,452,652 4,493,540
(a)
— — — 6,946,192 6,946,192 254,171 —
$ (8,698) $ 17,946 $ 85,322,128 $ 596,881 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 116 09/20/24 $ 1,318 $ 34,062
S&P Midcap 400 E-Mini Index ................................................. 4 09/20/24 1,248 16,353
$ 50,415

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,585,821 $ 123,512
(c)
$ 1,703,857 0 .1%
Monthly HSBC Bank plc
(d)
02/09/28 1,607,713 148,918
(e)
1,757,737 0 .1
Monthly
JPMorgan Chase
Bank NA
(f)
09/10/24 1,779,970 127,876
(g)
1,905,756 0 .1
$ 400,306 $ 5,367,350
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $5,476 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(1,106) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $2,090 of net dividends and financing fees.

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
BankUnited, Inc. .......... 704 $ 27,118 1 .6%
City Holding Co. .......... 579 70,580 4 .1
Eagle Bancorp, Inc. ........ 527 11,341 0 .6
First BanCorp ............ 18,552 397,940 23 .4
NBT Bancorp, Inc. ......... 239 11,716 0 .7
Preferred Bank ........... 8,390 722,043 42 .4
1,240,738
Diversified Consumer Services
Perdoceo Education Corp. ... 6,743 167,159 9 .8
Office REITs
Douglas Emmett, Inc. ...... 18,394 295,960 17 .4
Total Reference Entity — Long ............ 1,703,857
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,703,857
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 732 37,947 2 .2
Bank of Hawaii Corp. ....... 219 15,021 0 .9
BankUnited, Inc. .......... 4,084 157,316 9 .0
Comerica, Inc. ........... 632 34,640 2 .0
Eagle Bancorp, Inc. ........ 619 13,321 0 .8
First BanCorp ............ 307 12,833 0 .7
Fulton Financial Corp. ...... 1,635 31,670 1 .8
NBT Bancorp, Inc. ......... 526 25,784 1 .5
OFG Bancorp ............ 1,546 70,219 4 .0
Pathward Financial, Inc. ..... 449 30,325 1 .7
Preferred Bank ........... 3,264 280,900 16 .0
Trustmark Corp. .......... 561 19,484 1 .1
729,460
Capital Markets
Moelis & Co. , Class A ...... 205 13,940 0 .8
Consumer Finance
Bread Financial Holdings, Inc. . 1,272 69,426 3 .9
Green Dot Corp. , Class A .... 10,193 97,445 5 .5
166,871
Containers & Packaging
Sealed Air Corp. .......... 2,533 96,381 5 .5
Diversified Consumer Services
Perdoceo Education Corp. ... 4,847 120,157 6 .8
Financial Services
Radian Group, Inc. ........ 5,968 221,413 12 .6
Shares Value
% of Basket
Value
Insurance
Employers Holdings, Inc. .... 444 $ 21,316 1 .2%
Genworth Financial, Inc. , Class
A .................. 26,535 179,642 10 .2
200,958
Media
AMC Networks, Inc. , Class A .. 2,263 25,187 1 .4
Office REITs
Douglas Emmett, Inc. ...... 6,149 98,937 5 .6
SL Green Realty Corp. ...... 1,267 84,433 4 .8
183,370
Total Reference Entity — Long ............ 1,757,737
Net Value of Reference Entity — HSBC Bank plc $ 1,757,737
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date September 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 1,834 95,075 5 .0
Bank of Hawaii Corp. ....... 719 49,316 2 .6
Comerica, Inc. ........... 2,330 127,707 6 .7
Eagle Bancorp, Inc. ........ 1,086 23,371 1 .2
Fulton Financial Corp. ...... 3,087 59,795 3 .1
OFG Bancorp ............ 3,874 175,957 9 .2
Pathward Financial, Inc. ..... 1,125 75,982 4 .0
Trustmark Corp. .......... 1,596 55,429 2 .9
662,632
Consumer Finance
Bread Financial Holdings, Inc. . 231 12,608 0 .7
Green Dot Corp. , Class A .... 20,819 199,030 10 .4
211,638
Financial Services
Jackson Financial, Inc. , Class A 736 64,812 3 .4
Insurance
Employers Holdings, Inc. .... 2,495 119,785 6 .3
Unum Group ............ 10,712 616,261 32 .3
736,046
Office REITs
Douglas Emmett, Inc. ...... 1,134 18,246 1 .0
SL Green Realty Corp. ...... 3,187 212,382 11 .2
230,628
Total Reference Entity — Long ............ 1,905,756
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 1,905,756

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 400,306 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 50,415 $ — $ — $ — $ 50,415
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 400,306 — — — 400,306
$ — $ — $ 450,721 $ — $ — $ — $ 450,721
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 447,823 $ — $ — $ — $ 447,823
Swaps .............................. — — 328,720 — — — 328,720
$ — $ — $ 776,543 $ — $ — $ — $ 776,543
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 950 $ — $ — $ — $ 950
Swaps .............................. — — 260,367 — — — 260,367
$ — $ — $ 261,317 $ — $ — $ — $ 261,317
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,179,426
Total return swaps
Average notional value ............................................................................................... $ 3,304,581

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 13,837 $ —
Swaps — OTC
(a)
..................................................................................... 400,306 —
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 414,143 $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(13,837) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 400,306 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
(b)
Goldman Sachs Bank USA ......................... $ 123,512 $ — $ — $ — $ 123,512
HSBC Bank plc ................................. 148,918 — — — 148,918
JPMorgan Chase Bank NA ......................... 127,876 — — — 127,876
$ 400,306 $ — $ — $ — $ 400,306
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,219,263,005 $ — $ — $ 1,219,263,005
Short-Term Securities
Money Market Funds ...................................... 85,322,128 — — 85,322,128
$ 1,304,585,133 $ — $ — $ 1,304,585,133
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 50,415 $ 400,306 $ — $ 450,721
$ 50,415 $ 400,306 $ — $ 450,721
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Annual Financial Statements
Schedule of Investments
July 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 6.2%
Arcellx, Inc.
(a)
...................... 3,173 $ 196,123
Arcturus Therapeutics Holdings, Inc.
(a)
...... 2,000 46,920
Arcus Biosciences, Inc.
(a)
............... 3,718 61,012
Beam Therapeutics, Inc.
(a) (b)
............. 6,087 192,593
BioCryst Pharmaceuticals, Inc.
(a)
.......... 15,702 114,311
Blueprint Medicines Corp.
(a)
............. 4,858 526,121
Dynavax Technologies Corp.
(a)
........... 10,179 113,903
Exelixis, Inc.
(a)
...................... 22,471 526,945
Geron Corp.
(a) (b)
..................... 39,603 187,718
Gilead Sciences, Inc. ................. 98,633 7,502,026
Incyte Corp.
(a) (b)
..................... 17,515 1,139,701
Intellia Therapeutics, Inc.
(a)
............. 7,503 196,654
Iovance Biotherapeutics, Inc.
(a)
........... 17,722 154,713
Moderna, Inc.
(a)
..................... 26,693 3,182,340
Novavax, Inc.
(a) (b)
.................... 10,567 135,363
Regeneron Pharmaceuticals, Inc.
(a)
........ 8,413 9,079,226
REVOLUTION Medicines, Inc.
(a)
.......... 10,871 496,152
Sarepta Therapeutics, Inc.
(a)
............ 7,035 1,000,658
SpringWorks Therapeutics, Inc.
(a)
......... 5,189 186,337
Twist Bioscience Corp.
(a)
............... 4,416 246,457
Vir Biotechnology, Inc.
(a)
............... 7,218 73,335
Xencor, Inc.
(a)
...................... 4,670 95,361
25,453,969
Broadline Retail — 6.3%
Amazon.com, Inc.
(a)
.................. 88,286 16,507,716
Coupang, Inc. , Class A
(a)
............... 78,286 1,624,435
eBay, Inc. ......................... 33,471 1,861,322
Etsy, Inc.
(a)
........................ 7,754 505,096
MercadoLibre, Inc.
(a)
.................. 3,141 5,242,015
25,740,584
Capital Markets — 0.5%
AssetMark Financial Holdings, Inc.
(a)
....... 575 19,837
Coinbase Global, Inc. , Class A
(a) (b)
......... 5,217 1,170,486
Donnelley Financial Solutions, Inc.
(a)
....... 766 51,690
MarketAxess Holdings, Inc. ............. 1,032 230,683
Open Lending Corp. , Class A
(a)
........... 2,709 17,067
Tradeweb Markets, Inc. , Class A .......... 3,199 357,264
Virtu Financial, Inc. , Class A ............. 2,290 62,563
1,909,590
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc. , Class A
(a)
... 108,872 41,371
Communications Equipment — 0.4%
Calix, Inc.
(a)
........................ 7,169 294,861
Juniper Networks, Inc. ................ 39,302 1,481,292
1,776,153
Consumer Finance — 0.1%
Enova International, Inc.
(a)
.............. 667 57,676
OneMain Holdings, Inc. ................ 3,259 170,315
SoFi Technologies, Inc.
(a) (b)
............. 27,370 206,370
Upstart Holdings, Inc.
(a) (b)
............... 2,136 59,658
World Acceptance Corp.
(a)
.............. 147 17,952
511,971
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.
(a)
............. 59,724 188,131
Electrical Equipment — 0.6%
AMETEK, Inc. ...................... 13,848 2,402,351
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp. ...................... 10,312 $ 511,681
PAR Technology Corp.
(a) (b)
.............. 925 46,842
558,523
Entertainment — 3.9%
Netflix, Inc.
(a)
....................... 25,365 15,938,098
Financial Services — 7.7%
Affirm Holdings, Inc. , Class A
(a)
........... 6,884 194,748
AvidXchange Holdings, Inc.
(a)
............ 4,532 40,516
Block, Inc. , Class A
(a)
................. 15,175 939,029
Corpay, Inc.
(a)
...................... 1,886 550,373
Euronet Worldwide, Inc.
(a)
.............. 1,176 119,940
Fidelity National Information Services, Inc. ... 15,427 1,185,257
Fiserv, Inc.
(a)
....................... 16,113 2,635,603
Flywire Corp.
(a)
..................... 3,368 61,668
Global Payments, Inc. ................ 7,024 713,919
Jack Henry & Associates, Inc. ........... 2,010 344,675
Marqeta, Inc. , Class A
(a)
............... 10,282 55,420
Mastercard, Inc. , Class A ............... 22,971 10,651,882
Payoneer Global, Inc.
(a)
................ 5,992 33,136
PayPal Holdings, Inc.
(a)
................ 28,935 1,903,344
Repay Holdings Corp. , Class A
(a)
......... 2,204 21,203
Shift4 Payments, Inc. , Class A
(a) (b)
......... 1,679 115,499
Toast, Inc. , Class A
(a) (b)
................ 10,517 275,125
Visa, Inc. , Class A ................... 43,557 11,571,788
WEX, Inc.
(a)
........................ 1,165 213,719
31,626,844
Health Care Equipment & Supplies — 2.3%
Intuitive Surgical, Inc.
(a)
................ 21,209 9,429,733
Interactive Media & Services — 8.2%
Alphabet, Inc. , Class A ................ 93,266 15,998,850
Bumble, Inc. , Class A
(a)
................ 5,327 49,754
Meta Platforms, Inc. , Class A ............ 33,007 15,672,714
Pinterest, Inc. , Class A
(a)
............... 35,530 1,135,183
Snap, Inc. , Class A, NVS
(a)
............. 62,400 831,168
Vimeo, Inc.
(a)
....................... 9,866 39,661
33,727,330
IT Services — 2.4%
(a)
Akamai Technologies, Inc. .............. 18,313 1,799,802
Couchbase, Inc. .................... 2,546 48,858
DigitalOcean Holdings, Inc. ............. 3,838 127,153
Fastly, Inc. , Class A
(b)
................. 8,587 69,555
GoDaddy, Inc. , Class A ................ 8,434 1,226,725
MongoDB, Inc. , Class A ............... 4,733 1,194,420
Okta, Inc. , Class A ................... 19,407 1,823,093
Snowflake, Inc. , Class A ............... 20,636 2,690,522
Twilio, Inc. , Class A .................. 10,816 639,550
9,619,678
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a)
........ 19,759 70,342
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares , NVS ... 934 —
OmniAb, Inc., 15.00 Earnout Shares , NVS ... 934 —
—
Machinery — 0.0%
(a)
3D Systems Corp.
(b)
.................. 8,112 29,609
Proto Labs, Inc. ..................... 1,484 51,673
Symbotic, Inc. , Class A
(b)
............... 2,015 54,022
135,304

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 0.1%
Paramount Global , Class B, NVS ......... 35,593 $ 406,472
Sirius XM Holdings, Inc.
(b)
.............. 37,804 130,424
536,896
Pharmaceuticals — 3.5%
Ligand Pharmaceuticals, Inc.
(a)
........... 1,404 153,022
Merck & Co., Inc. .................... 124,521 14,087,061
14,240,083
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp. ........ 15,538 2,226,751
Broadridge Financial Solutions, Inc. ....... 3,257 696,998
CACI International, Inc. , Class A
(a)
........ 2,702 1,246,919
Science Applications International Corp. .... 6,192 770,285
SS&C Technologies Holdings, Inc. ........ 5,955 434,417
5,375,370
Semiconductors & Semiconductor Equipment — 17.4%
Advanced Micro Devices, Inc.
(a)
.......... 96,764 13,980,463
Analog Devices, Inc. .................. 29,759 6,885,638
Intel Corp. ........................ 256,153 7,874,143
Lattice Semiconductor Corp.
(a) (b)
.......... 8,187 433,911
Microchip Technology, Inc. .............. 31,612 2,806,513
NVIDIA Corp. ...................... 134,597 15,750,541
QUALCOMM, Inc. ................... 67,048 12,132,336
Silicon Laboratories, Inc.
(a) (b)
............. 1,879 225,724
Texas Instruments, Inc. ................ 54,735 11,155,540
71,244,809
Software — 30.1%
A10 Networks, Inc. ................... 8,847 115,807
ACI Worldwide, Inc.
(a)
................. 2,840 122,773
Adobe, Inc.
(a)
....................... 26,857 14,815,664
Alarm.com Holdings, Inc.
(a)
............. 5,827 411,095
Alkami Technology, Inc.
(a) (b)
............. 1,483 48,539
Altair Engineering, Inc. , Class A
(a)
......... 3,357 296,624
ANSYS, Inc.
(a)
...................... 5,235 1,641,853
Appian Corp. , Class A
(a)
............... 2,672 98,704
Atlassian Corp. , Class A
(a)
.............. 10,553 1,863,343
Autodesk, Inc.
(a)
..................... 12,923 3,198,701
AvePoint, Inc. , Class A
(a)
............... 6,546 71,351
Bentley Systems, Inc. , Class B ........... 7,808 380,562
BILL Holdings, Inc.
(a)
.................. 2,833 141,537
BlackLine, Inc.
(a)
.................... 1,392 66,148
C3.ai, Inc. , Class A
(a)
................. 7,054 188,694
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 10,699 109,772
Clear Secure, Inc. , Class A ............. 9,485 202,505
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 3,223 63,010
CommVault Systems, Inc.
(a)
............. 2,843 434,552
Confluent, Inc. , Class A
(a) (b)
............. 15,544 388,911
Crowdstrike Holdings, Inc. , Class A
(a)
....... 27,664 6,416,941
Dropbox, Inc. , Class A
(a)
............... 16,012 383,007
Fortinet, Inc.
(a)
...................... 77,151 4,477,844
Freshworks, Inc. , Class A
(a)
............. 10,982 137,275
Gitlab, Inc. , Class A
(a)
................. 7,792 399,184
Guidewire Software, Inc.
(a)
.............. 2,266 340,059
HubSpot, Inc.
(a)
..................... 3,265 1,622,803
Informatica, Inc. , Class A
(a)
............. 8,855 211,989
Intapp, Inc.
(a)
....................... 1,834 65,712
Intuit, Inc. ......................... 7,541 4,881,666
Matterport, Inc. , Class A
(a)
.............. 16,209 71,968
Microsoft Corp. ..................... 38,389 16,060,038
MicroStrategy, Inc. , Class A
(a)
............ 1,054 1,701,620
nCino, Inc.
(a)
....................... 2,196 71,941
Nutanix, Inc. , Class A
(a)
................ 16,278 822,202
Oracle Corp. ....................... 106,740 14,884,893
Security
Shares
Shares Value
Software (continued)
Palo Alto Networks, Inc.
(a) (b)
............. 39,179 $ 12,722,597
Pegasystems, Inc. ................... 2,726 190,057
Progress Software Corp. ............... 2,848 166,323
Q2 Holdings, Inc.
(a)
................... 1,580 106,603
Qualys, Inc.
(a) (b)
..................... 4,407 657,260
Rapid7, Inc.
(a)
...................... 7,384 290,486
Salesforce, Inc. ..................... 63,089 16,327,433
SentinelOne, Inc. , Class A
(a)
............. 32,108 735,273
ServiceNow, Inc.
(a)
................... 13,640 11,108,280
Sprinklr, Inc. , Class A
(a) (b)
............... 7,692 75,612
Tenable Holdings, Inc.
(a)
............... 14,295 656,426
Teradata Corp.
(a)
.................... 6,376 206,710
Varonis Systems, Inc.
(a)
................ 13,198 727,606
Vertex, Inc. , Class A
(a)
................. 1,439 57,056
Workiva, Inc. , Class A
(a)
................ 1,343 99,073
Zscaler, Inc.
(a)
...................... 11,036 1,979,307
Zuora, Inc. , Class A
(a)
................. 9,153 83,018
123,398,407
Specialized REITs — 2.5%
Digital Realty Trust, Inc. ............... 21,542 3,220,314
Equinix, Inc. ....................... 6,327 4,999,848
Iron Mountain, Inc. ................... 19,642 2,014,484
10,234,646
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc. ........................ 82,641 18,352,913
HP, Inc. .......................... 65,192 2,352,779
NetApp, Inc. ....................... 13,741 1,744,832
Pure Storage, Inc. , Class A
(a)
............ 20,436 1,224,730
Western Digital Corp.
(a)
................ 21,425 1,436,546
25,111,800
Total Long-Term Investments — 99 .9%
(Cost: $ 324,379,384 ) .............................. 409,271,983
Short-Term Securities
Money Market Funds — 1.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(f)
.................. 7,225,089 7,227,979
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 443,552 443,552
Total Short-Term Securities — 1 .9%
(Cost: $ 7,670,494 ) ............................... 7,671,531
Total Investments — 101 .8%
(Cost: $ 332,049,878 ) .............................. 416,943,514
Liabilities in Excess of Other Assets — (1.8) % ............. (7,220,991)
Net Assets — 100.0% ...............................
$ 409,722,523

2024
iShares Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 15,736,390 $ — $ (8,511,048)
(a)
$ 863 $ 1,774 $ 7,227,979 7,225,089 $ 68,984
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 413,027 30,525
(a)
— — — 443,552 443,552 25,200 —
$ 863 $ 1,774 $ 7,671,531 $ 94,184 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 3 09/20/24 $ 341 $ 24,820
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 24,820 $ — $ — $ — $ 24,820
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
July 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 27,999 $ — $ — $ — $ 27,999
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 7,226 $ — $ — $ — $ 7,226
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 312,579
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 409,271,983 $ — $ — $ 409,271,983
Short-Term Securities
Money Market Funds ...................................... 7,671,531 — — 7,671,531
$ 416,943,514 $ — $ — $ 416,943,514
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 24,820 $ — $ — $ 24,820
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

July 31, 2024
2024
iShares Annual Financial Statements

See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 831,465,602 $ 2,039,316,117 $ 1,219,263,005 $ 409,271,983
Investments, at value — affiliated
(c)
............................................ 35,585,640 23,187,326 85,322,128 7,671,531
Cash ............................................................... 2,192 — 17,112 —
Cash pledged:
Futures contracts ...................................................... 123,000 343,000 141,000 23,000
Receivables: – – – –
Investment s sold ...................................................... 107,730 — — —
Securities lending income — affiliated ........................................ 11,146 3,378 16,010 9,090
Swaps   ............................................................ — — 181,657 —
Dividends — unaffiliated ................................................. 333,606 1,484,772 392,272 86,299
Dividends — affiliated ................................................... 5,008 21,880 28,574 2,979
Variation margin on futures contracts ......................................... 7,887 93,644 13,837 2,068
Unrealized appreciation on: – – – –
OTC swaps .......................................................... — — 400,306 —
Total a ssets ...........................................................
867,641,811 2,064,450,117 1,305,775,901 417,066,950
LIABILITIES
Collateral on securities loaned ............................................... 33,839,463 13,286,284 78,381,235 7,237,588
Payables: – – – –
Investment advisory fees ................................................. 134,685 138,311 143,469 106,839
Variation margin on futures contracts ......................................... 1,890 — — —
Total li abilities ..........................................................
33,976,038 13,424,595 78,524,704 7,344,427
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 833,665,773 $ 2,051,025,522 $ 1,227,251,197 $ 409,722,523
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 823,593,985 $ 1,673,389,206 $ 1,150,303,351 $ 351,139,732
Accumulated earnings .................................................... 10,071,788 377,636,316 76,947,846 58,582,791
NET ASSETS ..........................................................
$ 833,665,773 $ 2,051,025,522 $ 1,227,251,197 $ 409,722,523
NET ASSET VALUE
Shares outstanding ......................................................
20,850,000 36,300,000 18,700,000 8,350,000
Net asset value .........................................................
$ 39.98 $ 56.50 $ 65.63 $ 49.07
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 687,314,048 $ 1,585,130,718 $ 1,045,159,445 $ 324,379,384
(b)
  Securities loaned, at value ............................................ $ 33,058,355 $ 13,150,364 $ 77,737,310 $ 7,123,738
(c)
  Investments, at cost — affiliated ......................................... $ 35,572,372 $ 22,259,568 $ 85,302,478 $ 7,670,494

Statements of Operations
Year Ended July 31, 2024

Statements of Operations
See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 13,689,187 $ 25,281,382 $ 13,234,430 $ 2,095,559
Dividends — affiliated ................................................... 80,691 291,107 254,171 25,200
Interest — unaffiliated ................................................... 9,293 12,303 10,131 2,182
Securities lending income — affiliated — net ................................... 409,319 66,113 342,710 68,984
Foreign taxes withheld .................................................. — (17,908) (50,619) —
Total investment income ...................................................
14,188,490 25,632,997 13,790,823 2,191,925
EXPENSES
Investment advisory .................................................... 1,628,806 1,330,043 1,345,520 1,392,890
Interest expense ...................................................... 1,548 — — —
Total e xpenses .........................................................
1,630,354 1,330,043 1,345,520 1,392,890
Less: – – – –
Investment advisory fees waived ........................................... — — — (318,912)
Total ex penses after fees waived .............................................
1,630,354 1,330,043 1,345,520 1,073,978
Net investment income ....................................................
12,558,136 24,302,954 12,445,303 1,117,947
REALIZED AND UNREALIZED GAIN (LOSS) $ 106,082,663 $ 355,932,938 $ 142,520,563 $ 76,083,356
Net realized gain (loss) from:
Investments — unaffiliated ............................................. (13,186,871) 23,676,911 19,894,687 (5,863,487)
Investments — affiliated ............................................... 2,544 4,297 (8,698) 863
Foreign currency transactions ........................................... — 226 — —
Futures contracts .................................................... 81,130 566,393 447,823 27,999
In-kind redemptions — unaffiliated
(a)
....................................... 30,618,263 49,729,447 11,981,353 33,331,515
In-kind redemptions — affiliated
(a)
......................................... — 45,863 — —
Swaps   .......................................................... — — 328,720 —
17,515,066 74,023,137 32,643,885 27,496,890
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 88,499,873 281,298,295 109,597,416 48,577,466
Investments — affiliated ............................................... 2,733 655,604 17,946 1,774
Futures contracts .................................................... 64,989 (44,099) 950 7,226
Swaps   .......................................................... — — 260,367 —
88,567,595 281,909,800 109,876,679 48,586,466
Net realized and unrealized gain .............................................
106,082,661 355,932,937 142,520,564 76,083,356
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 118,640,797 $ 380,235,891 $ 154,965,867 $ 77,201,303
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Annual Financial Statements

See notes to financial statements.
iShares MSCI USA Small-Cap Min Vol Factor
ETF iShares U.S. Equity Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 12,558,136 $ 15,341,638 $ 24,302,954 $ 21,254,678
Net realized gain (loss) ............................................ 17,515,066 (25,851,619) 74,023,137 17,639,283
Net change in unrealized appreciation (depreciation) ........................ 88,567,595 11,140,703 281,909,800 127,105,160
Net increase in net assets resulting from operations ...........................
118,640,797 630,722 380,235,891 165,999,121
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(13,041,539) (14,809,861) (23,451,638) (20,833,016)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(100,219,913) 72,297,641 263,230,674 113,868,885
NET ASSETS
Total increase in net assets ........................................... 5,379,345 58,118,502 620,014,927 259,034,990
Beginning of year ..................................................
828,286,428 770,167,926 1,431,010,595 1,171,975,605
End of year ......................................................
$ 833,665,773 $ 828,286,428 $ 2,051,025,522 $ 1,431,010,595
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector
ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 12,445,303 $ 14,812,348 $ 1,117,947 $ 1,588,951
Net realized gain ................................................ 32,643,885 82,232,494 27,496,890 45,206,708
Net change in unrealized appreciation (depreciation) ........................ 109,876,679 (7,516,469) 48,586,466 42,362,795
Net increase in net assets resulting from operations ...........................
154,965,867 89,528,373 77,201,303 89,158,454
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(9,354,694) (14,979,392) (892,942) (1,590,805)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
266,771,579 (250,139,646) 16,224,250 (116,096,855)
NET ASSETS
Total increase (decrease) in net assets ................................... 412,382,752 (175,590,665) 92,532,611 (28,529,206)
Beginning of year ..................................................
814,868,445 990,459,110 317,189,912 345,719,118
End of year ......................................................
$ 1,227,251,197 $ 814,868,445 $ 409,722,523 $ 317,189,912
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements

iShares MSCI USA Small-Cap Min Vol Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ................................
$ 35.17  $ 35.91  $ 37.96  $ 29.91  $ 34.10
Net investment income
(a)
.......................................
0 .55  0 .68  0 .47  0 .40  0 .54
Net realized and unrealized gain (loss)
(b)
.............................
4.81  (0.76) (2.04) 8.09  (4.17)
Net increase (decrease) from investment operations ...................... 5.36  (0.08) (1.57) 8.49  (3.63)
Distributions from net investment income
(c)
.......................... (0.55) (0.66) (0.48) (0.44) (0.56)
Net asset value, end of year ..................................... $ 39.98  $ 35.17  $ 35.91  $ 37.96  $ 29.91
Total Return
(d)
— — — — —
Based on net asset value ........................................ 15.49% (0.12)% (4.17)% 28.66% (10.73)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ..........................................
1.54% 1.96% 1.27% 1.16% 1.72%
Supplemental Data
Net assets, end of year (000) ...................................... $ 833,666  $ 828,286  $ 770,168  $ 872,986  $ 829,866
Portfolio turnover rate
(f)
.......................................... 44% 58% 51% 50% 43%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Equity Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year .................................
$ 46.09  $ 41.49  $ 43.64  $ 32.57  $ 32.13
Net investment income
(a)
........................................
0 .73  0 .72  0 .65  0 .46  0 .57
Net realized and unrealized gain (loss)
(b)
..............................
10.39  4.59  (2.19) 11.03  0.50
Net increase (decrease) from investment operations ....................... 11.12  5.31  (1.54) 11.49  1.07
Distributions from net investment income
(c)
........................... (0.71) (0.71) (0.61) (0.42) (0.63)
Net asset value, end of year ...................................... $ 56.50  $ 46.09  $ 41.49  $ 43.64  $ 32.57
Total Return
(d)
— — — — —
Based on net asset value ......................................... 24.38% 13.09% (3.58)% 35.53% 3.50%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.08% 0.08% 0.16% 0.20% 0.20%
Net investment income ...........................................
1.46% 1.75% 1.50% 1.20% 1.79%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,051,026  $ 1,431,011  $ 1,171,976  $ 1,095,476  $ 832,254
Portfolio turnover rate
(f)
........................................... 21% 21% 95% 43% 42%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements

iShares U.S. Small-Cap Equity Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year .................................
$ 56.59  $ 51.72  $ 54.65  $ 37.38  $ 40.96
Net investment income
(a)
........................................
0 .80  0 .81  0 .56  0 .42  0 .49
Net realized and unrealized gain (loss)
(b)
..............................
8.83  4.87  (2.84) 17.43  (3.53)
Net increase (decrease) from investment operations ....................... 9.63  5.68  (2.28) 17.85  (3.04)
Distributions from net investment income
(c)
........................... (0.59) (0.81) (0.65) (0.58) (0.54)
Net asset value, end of year ...................................... $ 65.63  $ 56.59  $ 51.72  $ 54.65  $ 37.38
Total Return
(d)
— — — — —
Based on net asset value ......................................... 17.19% 11.23% (4.23)% 48.13% (7.39)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.15% 0.21% 0.30% 0.30% 0.30%
Net investment income ...........................................
1.39% 1.58% 1.04% 0.87% 1.31%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,227,251  $ 814,868  $ 990,459  $ 1,016,441  $ 540,110
Portfolio turnover rate
(f)
........................................... 23% 108% 46% 46% 48%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Tech Breakthrough Multisector ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
01/08/20
(a)
to 07/31/20
Net asset value, beginning of period ...............................
$ 39.40  $ 30.87  $ 41.17  $ 30.72  $ 25.21
Net investment income
(b)
.......................................
0 .14  0 .15  0 .15  0 .15  0 .07
Net realized and unrealized gain (loss)
(c)
.............................
9.64  8.53  (10.29) 10.48  5.60
Net increase (decrease) from investment operations ...................... 9.78  8.68  (10.14) 10.63  5.67
Distributions
(d)
– – – – –
From net investment income ....................................
( 0 .11 ) ( 0 .15 ) ( 0 .16 ) ( 0 .15 ) ( 0 .16 )
From net realized gain .........................................
—  —  —  ( 0 .03 ) —
Total distributions ............................................. (0.11) (0.15) (0.16) (0.18) (0.16)
Net asset value, end of period .................................... $ 49.07  $ 39.40  $ 30.87  $ 41.17  $ 30.72
Total Return
(e)
— — — — —
Based on net asset value ........................................ 24.84% 28.28% (24.71)% 34.72% 22.73%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.39% 0.40% 0.40% 0.40% 0.40%
(h)
Total expenses after fees waived ...................................
0.30% 0.30% 0.30% 0.30% 0.30%
(h)
Net investment income ..........................................
0.31% 0.47% 0.41% 0.43% 0.43%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 409,723  $ 317,190  $ 345,719  $ 432,317  $ 344,073
Portfolio turnover rate
(i)
.......................................... 15% 21% 10% 11% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Financial Statements

1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  July 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI USA Small-Cap Min Vol Factor ....................................................................................... Diversified
U.S. Equity Factor .................................................................................................... Diversified
U.S. Small-Cap Equity Factor ............................................................................................ Diversified
U.S. Tech Breakthrough Multisector ........................................................................................ Diversified

Notes to Financial Statements
(continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements

4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
MSCI USA Small-Cap Min Vol Factor
Barclays Bank plc ...................................... $ 5,823,071 $ (5,823,071) $ – $ –
BNP Paribas SA ....................................... 10,541,730 (10,541,730) – –
HSBC Bank plc ....................................... 4,571,959 (4,571,959) – –
J.P. Morgan Securities LLC ............................... 3,433,111 (3,385,954) – 47,157
(b)
Jefferies LLC ......................................... 42,889 (42,329) – 560
(b)
Morgan Stanley ....................................... 2,201,973 (2,201,973) – –
National Financial Services LLC ............................ 4,096,545 (4,096,545) – –
State Street Bank & Trust Co. .............................. 784,179 (784,179) – –
Toronto-Dominion Bank (The) .............................. 155,100 (155,100) – –
UBS AG ............................................ 1,193 (1,179) – 14
Wells Fargo Bank NA ................................... 1,406,605 (1,406,605) – –
$ 33,058,355 $ (33,010,624) $ – $ 47,731
U.S. Equity Factor
Barclays Bank plc ...................................... $ 2,026,655 $ (2,026,655) $ – $ –
BNP Paribas SA ....................................... 63,960 (63,960) – –
BofA Securities, Inc. .................................... 1,890,048 (1,890,048) – –
Goldman Sachs & Co. LLC ............................... 1,202,861 (1,202,861) – –
HSBC Bank plc ....................................... 2,526 (2,503) – 23
(b)
Jefferies LLC ......................................... 81,439 (81,439) – –
RBC Capital Markets LLC ................................ 2,692,785 (2,692,785) – –
Toronto-Dominion Bank (The) .............................. 1,133,050 (1,118,569) – 14,481
(b)
UBS AG ............................................ 792,846 (781,692) – 11,154
(b)
UBS Securities LLC .................................... 3,133,690 (3,133,690) – –
Wells Fargo Bank NA ................................... 99,367 (99,251) – 116
(b)
Wells Fargo Securities LLC ............................... 31,137 (31,137) – –
$ 13,150,364 $ (13,124,590) $ – $ 25,774
U.S. Small-Cap Equity Factor
Barclays Bank plc ...................................... $ 5,502,486 $ (5,502,486) $ – $ –
BNP Paribas SA ....................................... 5,174,959 (5,174,959) – –
BofA Securities, Inc. .................................... 8,314,267 (8,314,267) – –
Citadel Clearing LLC .................................... 327,760 (327,760) – –
Citigroup Global Markets, Inc. .............................. 8,513,317 (8,513,317) – –
Goldman Sachs & Co. LLC ............................... 14,363,403 (13,861,349) – 502,054
(b)
HSBC Bank plc ....................................... 5,247,684 (5,247,684) – –
J.P. Morgan Securities LLC ............................... 8,210,822 (8,210,822) – –
Jefferies LLC ......................................... 99,691 (99,691) – –
Morgan Stanley ....................................... 13,246,883 (13,246,883) – –

Notes to Financial Statements
(continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Small-Cap Equity Factor (continued)
National Financial Services LLC ............................ 2,582,290 (2,582,290) – –
Natixis SA ........................................... 617,961 (617,961) – –
RBC Capital Markets LLC ................................ 1,370,486 (1,370,486) – –
Scotia Capital (USA), Inc. ................................ 1,268,679 (1,266,476) – 2,203
(b)
SG Americas Securities LLC .............................. 2,237 (2,146) – 91
(b)
State Street Bank & Trust Co. .............................. 1,094,534 (1,094,534) – –
Toronto-Dominion Bank (The) .............................. 968,694 (955,428) – 13,266
(b)
UBS AG ............................................ 111,777 (109,177) – 2,600
(b)
Virtu Americas LLC ..................................... 340,509 (338,303) – 2,206
(b)
Wells Fargo Bank NA ................................... 340,154 (340,154) – –
Wells Fargo Securities LLC ............................... 38,717 (38,496) – 221
(b)
$ 77,737,310 $ (77,214,669) $ – $ 522,641
U.S. Tech Breakthrough Multisector
Barclays Bank plc ...................................... $ 432,508 $ (421,742) $ – $ 10,766
(b)
Barclays Capital, Inc. ................................... 101,603 (101,603) – –
BNP Paribas SA ....................................... 179,962 (179,962) – –
BofA Securities, Inc. .................................... 2,795,816 (2,787,273) – 8,543
(b)
Citadel Clearing LLC .................................... 1,148,622 (1,148,622) – –
Citigroup Global Markets, Inc. .............................. 1,433,467 (1,433,467) – –
HSBC Bank plc ....................................... 2,018 (2,018) – –
J.P. Morgan Securities LLC ............................... 241,849 (241,849) – –
Morgan Stanley ....................................... 646,750 (646,750) – –
Scotia Capital (USA), Inc. ................................ 20,712 (20,712) – –
State Street Bank & Trust Co. .............................. 74,855 (74,855) – –
Toronto-Dominion Bank (The) .............................. 45,576 (45,576) – –
$ 7,123,738 $ (7,104,429) $ – $ 19,309
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements

swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the U.S. Small-Cap Equity Factor to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).

Notes to Financial Statements
(continued)

Notes to Financial Statements
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Effective June 28, 2024, for its investment advisory services to the iShares U.S. Tech Breakthrough Multisector ETF, BFA is entitled to an annual investment advisory fee of
0.30%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers : BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Prior to June 28, 2024, for the iShares U.S. Tech Breakthrough Multisector ETF, BFA elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.30% and currently intends to keep such voluntary fee waiver for the Fund in place through December
31, 2024. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
MSCI USA Small-Cap Min Vol Factor .................................................................................... 0.20%
U.S. Equity Factor ................................................................................................. 0.08
U.S. Small-Cap Equity Factor ......................................................................................... 0.15
U.S. Tech Breakthrough Multisector ..................................................................................... 0.30
iShares ETF Amounts Waived
U.S. Tech Breakthrough Multisector ........................................................................................ $ 318,912
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor ........................................................................................... $ 106,968
U.S. Equity Factor ........................................................................................................ 23,627
U.S. Small-Cap Equity Factor ................................................................................................ 106,265
U.S. Tech Breakthrough Multisector ............................................................................................ 19,729

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements

For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Used
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Small-Cap Min Vol Factor ........................................................ $ 74,898,580 $ 21,382,024 $ (1,299,241)
U.S. Equity Factor ..................................................................... 129,266,566 142,003,637 4,836,525
U.S. Small-Cap Equity Factor ............................................................. 52,196,259 57,716,886 12,026,552
U.S. Tech Breakthrough Multisector ......................................................... 19,425,251 21,160,468 (4,215,522)
iShares ETF Purchases Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 352,959,919 $ 355,451,721
U.S. Equity Factor ..................................................................................... 352,978,299 353,076,200
U.S. Small-Cap Equity Factor ............................................................................. 219,948,501 207,664,386
U.S. Tech Breakthrough Multisector ......................................................................... 51,842,324 52,493,321
iShares ETF
In-kind
Purchases
In-kind
Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 45,462,568 $ 142,197,157
U.S. Equity Factor ..................................................................................... 415,620,011 153,835,696
U.S. Small-Cap Equity Factor ............................................................................. 308,899,862 53,495,184
U.S. Tech Breakthrough Multisector ......................................................................... 81,400,870 64,231,876
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Small-Cap Min Vol Factor ............................................................. $ 30,551,055 $ (30,551,055)
U.S. Equity Factor .......................................................................... 49,633,802 (49,633,802)
U.S. Small-Cap Equity Factor .................................................................. 11,946,015 (11,946,015)
U.S. Tech Breakthrough Multisector .............................................................. 33,330,359 (33,330,359)
iShares ETF
Year Ended
07/31/24
Year Ended
07/31/23
MSCI USA Small-Cap Min Vol Factor
Ordinary income ........................................................................................... $ 13,041,539 $ 14,809,861
U.S. Equity Factor
Ordinary income ........................................................................................... $ 23,451,638 $ 20,833,016
U.S. Small-Cap Equity Factor
Ordinary income ........................................................................................... $ 9,354,694 $ 14,979,392
U.S. Tech Breakthrough Multisector
Ordinary income ........................................................................................... $ 892,942 $ 1,590,805

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
For the year ended July 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
MSCI USA Small-Cap Min Vol Factor ......................................... $ 398,889 $ (133,073,349) $ 142,746,248 $ 10,071,788
U.S. Equity Factor ...................................................... 3,265,386 (78,694,795) 453,065,725 377,636,316
U.S. Small-Cap Equity Factor .............................................. 1,901,936 (89,031,369) 164,077,279 76,947,846
U.S. Tech Breakthrough Multisector .......................................... 256,403 (25,845,953) 84,172,341 58,582,791
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the undistributed capital gains from underlying REIT investments.
iShares ETF Utilized
U.S. Equity Factor .................................................................................................... $ 24,640,665
U.S. Small-Cap Equity Factor ............................................................................................ 18,667,703
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Small-Cap Min Vol Factor .................................... $ 724,304,994 $ 166,879,943 $ (24,133,695) $ 142,746,248
U.S. Equity Factor ................................................. 1,609,437,718 488,142,452 (35,076,727) 453,065,725
U.S. Small-Cap Equity Factor ......................................... 1,140,502,799 229,234,921 (65,152,587) 164,082,334
U.S. Tech Breakthrough Multisector ..................................... 332,771,173 107,398,065 (23,225,724) 84,172,341

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements

of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
07/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Min Vol Factor
Shares sold 1,350,000 $ 47,345,408 2,800,000 $ 96,635,404
Shares redeemed (4,050,000) (147,565,321) (700,000) (24,337,763)
(2,700,000) $ (100,219,913) 2,100,000 $ 72,297,641
U.S. Equity Factor
Shares sold 8,300,000 $ 417,960,809 7,600,000 $ 306,932,271
Shares redeemed (3,050,000) (154,730,135) (4,800,000) (193,063,386)
5,250,000 $ 263,230,674 2,800,000 $ 113,868,885
U.S. Small-Cap Equity Factor
Shares sold 5,250,000 $ 322,327,198 10,700,000 $ 567,660,550
Shares redeemed (950,000) (55,555,619) (15,450,000) (817,800,196)
4,300,000 $ 266,771,579 (4,750,000) $ (250,139,646)

Notes to Financial Statements
(continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
U.S. Tech Breakthrough Multisector
Shares sold 1,750,000 $ 81,796,370 950,000 $ 35,779,584
Shares redeemed (1,450,000) (65,572,120) (4,100,000) (151,876,439)
300,000 $ 16,224,250 (3,150,000) $ (116,096,855)

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Financial Statements

To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI USA Small-Cap Min Vol Factor ETF
iShares U.S. Equity Factor ETF
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector ETF

Important Tax Information

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 12,503,663
U.S. Equity Factor .................................................................................................. 23,826,748
U.S. Small-Cap Equity Factor .......................................................................................... 10,476,418
U.S. Tech Breakthrough Multisector ...................................................................................... 1,949,259
iShares ETF
Qualified Business
Income
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 933,612
U.S. Equity Factor .................................................................................................. 1,069,191
U.S. Small-Cap Equity Factor .......................................................................................... 1,996,607
U.S. Tech Breakthrough Multisector ...................................................................................... 81,720
iShares ETF
Dividends-Received
Deduction
MSCI USA Small-Cap Min Vol Factor ..................................................................................... 97.67%
U.S. Equity Factor .................................................................................................. 95.86
U.S. Small-Cap Equity Factor .......................................................................................... 89.76
U.S. Tech Breakthrough Multisector ...................................................................................... 100.00

Additional Information
2024
iShares Annual Financial Statements

Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
ProxyResults
Not applicable.
Remuneration Paid to Trustees Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Annual Report to Shareholders

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Annual Report to Shareholders

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.
However, the Board noted that during the June 4-5, 2024 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the
Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Annual Financial Statements

Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., STOXX Ltd., or ICE Data
Indices LLC nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iSharesTrust

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2024

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2024